                              NORTH AMERICAN FUNDS

                                Stock Index Fund
                           Science & Technology Fund
                        Aggressive Growth LifeStyle Fund
                         Moderate Growth LifeStyle Fund
                       Conservative Growth LifeStyle Fund
                              286 Congress Street
                          Boston, Massachusetts 02210

                               ----------------

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

                               ----------------

                         TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

   Notice is Hereby Given that a joint special meeting of shareholders (the "Meeting") of the Stock Index Fund (the "NAF Stock Index Fund"), Science & Technology Fund (the "NAF Science & Technology Fund"), Aggressive Growth LifeStyle Fund (the "NAF Aggressive Growth LifeStyle Fund"), Moderate Growth LifeStyle Fund (the "NAF Moderate Growth LifeStyle Fund") and Conservative Growth LifeStyle Fund (the "NAF Conservative Growth LifeStyle Fund," and together with the NAF Stock Index Fund, NAF Science & Technology Fund, NAF Aggressive Growth LifeStyle Fund and NAF Moderate Growth Lifestyle Fund, the "Acquired Funds") of North American Funds will be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001 at 10:00 a.m. Eastern Time, for the following purposes:

     (1) (a) All Acquired Funds: to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects to the previous investment advisory agreement with AGAM;

     (b) All Acquired Funds (other than the NAF Science & Technology Fund): to approve or disapprove a new subadvisory agreement (the "New Subadvisory Agreement") between AGAM and American General Investment Management, L.P. ("AGIM") or an affiliate thereof, the terms of which are the same in all material respects as the previous subadvisory agreement between AGAM and AGIM;

     (2) (a) NAF Stock Index Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Stock Index Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Stock Index Fund by the SunAmerica Stock Index Fund of SunAmerica Strategic Investment Series, Inc. (the "SunAmerica Stock Index Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Stock Index Fund, as described in the accompanying proxy statement and prospectus. The SunAmerica Stock Index Fund is a newly created series of SunAmerica Strategic Investment Series, Inc., created for the purpose of receiving the assets from the NAF Stock Index Fund. The Stock Index Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Stock Index Fund to shareholders of the NAF Stock Index Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Stock Index Fund as a separate investment portfolio of North American Funds;

     (b) NAF Science & Technology Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Science & Technology Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Science & Technology Fund by the SunAmerica Science & Technology Fund of SunAmerica Strategic Investment

  Series, Inc. (the "SunAmerica Science & Technology Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Science & Technology Fund, as described in the accompanying proxy statement and prospectus. The SunAmerica Science & Technology Fund is a newly created series of SunAmerica Strategic Investment Series, Inc., created for the purpose of receiving the assets from the NAF Science & Technology Fund. The Science & Technology Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Science & Technology Fund to shareholders of the NAF Science & Technology Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Science & Technology Fund as a separate investment portfolio of North American Funds;

     (c) NAF Aggressive Growth LifeStyle Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Aggressive Growth LifeStage Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Aggressive Growth LifeStyle Fund by the SunAmerica Aggressive Growth LifeStage Fund of SunAmerica Strategic Investment Series, Inc. (the "SunAmerica Aggressive Growth LifeStage Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Aggressive Growth LifeStage Fund, as described in the accompanying proxy statement and prospectus. The SunAmerica Aggressive Growth LifeStage Fund is a newly created series of SunAmerica Strategic Investment Series, Inc., created for the purpose of receiving the assets of the NAF Aggressive Growth LifeStyle Fund. The Aggressive Growth LifeStage Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Aggressive Growth LifeStage Fund to shareholders of the NAF Aggressive Growth LifeStyle Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Aggressive Growth LifeStyle Fund as a separate investment portfolio of North American Funds;

     (d) NAF Moderate Growth LifeStyle Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Moderate Growth LifeStage Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Moderate Growth LifeStyle Fund by the SunAmerica Moderate Growth LifeStage Fund of SunAmerica Strategic Investment Series, Inc. (the "SunAmerica Moderate Growth LifeStage Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Moderate Growth LifeStage Fund, as described in the accompanying proxy statement and prospectus. The SunAmerica Moderate Growth LifeStage Fund is a newly created series of SunAmerica Strategic Investment Series, Inc., created for the purpose of receiving the assets from the NAF Moderate Growth Lifestyle Fund. The Moderate Growth LifeStage Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Moderate Growth LifeStage Fund to shareholders of the NAF Moderate Growth LifeStyle Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Moderate Growth LifeStyle Fund as a separate investment portfolio of North American Funds;

     (e) NAF Conservative Growth LifeStyle Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Conservative Growth LifeStage Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Conservative Growth LifeStyle Fund by the SunAmerica Conservative Growth LifeStage Fund of SunAmerica Strategic Investment Series, Inc. (the "SunAmerica Conservative Growth LifeStage Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Conservative Growth LifeStage Fund, as described in the accompanying proxy statement and prospectus. The SunAmerica Conservative Growth LifeStage Fund is a newly created series of SunAmerica Strategic Investment Series, Inc., created for the purpose of receiving the assets from the NAF Conservative Growth LifeStyle Fund. The Conservative Growth LifeStyle Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Conservative Growth LifeStage Fund to shareholders of the NAF Conservative Growth LifeStyle Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Conservative Growth LifeStyle Fund; and

     (3) To transact such other business as properly may come before the Meeting or any adjournment thereof.

   The Board of Trustees of North American Funds has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

   A complete list of the shareholders of each of the Acquired Funds entitled to vote at the Meeting will be available and open to the examination of any shareholders of each Acquired Fund for any purpose germane to such Meeting during ordinary business hours from and after October 24, 2001 at the offices of North American Funds, 286 Congress Street, Boston, Massachusetts and at the Meeting.

   You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed respective proxy card and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, you may vote your shares by calling a specially designated telephone number (toll free 1-888-221-0697) or via the Internet at http://www.proxyweb.com. Each of the enclosed proxies is being solicited on behalf of the Board of Trustees of North American Funds.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement, the New Subadvisory Agreement (if applicable) and the respective Agreement and Plan of Reorganization.

                                          By Order of the Board of Trustees,
                                          /s/John I. Fitzgerald
                                          John I. Fitzgerald
                                          Secretary, North American Funds

Boston, Massachusetts
Dated: October 1, 2001

                    COMBINED PROXY STATEMENT AND PROSPECTUS

                  SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
                              NORTH AMERICAN FUNDS

                               ----------------

                    JOINT SPECIAL MEETING OF SHAREHOLDERS OF
                                STOCK INDEX FUND
                           SCIENCE & TECHNOLOGY FUND
                        AGGRESSIVE GROWTH LIFESTYLE FUND
                         MODERATE GROWTH LIFESTYLE FUND
                                      AND
                       CONSERVATIVE GROWTH LIFESTYLE FUND
                                       OF
                              NORTH AMERICAN FUNDS

                               ----------------

                                NOVEMBER 7, 2001

   This Proxy Statement and Prospectus is furnished to you because you are a shareholder of one or more of the North American Funds referenced above. The Funds are holding a Joint Special Meeting of Shareholders (the "Meeting") on November 7, 2001 to consider the proposals described in this Proxy Statement and Prospectus.

   This Proxy Statement and Prospectus describes proposals to approve or disapprove (i) a new investment advisory agreement with American General Asset Management Corp. ("AGAM") for your Fund, and (ii) if applicable, a new subadvisory agreement between AGAM and American General Investment Management, L.P. ("AGIM") or an affiliate thereof (collectively, "New AGIM") for your Fund. The terms of the new investment advisory agreement and new subadvisory agreement are the same in all material respects as your Fund's previous investment advisory agreement with AGAM and your Fund's previous subadvisory agreement between AGAM and AGIM. The proposal relating to the new subadvisory agreement does not apply to the Science & Technology Fund, which is not subadvised by AGIM.

   Your Board of Trustees is seeking your proxy to vote in favor of these proposals.

   In addition, your Board of Trustees is seeking your approval of a transaction involving your Fund. Under the proposal, your Fund would reorganize with a comparable portfolio of SunAmerica Strategic Investment Series, Inc., as set forth in the chart below. If this reorganization is approved by shareholders, you will become a shareholder of the SunAmerica fund listed opposite your Fund's name.

                   Your Fund                                 SunAmerica Fund
                   ---------                                 ---------------
   Stock Index Fund                           SunAmerica Stock Index Fund
   Science & Technology Fund                  SunAmerica Science & Technology Fund
   Aggressive Growth LifeStyle Fund           SunAmerica Aggressive Growth LifeStage Fund
   Moderate Growth LifeStyle Fund             SunAmerica Moderate Growth LifeStage Fund
   Conservative Growth LifeStyle Fund         SunAmerica Conservative Growth LifeStage Fund

   This Proxy Statement and Prospectus serves as a prospectus of SunAmerica Strategic Investment Series, Inc. under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of shares to you pursuant to the terms of the reorganizations.

                               ----------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
        AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE
          ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

      The Date of this Proxy Statement and Prospectus is October 1, 2001.

   Both North American Funds and SunAmerica Strategic Investment Series, Inc. are open-end series management investment companies. North American Funds is organized as a Massachusetts business trust, and SunAmerica Strategic Investment Series, Inc. is organized as a Maryland corporation.

   Each of the SunAmerica funds listed above is being organized as a separate investment portfolio of SunAmerica Strategic Investment Series, Inc. for the purpose of accomplishing the applicable reorganization and has not yet commenced operations. This Proxy Statement and Prospectus sets forth concisely the information about SunAmerica Strategic Investment Series, Inc. that you should know before considering a reorganization and should be retained for future reference. North American Funds has authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

   The following document is included in the package of documents that you received with this Proxy Statement and Prospectus:

  . The prospectus relating to SunAmerica Strategic Investment Series, Inc., dated February 28, 2001, as supplemented (the "Acquiring Funds Prospectus"). This document is incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

   Additional information about the proposed transactions is contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information") and is on file with the Securities and Exchange Commission (the "Commission"). The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth below or by writing North American Funds or SunAmerica Strategic Investment Series, Inc. at the address set forth below. The Statement of Additional Information, dated October 1, 2001, is incorporated by reference into this Proxy Statement and Prospectus.

   Other documents containing information about the Funds have been filed with the Commission. These other documents are available without charge by writing to the address or calling the toll free number set forth below:

   If they relate to North        If they relate to SunAmerica Strategic
   American Funds:                Investment Series, Inc.:

   North American Funds           SunAmerica Strategic Investment Series, Inc.
   286 Congress Street            The SunAmerica Center
   Boston, Massachusetts 02210    733 Third Avenue
   1-800-872-8037                 New York, New York 10017
                                  1-800-858-8850

   These documents are:

  . The statement of additional information relating to SunAmerica Strategic Investment Series, Inc., dated February 28, 2001, as supplemented (the "Acquiring Funds Statement").

  . The preliminary prospectuses relating to SunAmerica Strategic Investment
    Series, Inc., subject to completion and dated August 15, 2001, as supplemented.

  . The preliminary statement of additional information relating to SunAmerica Strategic Investment Series, Inc., subject to completion and dated August 15, 2001, as supplemented.

  . A statement of additional information relating to the North American
    Funds, dated March 1, 2001, as supplemented (the "Acquired Funds
    Statement").

  . The prospectuses relating to the North American Funds, each dated March
    1, 2001, as supplemented (the "Acquired Funds Prospectuses"). These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

  . The Annual Report to Shareholders of North American Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of North American Funds for the six month period ended April 30, 2001.

   The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Funds Prospectus, the Acquired Funds Prospectuses, the Acquiring Funds Statement, the Acquired Funds Statement, other material incorporated by reference and other information regarding the Funds.

   The address of the principal executive offices of SunAmerica Strategic Investment Series, Inc. is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the web address is http://www.sunamericafunds.com. The address of the principal executive offices of North American Funds is 286 Congress Street, Boston, Massachusetts 02210, the telephone number is 1-800-872-8037 and the web address is http://www.northamericanfunds.com.

   The shareholders solicited and entitled to vote on Proposals 1a, 1b, 2a, 2b, 2c, 2d and 2e of this Proxy Statement and Prospectus are outlined in the following table:

              Proposal                                  Fund
              --------                                  ----
1. (a) Approval of New Investment      All North American Funds referenced
 Advisory Agreement                    above, each voting separately
   (b) Approval of New Subadvisory     All Acquired Funds (other than the NAF
       Agreement                       Science & Technology Fund), each
                                       voting separately
2. (a) Approval of Agreement and Plan  Stock Index Fund
       of Reorganization relating to
       Stock Index Fund
   (b) Approval of Agreement and Plan  Science & Technology Fund
       of Reorganization relating to
       Science & Technology Fund
   (c) Approval of Agreement and Plan  Aggressive Growth LifeStyle Fund
       of Reorganization relating to
       Aggressive Growth LifeStage
       Fund
   (d) Approval of Agreement and Plan  Moderate Growth LifeStyle Fund
       of Reorganization relating to
       Moderate Growth LifeStage Fund
   (e) Approval of Agreement and Plan  Conservative Growth LifeStyle Fund
       of Reorganization relating to
       Conservative Growth LifeStage
       Fund

                               ----------------

                                  INTRODUCTION

   This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of North American Funds (the "NAF Board") for use at the Meeting to be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001, at 10:00 a.m., Eastern Time. The mailing address for the North American Funds is 286 Congress Street, Boston, Massachusetts 02210. The approximate mailing date of this Proxy Statement and Prospectus is October 5, 2001.

   Before we describe the proposals any further, we need to define certain words or phrases that are used in this Proxy Statement and Prospectus:

     Acquired Fund: Your Fund, which is a portfolio of North American Funds.

     Acquiring Fund: The portfolio of SunAmerica Strategic Investment Series, Inc. that is acquiring a comparable portfolio of North American Funds.

     Aggressive Growth LifeStage Combined Fund: The SunAmerica Aggressive Growth LifeStage Fund after the Reorganization.

     Aggressive Growth LifeStage Funds: The Aggressive Growth LifeStyle Fund of North American Funds and the SunAmerica Aggressive Growth LifeStage Fund.

     Combined Fund: An Acquiring Fund after completion of the Reorganization.

     Conservative Growth LifeStage Combined Fund: The SunAmerica Conservative Growth LifeStage Fund after the Reorganization.

     Conservative Growth LifeStage Funds: The Conservative Growth LifeStyle Fund of North American Funds and the SunAmerica Conservative Growth LifeStage Fund.

     Fund: Either the Acquired Fund or Acquiring Fund, depending on the context.

     Growth LifeStage Funds: The Aggressive Growth LifeStage Funds, the Conservative Growth LifeStage Funds, and the Moderate Growth LifeStage Funds.

     Investment Company Act: The Investment Company Act of 1940, as amended.

     Moderate Growth LifeStage Combined Fund: The SunAmerica Moderate Growth LifeStage Fund after the Reorganization.

     Moderate Growth LifeStage Funds: The Moderate Growth LifeStyle Fund of North American Funds and the SunAmerica Moderate Growth LifeStage Fund.

     NAF Aggressive Growth LifeStyle Fund: The Aggressive Growth LifeStyle Fund of North American Funds.

     NAF Conservative Growth LifeStyle Fund: The Conservative Growth LifeStyle Fund of North American Funds.

     NAF Growth LifeStyle Funds: The NAF Aggressive Growth LifeStyle Fund, The NAF Conservative Growth LifeStyle Fund and the NAF Moderate Growth LifeStyle Fund.

     NAF Moderate Growth LifeStyle Fund: The Moderate Growth LifeStyle Fund of North American Funds.

     NAF Science & Technology Fund: The Science & Technology Fund of North American Funds.

     NAF Stock Index Fund: The Stock Index Fund of North American Funds.

     Plan: The Agreement and Plan of Reorganization, which sets forth the terms of each Reorganization and is being submitted for shareholder approval.

     Reorganization: The transaction through which an Acquired Fund will be acquired by an Acquiring Fund and shareholders of an Acquired Fund will become shareholders of an Acquiring Fund.

     Science & Technology Combined Fund: The SunAmerica Science & Technology Fund after the Reorganization.

     Science & Technology Funds: The Science & Technology Fund of North American Funds and the SunAmerica Science & Technology Fund.

     Stock Index Combined Fund: The SunAmerica Stock Index Fund after the Reorganization.

     Stock Index Funds: The Stock Index Fund of North American Funds and the SunAmerica Stock Index Fund.

     SunAmerica Growth LifeStage Funds: The SunAmerica Aggressive Growth LifeStage Fund, SunAmerica Conservative Growth LifeStage Fund and Moderate Growth LifeStage Fund.

                                    SUMMARY

   The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the forms of the New Investment Advisory Agreement, the New Subadvisory Agreement and the Plans, attached hereto as Exhibits IA, IB and II, respectively.

                     THE AIG MERGER AND THE NEW INVESTMENT
                      ADVISORY AND SUBADVISORY AGREEMENTS

   On August 29, 2001, American International Group, Inc. ("AIG") acquired American General Corporation ("American General"), the parent company of AGAM and AGIM (the "AIG Merger"). As a result of the AIG Merger, AGAM and AGIM became subsidiaries of AIG. AIG is also the parent company of SunAmerica Asset Management Corp. ("SAAMCo").

   As a result of the AIG Merger, applicable law requires shareholder approval of a new investment advisory agreement (the "New Investment Advisory Agreement") with AGAM for your Fund and shareholder approval of a new subadvisory agreement (the "New Subadvisory Agreement" and together with the New Investment Advisory Agreement, the "New Agreements") between AGAM and New AGIM, an affiliate of AGAM, for each Fund (other than the NAF Science & Technology Fund). The terms of the New Investment Advisory Agreement and New Subadvisory Agreement are the same in all material respects as your Fund's previous investment advisory agreement with AGAM (the "Previous Investment Advisory Agreement") and previous subadvisory agreement between AGAM and AGIM (the "Previous Subadvisory Agreement"). See "Proposal No. 1(a): Approval of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder, and "Proposal No. 1(b): Approval of the New Subadvisory Agreement" below for a description of the New Subadvisory Agreement and the services to be provided by New AGIM thereunder.

   In connection with its approval of the New Agreements, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory or subadvisory contracts, the advisory fees, or any of the Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting, until such Reorganizations were approved and consummated, SAAMCo and AIG represented there would be no material change in the nature and quality of services provided by AGAM. As part of its deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM and/or New AGIM; the amount and structure of investment advisers' fees generally and the fees payable under the New Agreements; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the AIG Merger.

   In addition, the NAF Board considered the fact that at some point after consummation of the AIG Merger, the operations of AGIM might be consolidated with those of another affiliate within the AIG group of companies to eliminate duplication and attempt to create economies of scale within the organization. The NAF Board was assured that any such internal reorganization would not result in a change in the personnel responsible for providing services to the applicable Acquired Funds or in the nature or quality of those services. Accordingly, the NAF Board approved the New Subadvisory Agreement with AGIM or any affiliate that may in the future conduct the advisory business previously conducted by AGIM (previously defined collectively as "New AGIM").

   AGAM and AGIM are wholly owned subsidiaries of American General. Prior to the AIG Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. SAAMCo is the investment adviser for the Acquiring Funds. SAAMCo has been in the business of investment management since 1982 and as of June 30, 2001, managed, advised and/or administered approximately $28.5 billion of assets. AIG, SAAMCo's parent, a Delaware corporation, is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

                              THE REORGANIZATIONS

What Shareholders of an Acquired Fund Will Receive in a Reorganization

   If shareholders approve their Fund's Reorganization and the Reorganization takes place:

  . The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Acquired Fund;

  . Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund;

  . Shareholders holding Class A, Class B, Class C and Institutional Class I shares of the Acquired Fund will receive Class A, Class B, Class II and Class I shares, respectively, of the Acquiring Fund (the "Corresponding Shares"); and

  . Corresponding Shares received by shareholders of the Acquired Fund will have the same aggregate net asset value as the shares of the Acquired Fund held immediately prior to the Reorganization.

   No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.

Reasons for the Reorganizations

   On August 2, 2001, the NAF Board unanimously approved each Reorganization, subject to shareholder approval and completion of the AIG Merger. The NAF Board, including all of the NAF Independent Trustees (as defined below), has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined in the Plans). The NAF Independent Trustees are the Trustees who are not "interested persons" of North American Funds (within the meaning of the Investment Company Act).

   The NAF Board unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board of Trustees has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following:

  . the fact that following each Reorganization, shareholders of each Acquired Fund would remain invested in a mutual fund having substantially the same or similar investment objective and similar investment techniques;

  . the fees and expenses of the Acquired Funds, the Acquiring Funds and the Combined Funds;

  . potential benefits to shareholders likely to result from each Reorganization, such as the potential for reduced operating expenses over time due to economies of scale; and

  . the fact that the Reorganizations will not result in dilution of the interests of Acquired Fund shareholders.

   For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see "Proposals Nos. 2(a)-(e): The
Reorganizations" below.

   If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) AGAM will continue to serve as the investment adviser of the Acquired Funds, New AGIM will continue to serve as subadviser to each of the Acquired Funds except the NAF Science & Technology Fund, and T. Rowe Price Associates, Inc. ("T. Rowe Price") will continue to serve as subadviser to the NAF Science & Technology Fund, until the closing of the Reorganizations (which is currently anticipated to occur during the fourth calendar quarter of 2001), (ii) the Reorganizations will occur as soon as practicable thereafter, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans, and (iii) after the consummation of the Reorganizations, SAAMCo will manage the assets of the Acquired Funds as part of the Combined Funds, with New AGIM serving as subadviser to the Stock Index Combined Fund and T. Rowe Price serving as subadviser to the Science & Technology Combined Fund. The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) by mutual agreement of the NAF Board and the Board of Directors of SunAmerica Strategic Investment Series, Inc. (the "SunAmerica Board"); (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                            FEE TABLES AND EXAMPLES

 Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds
 (as of April 30, 2001) and Pro Forma Fee Table for each of the Combined Funds
                            (as of April 30, 2001)*

                                                                                                      Institutional Class I/
                         Class A Shares             Class B Shares           Class C/II Shares            Class I Shares
                   -------------------------- -------------------------- -------------------------- --------------------------
                        Actual      Pro Forma      Actual      Pro Forma      Actual      Pro Forma      Actual      Pro Forma
                   ---------------- --------- ---------------- --------- ---------------- --------- ---------------- ---------
                    NAF               Stock    NAF               Stock    NAF               Stock    NAF               Stock
                   Stock SunAmerica   Index   Stock SunAmerica   Index   Stock SunAmerica   Index   Stock SunAmerica   Index
                   Index   Stock    Combined  Index   Stock    Combined  Index   Stock    Combined  Index   Stock    Combined
                   Fund  Index Fund   Fund    Fund  Index Fund   Fund    Fund  Index Fund   Fund    Fund  Index Fund   Fund
                   ----- ---------- --------- ----- ---------- --------- ----- ---------- --------- ----- ---------- ---------
Shareholder Fees
(fees paid
directly from
your investment):
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering
price)(1)........  5.75%   5.75%      5.75%    None    None       None    None   1.00%      1.00%    None    None       None
Maximum Deferred
Sales Charge
(Load) (as a
percentage of
original purchase
price or
redemption price,
whichever is
lower)(2)........   None    None       None   5.00%   5.00%      5.00%   1.00%   1.00%      1.00%    None    None       None
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends........   None    None       None    None    None       None    None    None       None    None    None       None
Redemption
Fee(3)...........   None    None       None    None    None       None    None    None       None    None    None       None
Annual Fund
Operating
Expenses (as a
percentage of
average net
assets) (expenses
that are deducted
from Fund
assets):
 Management
 Fees............  0.27%   0.27%      0.27%   0.27%   0.27%      0.27%   0.27%   0.27%      0.27%   0.27%   0.27%      0.27%
 Distribution
 and/or Service
 (12b-1)
 Fees(4).........  0.35%   0.35%      0.35%   1.00%   1.00%      1.00%   1.00%   1.00%      1.00%    None    None       None
 Other Expenses..  0.55%   0.74%      0.74%   0.55%   0.66%      0.66%   0.55%   1.19%      1.19%   0.80%   0.99%      0.99%
Total Annual Fund
Operating
Expenses Before
Expense
Reimbursement....  1.17%   1.36%      1.36%   1.82%   1.93%      1.93%   1.82%   2.46%      2.46%   1.07%   1.26%      1.26%
Expense
Reimbursement....  0.42%   0.61%      0.61%   0.42%   0.53%      0.53%   0.42%   1.06%      1.06%   0.42%   0.61%      0.61%
Net
Expenses(5)(6)...  0.75%   0.75%      0.75%   1.40%   1.40%      1.40%   1.40%   1.40%      1.40%   0.65%   0.65%      0.65%

   These examples are intended to help you compare the cost of investing in the Stock Index Funds with the cost of investing in other mutual funds.

Examples:

   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                   Cumulative Expenses
                                                 Paid for the Period of:
                                           -----------------------------------
                                           1 Year 3 Years 5 Years 10 Years (9)
                                           ------ ------- ------- ------------
Expenses if you did redeem your shares at
 the end of the period:
Class A
  NAF Stock Index Fund(8).................  $647   $886   $1,143     $1,878
  SunAmerica Stock Index Fund(8)..........  $647   $801   $  968     $1,452
  Pro Forma Stock Index Combined
   Fund+(8)...............................  $647   $801   $  968     $1,452
Class B
  NAF Stock Index Fund(8).................  $643   $932   $1,146     $1,932
  SunAmerica Stock Index Fund(8)..........  $643   $743   $  966     $1,502
  Pro Forma Stock Index Combined
   Fund+(8)...............................  $643   $743   $  966     $1,502
Class C/Class II
  NAF Stock Index Fund(8).................  $243   $532   $  946     $2,103
  SunAmerica Stock Index Fund(8)..........  $341   $539   $  858     $1,763
  Pro Forma Stock Index Combined
   Fund+(8)...............................  $341   $539   $  858     $1,763
Institutional Class I/Class I
  NAF Stock Index Fund(8).................  $ 66   $299   $  549     $1,268
  SunAmerica Stock Index Fund(8)..........  $ 66   $208   $  362     $  810
  Pro Forma Stock Index Combined
   Fund+(8)...............................  $ 66   $208   $  362     $  810

   These examples are intended to help you compare the cost of investing in the Stock Index Funds with the cost of investing in other mutual funds.

Examples:

   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the Table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                 Cumulative Expenses Paid
                                                    for the Period of:
                                            ----------------------------------
                                            1 Year 3 Years 5 Years 10 Years(9)
                                            ------ ------- ------- -----------
Expenses if you did not redeem your shares
 at the end of the period:
Class A
  NAF Stock Index Fund(8)..................  $647   $886   $1,143    $1,878
  SunAmerica Stock Index Fund(8)...........  $647   $801   $  968    $1,452
  Pro Forma Stock Index Combined Fund+(8)..  $647   $801   $  968    $1,452
Class B
  NAF Stock Index Fund(8)..................  $143   $532   $  946    $1,932
  SunAmerica Stock Index Fund(8)...........  $143   $443   $  766    $1,502
  Pro Forma Stock Index Combined Fund+(8)..  $143   $443   $  766    $1,502
Class C/Class II
  NAF Stock Index Fund(8)..................  $143   $532   $  946    $2,103
  SunAmerica Stock Index Fund(8)...........  $241   $539   $  858    $1,763
  Pro Forma Stock Index Combined Fund+(8)..  $241   $539   $  858    $1,763
Institutional Class I/Class I
  NAF Stock Index Fund(8)..................  $ 66   $299   $  549    $1,268
  SunAmerica Stock Index Fund(8)...........  $ 66   $208   $  362    $  810
  Pro Forma Stock Index Combined Fund+(8)..  $ 66   $208   $  362    $  810

 Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds
 (as of April 30, 2001) and Pro Forma Fee Table for each of the Combined Funds
                            (as of April 30, 2001)*

                            Class A Shares                   Class B Shares                 Class C/ II Shares
                   -------------------------------- -------------------------------- --------------------------------
                          Actual         Pro Forma         Actual         Pro Forma         Actual         Pro Forma
                   --------------------- ---------- --------------------- ---------- --------------------- ----------
                      NAF     SunAmerica Science &     NAF     SunAmerica Science &     NAF     SunAmerica Science &
                   Science &  Science &  Technology Science &  Science &  Technology Science &  Science &  Technology
                   Technology Technology  Combined  Technology Technology  Combined  Technology Technology  Combined
                      Fund       Fund       Fund       Fund       Fund       Fund       Fund       Fund       Fund
                   ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Shareholder Fees
(fees paid
directly from
your investment):
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering
price)(1)........    5.75%      5.75%      5.75%       None       None       None       None      1.00%      1.00%
Maximum Deferred
Sales Charge
(Load) (as a
percentage of
original purchase
price or
redemption price,
whichever is
lower)(2)........     None       None       None      5.00%      5.00%      5.00%      1.00%      1.00%      1.00%
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends........     None       None       None       None       None       None       None       None       None
Redemption
Fee(3)...........     None       None       None       None       None       None       None       None       None
Annual Fund
Operating
Expenses (as a
percentage of
average net
assets) (expenses
that are deducted
from Fund
assets):
 Management
 Fees............    0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
 Distribution
 and/or Service
 (12b-1)
 Fees(4).........    0.35%      0.35%      0.35%      1.00%      1.00%      1.00%      1.00%      1.00%      1.00%
 Other Expenses..    0.25%      1.22%      1.22%      0.25%      1.04%      1.04%      0.25%      1.71%      1.71%
Total Annual Fund
Operating
Expenses Before
Expense
Reimbursement....    1.50%      2.47%      2.47%      2.15%      2.94%      2.94%      2.15%      3.61%      3.61%
Expense
Reimbursement....      --       0.97%      0.97%        --       0.79%      0.79%        --       1.46%      1.46%
Net
Expenses(5)(6)...    1.50%      1.50%      1.50%      2.15%      2.15%      2.15%      2.15%      2.15%      2.15%
                    Institutional Class I/Class I
                                Shares
                   --------------------------------
                          Actual         Pro Forma
                   --------------------- ----------
                      NAF     SunAmerica Science &
                   Science &  Science &  Technology
                   Technology Technology  Combined
                      Fund       Fund       Fund
                   ---------- ---------- ----------
Shareholder Fees
(fees paid
directly from
your investment):
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering
price)(1)........     None       None       None
Maximum Deferred
Sales Charge
(Load) (as a
percentage of
original purchase
price or
redemption price,
whichever is
lower)(2)........     None       None       None
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends........     None       None       None
Redemption
Fee(3)...........     None       None       None
Annual Fund
Operating
Expenses (as a
percentage of
average net
assets) (expenses
that are deducted
from Fund
assets):
 Management
 Fees............    0.90%      0.90%      0.90%
 Distribution
 and/or Service
 (12b-1)
 Fees(4).........     None       None       None
 Other Expenses..    0.50%      5.40%      5.40%
Total Annual Fund
Operating
Expenses Before
Expense
Reimbursement....    1.40%      6.30%      6.30%
Expense
Reimbursement....      --       4.90%      4.90%
Net
Expenses(5)(6)...    1.40%      1.40%      1.40%

   These examples are intended to help you compare the cost of investing in the Science & Technology Funds with the cost of investing in other mutual funds.

Examples:

   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                 Cumulative Expenses Paid
                                                    for the Period of:
                                             ---------------------------------
                                                      3      5
                                             1 Year Years  Years  10 Years (9)
                                             ------ ------ ------ ------------
Expenses if you did redeem your shares at
 the end of the period:
Class A
  NAF Science & Technology Fund(8)..........  $719  $1,022 $1,346    $2,263
  SunAmerica Science & Technology Fund(8)...  $719  $1,022 $1,346    $2,263
  Pro Forma Science & Technology Combined
   Fund+(8).................................  $719  $1,022 $1,346    $2,263
Class B
  NAF Science & Technology Fund(8)..........  $718  $1,073 $1,354    $2,318
  SunAmerica Science & Technology Fund(8)...  $718  $  973 $1,354    $2,318
  Pro Forma Science & Technology Combined
   Fund+(8).................................  $718  $  973 $1,354    $2,318
Class C/Class II
  NAF Science & Technology Fund(8)..........  $318  $  673 $1,154    $2,483
  SunAmerica Science & Technology Fund(8)...  $416  $  766 $1,243    $2,558
  Pro Forma Science & Technology Combined
   Fund+(8).................................  $416  $  766 $1,243    $2,558
Institutional Class I/Class I
  NAF Science & Technology Fund(8)..........  $143  $  443 $  766    $1,680
  SunAmerica Science & Technology Fund(8)...  $143  $  443 $  766    $1,680
  Pro Forma Science & Technology Combined
   Fund+(8).................................  $143  $  443 $  766    $1,680

                                                 Cumulative Expenses Paid
                                                    for the Period of:
                                             ---------------------------------
                                                      3      5
                                             1 Year Years  Years  10 Years (9)
                                             ------ ------ ------ ------------
Expenses if you did not redeem your shares
 at the end of the period:
Class A
  NAF Science & Technology Fund(8)..........  $719  $1,022 $1,346    $2,263
  SunAmerica Science & Technology Fund(8)...  $719  $1,022 $1,346    $2,263
  Pro Forma Science & Technology Combined
   Fund+(8).................................  $719  $1,022 $1,346    $2,263
Class B
  NAF Science & Technology Fund(8)..........  $218  $  673 $1,154    $2,318
  SunAmerica Science & Technology Fund(8)...  $218  $  673 $1,154    $2,318
  Pro Forma Science & Technology Combined
   Fund+(8).................................  $218  $  673 $1,154    $2,318
Class C/Class II
  NAF Science & Technology Fund(8)..........  $218  $  673 $1,154    $2,483
  SunAmerica Science & Technology Fund(8)...  $316  $  766 $1,243    $2,558
  Pro Forma Science & Technology Combined
   Fund+(8).................................  $316  $  766 $1,243    $2,558
Institutional Class I/Class I
  NAF Science & Technology Fund(8)..........  $143  $  443 $  766    $1,680
  SunAmerica Science & Technology Fund(8)...  $143  $  443 $  766    $1,680
  Pro Forma Science & Technology Combined
   Fund+(8).................................  $143  $  443 $  766    $1,680

 Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds
 (as of April 30, 2001) and Pro Forma Fee Table for each of the Combined Funds
                            (as of April 30, 2001)*

                            Class A Shares                   Class B Shares                 Class C/II Shares
                   -------------------------------- -------------------------------- --------------------------------
                          Actual         Pro Forma         Actual         Pro Forma         Actual         Pro Forma
                   --------------------- ---------- --------------------- ---------- --------------------- ----------
                      NAF     SunAmerica Aggressive    NAF     SunAmerica Aggressive    NAF     SunAmerica Aggressive
                   Aggressive Aggressive   Growth   Aggressive Aggressive   Growth   Aggressive Aggressive   Growth
                     Growth     Growth   LifeStage    Growth     Growth   LifeStage    Growth     Growth   LifeStage
                   LifeStyle  LifeStage   Combined  LifeStyle  LifeStage   Combined  LifeStyle  LifeStage   Combined
                      Fund       Fund       Fund       Fund       Fund       Fund       Fund       Fund       Fund
                   ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Shareholder Fees
(fees paid
directly from
your investment):
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering
price)(1)........    5.75%      5.75%      5.75%       None       None       None       None      1.00%      1.00%
Maximum Deferred
Sales Charge
(Load) (as a
percentage of
original purchase
price or
redemption price,
whichever is
lower)(2)........     None       None       None      5.00%      5.00%      5.00%      1.00%      1.00%      1.00%
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends........     None       None       None       None       None       None       None       None       None
Redemption
Fee(3)...........     None       None       None       None       None       None       None       None       None
Annual Fund
Operating
Expenses (as a
percentage of
average net
assets) (expenses
that are deducted
from Fund
assets):
 Management
 Fees............    0.10%      0.10%      0.10%      0.10%      0.10%      0.10%      0.10%      0.10%      0.10%
 Distribution
 and/or Service
 (12b-1)
 Fees(4).........    0.10%      0.10%      0.10%      0.75%      0.75%      0.75%      0.75%      0.75%      0.75%
 Other Expenses..     None       None       None       None       None       None       None       None       None
Total Annual Fund
Operating
Expenses.........    0.20%      0.20%      0.20%      0.85%      0.85%      0.85%      0.85%      0.85%      0.85%
Estimated
Indirect
Expenses.........    1.45%      1.39%      1.39%      1.45%      1.39%      1.39%      1.45%      1.39%      1.39%
Total Combined
Annual
Expenses(7)......    1.65%      1.59%      1.59%      2.30%      2.24%      2.24%      2.30%      2.24%      2.24%
                    Institutional Class I/Class I
                                Shares
                   --------------------------------
                          Actual         Pro Forma
                   --------------------- ----------
                      NAF     SunAmerica Aggressive
                   Aggressive Aggressive   Growth
                     Growth     Growth   LifeStage
                   LifeStyle  LifeStage   Combined
                      Fund       Fund       Fund
                   ---------- ---------- ----------
Shareholder Fees
(fees paid
directly from
your investment):
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering
price)(1)........     None       None       None
Maximum Deferred
Sales Charge
(Load) (as a
percentage of
original purchase
price or
redemption price,
whichever is
lower)(2)........     None       None       None
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends........     None       None       None
Redemption
Fee(3)...........     None       None       None
Annual Fund
Operating
Expenses (as a
percentage of
average net
assets) (expenses
that are deducted
from Fund
assets):
 Management
 Fees............    0.10%      0.10%      0.10%
 Distribution
 and/or Service
 (12b-1)
 Fees(4).........     None       None       None
 Other Expenses..     None       None       None
Total Annual Fund
Operating
Expenses.........    0.10%      0.10%      0.10%
Estimated
Indirect
Expenses.........    1.45%      1.39%      1.39%
Total Combined
Annual
Expenses(7)......    1.55%      1.49%      1.49%

   These examples are intended to help you compare the cost of investing in the Aggressive Growth LifeStage Funds with the cost of investing in other mutual funds.

Examples:

   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                   Cumulative Expenses Paid
                                                      for the Period of:
                                               --------------------------------
                                                        3      5
                                               1 Year Years  Years  10 Years(9)
                                               ------ ------ ------ -----------
Expenses if you did redeem your shares at the
 end of the
 period:
Class A
  NAF Aggressive Growth LifeStyle Fund.......   $733  $1,119 $1,529   $2,669
  SunAmerica Aggressive Growth LifeStage
   Fund......................................   $727  $1,048 $1,391   $2,356
  Pro Forma Aggressive Growth LifeStage
   Combined Fund+............................   $727  $1,048 $1,391   $2,356
Class B
  NAF Aggressive Growth LifeStyle Fund.......   $733  $1,174 $1,541   $2,726
  SunAmerica Aggressive Growth LifeStage
   Fund......................................   $727  $1,000 $1,400   $2,411
  Pro Forma Aggressive Growth LifeStage
   Combined Fund+............................   $727  $1,000 $1,400   $2,411
Class C/Class II
  NAF Aggressive Growth LifeStyle Fund.......   $333  $  774 $1,341   $2,885
  SunAmerica Aggressive Growth LifeStage
   Fund......................................   $425  $  793 $1,288   $2,649
  Pro Forma Aggressive Growth LifeStage
   Combined Fund+............................   $425  $  793 $1,288   $2,649
Institutional Class I/Class I
  NAF Aggressive Growth LifeStyle Fund.......   $158  $  546 $  960   $2,115
  SunAmerica Aggressive Growth LifeStage
   Fund......................................   $152  $  471 $  813   $1,779
  Pro Forma Aggressive Growth LifeStage
   Combined Fund+............................   $152  $  471 $  813   $1,779
                                                   Cumulative Expenses Paid
                                                      for the Period of:
                                               --------------------------------
                                                        3      5
                                               1 Year Years  Years  10 Years(9)
                                               ------ ------ ------ -----------
Expenses if you did not redeem your shares at
 the end of the period:
Class A
  NAF Aggressive Growth LifeStyle Fund.......   $733  $1,119 $1,529   $2,669
  SunAmerica Aggressive Growth LifeStage
   Fund......................................   $727  $1,048 $1,391   $2,356
  Pro Forma Aggressive Growth LifeStage
   Combined Fund+............................   $727  $1,048 $1,391   $2,356
Class B
  NAF Aggressive Growth LifeStyle Fund.......   $233  $  774 $1,341   $2,726
  SunAmerica Aggressive Growth LifeStage
   Fund......................................   $227  $  700 $1,200   $2,411
  Pro Forma Aggressive Growth LifeStage
   Combined Fund+............................   $227  $  700 $1,200   $2,411
Class C/Class II
  NAF Aggressive Growth LifeStyle Fund.......   $233  $  774 $1,341   $2,885
  SunAmerica Aggressive Growth LifeStage
   Fund......................................   $325  $  793 $1,288   $2,649
  Pro Forma Aggressive Growth LifeStage
   Combined Fund+............................   $325  $  793 $1,288   $2,649
Institutional Class I/Class I
  NAF Aggressive Growth LifeStyle Fund.......   $158  $  546 $  960   $2,115
  SunAmerica Aggressive Growth LifeStage
   Fund......................................   $152  $  471 $  813   $1,779
  Pro Forma Aggressive Growth LifeStage
   Combined Fund+............................   $152  $  471 $  813   $1,779

       Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds (as of April 30, 2001) and Pro Forma Fee Table
                        for each of the Combined Funds
                            (as of April 30, 2001)*

                           Class A Shares                 Class B Shares               Class C/II Shares
                   ------------------------------ ------------------------------ ------------------------------
                          Actual        Pro Forma        Actual        Pro Forma        Actual        Pro Forma
                   -------------------- --------- -------------------- --------- -------------------- ---------
                      NAF    SunAmerica Moderate     NAF    SunAmerica Moderate     NAF    SunAmerica Moderate
                   Moderate   Moderate   Growth   Moderate   Moderate   Growth   Moderate   Moderate   Growth
                    Growth     Growth   LifeStage  Growth     Growth   LifeStage  Growth     Growth   LifeStage
                   LifeStyle LifeStage  Combined  LifeStyle LifeStage  Combined  LifeStyle LifeStage  Combined
                     Fund       Fund      Fund      Fund       Fund      Fund      Fund       Fund      Fund
                   --------- ---------- --------- --------- ---------- --------- --------- ---------- ---------
Shareholder Fees
(fees paid
directly from
your investment):
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering
price)(1)........    5.75%     5.75%      5.75%      None      None       None      None     1.00%      1.00%
Maximum Deferred
Sales Charge
(Load) (as a
percentage of
original purchase
price or
redemption price,
whichever is
lower)(2)........     None      None       None     5.00%     5.00%      5.00%     1.00%     1.00%      1.00%
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends........     None      None       None      None      None       None      None      None       None
Redemption
Fee(3)...........     None      None       None      None      None       None      None      None       None
Annual Fund
Operating
Expenses (as a
percentage of
average net
assets) (expenses
that are deducted
from Fund
assets):
 Management
 Fees............    0.10%     0.10%      0.10%     0.10%     0.10%      0.10%     0.10%     0.10%      0.10%
 Distribution
 and/or Service
 (12b-1)
 Fees(4).........    0.10%     0.10%      0.10%     0.75%     0.75%      0.75%     0.75%     0.75%      0.75%
 Other Expenses..     None      None       None      None      None       None      None      None       None
Total Annual Fund
Operating
Expenses.........    0.20%     0.20%      0.20%     0.85%     0.85%      0.85%     0.85%     0.85%      0.85%
Estimated
Indirect
Expenses.........    1.39%     1.31%      1.31%     1.39%     1.31%      1.31%     1.39%     1.31%      1.31%
Total Combined
Annual
Expenses(7)......    1.59%     1.51%      1.51%     2.24%     2.16%      2.16%     2.24%     2.16%      2.16%
                   Institutional Class I/Class I
                               Shares
                   ------------------------------
                          Actual        Pro Forma
                   -------------------- ---------
                      NAF    SunAmerica Moderate
                   Moderate   Moderate   Growth
                    Growth     Growth   LifeStage
                   LifeStyle LifeStage  Combined
                     Fund       Fund      Fund
                   --------- ---------- ---------
Shareholder Fees
(fees paid
directly from
your investment):
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering
price)(1)........     None      None       None
Maximum Deferred
Sales Charge
(Load) (as a
percentage of
original purchase
price or
redemption price,
whichever is
lower)(2)........     None      None       None
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends........     None      None       None
Redemption
Fee(3)...........     None      None       None
Annual Fund
Operating
Expenses (as a
percentage of
average net
assets) (expenses
that are deducted
from Fund
assets):
 Management
 Fees............    0.10%     0.10%      0.10%
 Distribution
 and/or Service
 (12b-1)
 Fees(4).........     None      None       None
 Other Expenses..     None      None       None
Total Annual Fund
Operating
Expenses.........    0.10%     0.10%      0.10%
Estimated
Indirect
Expenses.........    1.39%     1.31%      1.31%
Total Combined
Annual
Expenses(7)......    1.49%     1.41%      1.41%

   These examples are intended to help you compare the cost of investing in the Moderate Growth LifeStage Funds with the cost of investing in other mutual funds.

Examples:

   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                 Cumulative Expenses Paid
                                                    for the Period of:
                                             ---------------------------------
                                                      3      5
                                             1 Year Years  Years  10 Years (9)
                                             ------ ------ ------ ------------
Expenses if you did redeem your shares at
 the end of the period:
Class A
  NAF Moderate Growth LifeStyle Fund........  $727  $1,088 $1,471    $2,544
  SunAmerica Moderate Growth LifeStage
   Fund.....................................  $720  $1,025 $1,351    $2,273
  Pro Forma Moderate Growth LifeStage
   Combined Fund+...........................  $720  $1,025 $1,351    $2,273
Class B
  NAF Moderate Growth LifeStyle Fund........  $727  $1,141 $1,483    $2,600
  SunAmerica Moderate Growth LifeStage
   Fund.....................................  $719  $  976 $1,359    $2,328
  Pro Forma Moderate Growth LifeStage
   Combined Fund+...........................  $719  $  976 $1,359    $2,328
Class C/Class II
  NAF Moderate Growth LifeStyle Fund........  $327  $  741 $1,283    $2,761
  SunAmerica Moderate Growth LifeStage
   Fund.....................................  $417  $  769 $1,248    $2,568
  Pro Forma Moderate Growth LifeStage
   Combined Fund+...........................  $417  $  769 $1,248    $2,568
Institutional Class I/Class I
  NAF Moderate Growth LifeStyle Fund........  $152  $  513 $  899    $1,981
  SunAmerica Moderate Growth LifeStage
   Fund.....................................  $144  $  446 $  771    $1,691
  Pro Forma Moderate Growth LifeStage
   Combined Fund+...........................  $144  $  446 $  771    $1,691

                                                 Cumulative Expenses Paid
                                                    for the Period of:
                                             ---------------------------------
                                                      3      5
                                             1 Year Years  Years  10 Years (9)
                                             ------ ------ ------ ------------
Expenses if you did not redeem your shares
 at the end of the period:
Class A
  NAF Moderate Growth LifeStyle Fund........  $727  $1,088 $1,471    $2,544
  SunAmerica Moderate Growth LifeStage
   Fund.....................................  $720  $1,025 $1,351    $2,273
  Pro Forma Moderate Growth LifeStage
   Combined Fund+...........................  $720  $1,025 $1,351    $2,273
Class B
  NAF Moderate Growth LifeStyle Fund........  $227  $  741 $1,283    $2,600
  SunAmerica Moderate Growth LifeStage
   Fund.....................................  $219  $  676 $1,159    $2,328
  Pro Forma Moderate Growth LifeStage
   Combined Fund+...........................  $219  $  676 $1,159    $2,328
Class C/Class II
  NAF Moderate Growth LifeStyle Fund........  $227  $  741 $1,283    $2,761
  SunAmerica Moderate Growth LifeStage
   Fund.....................................  $317  $  769 $1,248    $2,568
  Pro Forma Moderate Growth LifeStage
   Combined Fund+...........................  $317  $  769 $1,248    $2,568
Institutional Class I/Class I
  NAF Moderate Growth LifeStyle Fund........  $152  $  513 $  899    $1,981
  SunAmerica Moderate Growth LifeStage
   Fund.....................................  $144  $  446 $  771    $1,691
  Pro Forma Moderate Growth LifeStage
   Combined Fund+...........................  $144  $  446 $  771    $1,691

 Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds (as of April 30, 2001) and Pro Forma Fee Table for each of the Combined Funds (as of April 30, 2001)*

                               Class A Shares                         Class B Shares
                   -------------------------------------- --------------------------------------
                            Actual            Pro Forma            Actual            Pro Forma
                   ------------------------- ------------ ------------------------- ------------
                       NAF       SunAmerica  Conservative     NAF       SunAmerica  Conservative
                   Conservative Conservative    Growth    Conservative Conservative    Growth
                      Growth       Growth     LifeStage      Growth       Growth     LifeStage
                    LifeStyle    LifeStage     Combined    LifeStyle    LifeStage     Combined
                       Fund         Fund         Fund         Fund         Fund         Fund
                   ------------ ------------ ------------ ------------ ------------ ------------
Shareholder Fees
(fees paid
directly from
your investment):
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering
price)(1)........     5.75%        5.75%        5.75%         None         None         None
Maximum Deferred
Sales Charge
(Load) (as a
percentage of
original purchase
price or
redemption price,
whichever is
lower)(2)........      None         None         None        5.00%        5.00%        5.00%
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends........      None         None         None         None         None         None
Redemption
Fee(3)...........      None         None         None         None         None         None
Annual Fund
Operating
Expenses (as a
percentage of
average net
assets) (expenses
that are deducted
from Fund
assets):
 Management
 Fees............     0.10%        0.10%        0.10%        0.10%        0.10%        0.10%
 Distribution
 and/or Service
 (12b-1)
 Fees(4).........     0.10%        0.10%        0.10%        0.75%        0.75%        0.75%
 Other Expenses..      None         None         None         None         None         None
Total Annual Fund
Operating
Expenses.........     0.20%        0.20%        0.20%        0.85%        0.85%        0.85%
Estimated
Indirect
Expenses.........     1.33%        1.20%        1.20%        1.33%        1.20%        1.20%
Total Combined
Annual
Expenses(7)......     1.53%        1.40%        1.40%        2.18%        2.05%        2.05%
                             Class C/II Shares             Institutional Class I/Class I Shares
                   -------------------------------------- --------------------------------------
                            Actual            Pro Forma            Actual            Pro Forma
                   ------------------------- ------------ ------------------------- ------------
                       NAF       SunAmerica  Conservative     NAF       SunAmerica  Conservative
                   Conservative Conservative    Growth    Conservative Conservative    Growth
                      Growth       Growth     LifeStage      Growth       Growth     LifeStage
                    LifeStyle    LifeStage     Combined    LifeStyle    LifeStage     Combined
                       Fund         Fund         Fund         Fund         Fund         Fund
                   ------------ ------------ ------------ ------------ ------------ ------------
Shareholder Fees
(fees paid
directly from
your investment):
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering
price)(1)........      None        1.00%        1.00%         None         None         None
Maximum Deferred
Sales Charge
(Load) (as a
percentage of
original purchase
price or
redemption price,
whichever is
lower)(2)........     1.00%        1.00%        1.00%         None         None         None
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends........      None         None         None         None         None         None
Redemption
Fee(3)...........      None         None         None         None         None         None
Annual Fund
Operating
Expenses (as a
percentage of
average net
assets) (expenses
that are deducted
from Fund
assets):
 Management
 Fees............     0.10%        0.10%        0.10%        0.10%        0.10%        0.10%
 Distribution
 and/or Service
 (12b-1)
 Fees(4).........     0.75%        0.75%        0.75%         None         None         None
 Other Expenses..      None         None         None         None         None         None
Total Annual Fund
Operating
Expenses.........     0.85%        0.85%        0.85%        0.10%        0.10%        0.10%
Estimated
Indirect
Expenses.........     1.33%        1.20%        1.20%        1.33%        1.20%        1.20%
Total Combined
Annual
Expenses(7)......     2.18%        2.05%        2.05%        1.43%        1.30%        1.30%

   These examples are intended to help you compare the cost of investing in the Conservative Growth LifeStage Funds with the cost of investing in other mutual funds.

Examples:

   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                 Cumulative Expenses Paid for
                                                        the Period of:
                                               --------------------------------
                                                        3      5
                                               1 Year Years  Years  10 Years(9)
                                               ------ ------ ------ -----------
Expenses if you did redeem your shares at the
 end of the period:
Class A
  NAF Conservative Growth LifeStyle Fund.....   $722  $1,060 $1,422   $2,436
  SunAmerica Conservative Growth LifeStage
   Fund......................................   $709  $  993 $1,297   $2,158
  Pro Forma Conservative Growth LifeStage
   Combined Fund+............................   $709  $  993 $1,297   $2,158
Class B
  NAF Conservative Growth LifeStyle Fund.....   $721  $1,113 $1,432   $2,492
  SunAmerica Conservative Growth LifeStage
   Fund......................................   $708  $  943 $1,303   $2,213
  Pro Forma Conservative Growth LifeStage
   Combined Fund+............................   $708  $  943 $1,303   $2,213
Class C/ Class II
  NAF Conservative Growth LifeStyle Fund.....   $321  $  713 $1,232   $2,654
  SunAmerica Conservative Growth LifeStage
   Fund......................................   $406  $  736 $1,192   $2,455
  Pro Forma Conservative Growth LifeStage
   Combined Fund+............................   $406  $  736 $1,192   $2,455
Institutional Class I/Class I
  NAF Conservative Growth LifeStyle Fund.....   $146  $  484 $  846   $1,866
  SunAmerica Conservative Growth LifeStage
   Fund......................................   $132  $  412 $  713   $1,568
  Pro Forma Conservative Growth LifeStage
   Combined Fund+............................   $132  $  412 $  713   $1,568
                                                 Cumulative Expenses Paid for
                                                        the Period of:
                                               --------------------------------
                                                        3      5
                                               1 Year Years  Years  10 Years(9)
                                               ------ ------ ------ -----------
Expenses if you did not redeem your shares at
 the end of the period:
Class A
  NAF Conservative Growth LifeStyle Fund.....   $722  $1,060 $1,422   $2,436
  SunAmerica Conservative Growth LifeStage
   Fund......................................   $709  $  993 $1,297   $2,158
  Pro Forma Conservative Growth LifeStage
   Combined Fund+............................   $709  $  993 $1,297   $2,158
Class B
  NAF Conservative Growth LifeStyle Fund.....   $221  $  713 $1,232   $2,492
  SunAmerica Conservative Growth LifeStage
   Fund......................................   $208  $  643 $1,103   $2,213
  Pro Forma Conservative Growth LifeStage
   Combined Fund+............................   $208  $  643 $1,103   $2,213
Class C/ Class II
  NAF Conservative Growth LifeStyle Fund.....   $221  $  713 $1,232   $2,654
  SunAmerica Conservative Growth LifeStage
   Fund......................................   $306  $  736 $1,192   $2,455
  Pro Forma Conservative Growth LifeStage
   Combined Fund+............................   $306  $  736 $1,192   $2,455
Institutional Class I/Class I
  NAF Conservative Growth LifeStyle Fund.....   $146  $  484 $  846   $1,866
  SunAmerica Conservative Growth LifeStage
   Fund......................................   $132  $  412 $  713   $1,568
  Pro Forma Conservative Growth LifeStage
   Combined Fund+............................   $132  $  412 $  713   $1,568

--------
+  As reflected in the Acquired Funds Prospectuses.
* "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" (or "Total Fund Operating Expenses," as the case may be), "Expense Reimbursement" (if applicable) and "Total Combined Annual Expenses" (if applicable) in connection with each of the Acquiring Funds and each of the Combined Funds have been estimated, since the Acquiring Funds have not yet commenced operations.
(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.
(2) With respect to the Acquired Funds, (i) purchases of Class A shares of $1 million or more are subject to a CDSC of 1.00% on redemptions made within one year of purchase, (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquired Funds' CDSC schedule set forth under "Proposals Nos. 2(a)-(e):
    Approval of the Plans" and (iii) the CDSC on Class C shares applies only if shares are redeemed within one year of their purchase. See the Acquired Funds' Prospectuses for more information regarding the CDSCs applicable to the Acquired Funds. The CDSC schedules applicable to Class A, Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the corresponding Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS (as defined below)). Future purchases of Class A, Class B or Class II shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund.
  With respect to the Acquiring Funds (and to future purchases of Class A, Class B or Class II shares of the Combined Funds after the closing of the Reorganizations), (i) purchases of Class A shares of $1 million or more are subject to a CDSC on redemptions made within two years of purchase (1.00% on shares sold within one year of purchase and 0.50% on shares sold after the first year and within the second year after purchase), (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquiring Funds' CDSC schedule set forth under "Proposals Nos. 2(a)-(e): Approval of the Plans" and (iii) the CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See the Acquiring Funds' Prospectus for more information about the CDSCs applicable to the Acquiring Funds (and hence, the Combined Funds).
(3) In the case of the Acquiring Funds (and hence the Combined Funds) a $15.00 fee may be imposed on wire and overnight mail redemptions.
(4) Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
(5) With respect to the NAF Stock Index Fund and NAF Science & Technology Fund, amounts reflect AGAM's contractual obligation to waive, and to the extent necessary, reimburse certain fees and expenses of such Acquired Fund through February 28, 2002. If shareholders of such Funds do not approve the Reorganizations relating to their Fund, there is no assurance AGAM would continue to provide such fee reductions and expense reimbursements past such date.
(6) With respect to the SunAmerica Stock Index Fund and SunAmerica Science & Technology Fund (and hence the respective Combined Funds), the SunAmerica Board, including a majority of the Directors who are not "interested persons" of SunAmerica Strategic Investment Series, Inc., within the meaning of the Investment Company Act (the "SunAmerica Independent Directors"), approved the Acquiring Funds' (and hence the Combined Funds') Investment Advisory and Management Agreement with SAAMCo subject to the net expense ratios set forth above. SunAmerica will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses Before Expenses Reimbursement be higher than the net expense ratio. SunAmerica may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Directors.

(7) Total Combined Annual Expenses for the NAF Growth LifeStyle Funds and the SunAmerica Growth LifeStage Funds include the estimated indirect expenses borne by each Fund in connection with its investments in the North American Funds or SunAmerica Mutual Funds, as the case may be, in which each invests ("Underlying Funds"). The estimates are based on expenses of the Underlying Funds' Institutional Class I or Class I shares, as the case may be, shown in the current or preliminary prospectus, as applicable, for such shares, and assume allocation by the Funds of their assets among the Underlying Funds as set forth below.

                                    NAF              NAF               NAF
                             Aggressive Growth Moderate Growth Conservative Growth
                              LifeStyle Fund   LifeStyle Fund    LifeStyle Fund
                             ----------------- --------------- -------------------
   International Equity
    Fund...................          25%              15%                8%
   Small Cap Growth Fund...          20%              13%                8%
   Mid Cap Value Fund......          10%               9%                6%
   Mid Cap Growth Fund.....           5%               3%                2%
   Large Cap Growth Fund...          20%              15%               13%
   Growth & Income Fund....          10%              15%               13%
   Core Bond Fund..........          10%              30%               50%
   High Yield Bond Fund....           0%               0%                0%
                                    ---              ---               ---
     Total.................         100%             100%              100%
                                SunAmerica       SunAmerica        SunAmerica
                             Aggressive Growth Moderate Growth Conservative Growth
                              LifeStage Fund   LifeStage Fund    LifeStage Fund
                             ----------------- --------------- -------------------
   SunAmerica Core Bond
    Fund...................           5%              15%               15%
   SunAmerica GNMA Fund....           5%              15%               35%
   SunAmerica High Yield
    Bond Fund..............           0%               0%                0%
   SunAmerica International
    Equity Fund............          20%              15%               10%
   SunAmerica Growth and
    Income Fund............          10%              15%               12%
   SunAmerica Blue Chip
    Growth Fund............          20%              15%               12%
   SunAmerica Growth
    Opportunities Fund.....          10%               3%                2%
   SunAmerica New Century
    Fund...................          15%              10%                6%
   SunAmerica Style Select
    Series Focused Value
    Portfolio..............          15%              12%                8%
                                    ---              ---               ---
     Total.................         100%             100%              100%

  Each Fund's actual expenses may be higher or lower as a result of the allocation of their assets among the Underlying Funds, the expenses of the Underlying Funds, and/or the Fund's own expenses.

+  Assuming the Reorganization had taken place on April 30, 2001.
(8) Expenses used for the example include fee waivers and expense reimbursements described in footnotes (5) and/or (6) above under "--Fee Tables."
(9) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

   The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Funds would be assuming the Reorganizations were completed on April 30, 2001.

   The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Proposals Nos. 2(a)-(e): Approval of the Plans."

                                   THE FUNDS

Business of the Acquired Funds

   Each Acquired Fund is organized as a separate investment portfolio or series of North American Funds, a Massachusetts business trust, which was established on September 28, 1988 pursuant to its Declaration of Trust.

Business of the Acquiring Funds

   Each Acquiring Fund is a separate investment portfolio or series of SunAmerica Strategic Investment Series, Inc., a Maryland corporation, which was incorporated on December 16, 1998. Each of the Acquiring Funds is newly created and has not yet commenced operations.

Comparison of the Funds

   A discussion of the investment objectives and principal investment policies of the Funds is set forth below. The investment objectives of each of the Acquired Funds and Acquiring Funds are non-fundamental which means that they may be changed without shareholder approval. The investment objectives and investment policies of each Acquired Fund are substantially similar to those of the relevant Acquiring Fund.

   The discussion below uses the term "growth" approach. A growth strategy focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A value oriented philosophy is that of investing in securities believed to be undervalued in the market.

   As discussed below, each Growth LifeStage Fund follows a fund of funds investment strategy based on the allocation of fund assets among underlying mutual funds ("Underlying Funds"). A discussion of the investment objectives and principal investment policies of the Underlying Funds is also set forth below. The main difference between the respective Growth LifeStage Funds is the Underlying Funds in which each Growth LifeStage Fund invests.

                               Stock Index Funds

 Investment Objectives

   Both Stock Index Funds seek to provide shareholders with investment results that are similar to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index" or the "Index").

 Investment Policies

   The investment policies of both Stock Index Funds are substantially similar.

   Strategies. Both Stock Index Funds invest in equity securities of companies included in the S&P 500 Index. In doing so, both use a statistical sampling technique known as "optimization" to invest in a sampling of stocks included in the Index. This process selects stocks for each Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index as a whole. Each Fund is compared to the Index monthly to identify "tracking differences." If a Fund does not accurately track the Index, the Fund's portfolio is rebalanced by selecting securities, using optimization, that will provide a more representative sampling of the securities in the Index as a whole or sector diversification within the Index, as appropriate. Each may invest in fixed income securities (up to 15% of total assets in the case of the SunAmerica Stock Index Fund), although each does so primarily with respect to short-term investments to meet liquidity needs. Both Funds are diversified.

                           Science & Technology Funds

 Investment Objectives

   The NAF Science & Technology Fund seeks to provide its shareholders with long-term capital appreciation. The SunAmerica Science & Technology Fund seeks to provide its shareholders with long-term growth of capital. The two investment objectives are substantially similar.

 Investment Policies

   The investment policies of both Science & Technology Funds are substantially similar.

   Strategies. Both Funds, under normal market conditions, invest primarily in the common stocks of companies expected to benefit from the development, advancement and use of science and technology. Stock selection for each Fund reflects a growth approach and each is permitted to invest in companies regardless of market capitalization. Each Fund is permitted to engage in active trading. Each Fund may also invest up to 30% of its assets in foreign securities. Each Fund may invest in fixed-income securities, primarily to meet liquidity needs or with respect to fixed income securities having similar growth of capital potential to the equity securities in which it invests. Both Funds are diversified.

                             Growth LifeStage Funds

   The primary difference between each NAF Growth LifeStyle Fund and the corresponding SunAmerica Growth LifeStage Fund is the Underlying Funds in which the particular Fund invests. Each NAF Growth LifeStyle Fund invests in a combination of North American Funds ("NAF Underlying Funds"), while each SunAmerica Growth LifeStage Fund invests in a combination of SunAmerica mutual funds ("SunAmerica Underlying Funds").

 Investment Objectives

   The NAF Aggressive Growth LifeStyle Fund seeks to provide its shareholders with growth. The SunAmerica Aggressive Growth LifeStage Fund seeks to provide its shareholders with growth of capital. The two investment objectives are substantially similar.

   The NAF Moderate Growth LifeStyle Fund seeks to provide its shareholders with growth and current income. The SunAmerica Moderate Growth LifeStage Fund seeks to provide its shareholders with growth of capital and current income. The two investment objectives are substantially similar.

   The NAF Conservative Growth LifeStyle Fund seeks to provide its shareholders with current income and low to moderate growth of capital. The SunAmerica Conservative Growth LifeStage Fund seeks to provide its shareholders with current income and growth of capital, with reduced volatility. The two investment objectives are substantially similar.

 Investment Policies

   Strategies. Each Growth LifeStage Fund follows a fund of funds investment strategy based on the allocation of its assets among the Underlying Funds. Each NAF Growth LifeStyle Fund invests in a combination of NAF Underlying Funds, while each SunAmerica Growth LifeStage Fund invests in a combination of SunAmerica Underlying Funds. Although the specific Underlying Funds differ between a NAF Growth LifeStyle Fund and the corresponding SunAmerica Growth LifeStage Fund, the allocation among Underlying Funds investing in domestic equities, international equities and bonds is the same for each pair of Funds (and is also expected to be the same with respect to the respective Combined
Fund), as follows:

                         Aggressive Growth Moderate Growth Conservative Growth
                          LifeStage Funds  LifeStage Funds   LifeStage Funds
                         ----------------- --------------- -------------------
Domestic Equity
 Securities.............      60 - 80%         35 - 65%          20 - 50%
Foreign Equity
 Securities.............      15 - 35%         10 - 20%           5 - 15%
Bonds...................       5 - 15%         25 - 45%          45 - 65%

   Each Growth LifeStage Fund is non-diversified.

   The following table lists all of the Underlying Funds in which the NAF Growth LifeStyle Funds and SunAmerica Growth LifeStage Funds may invest. Certain of the NAF Underlying Funds are in the process of reorganizing with comparable SunAmerica funds, subject to shareholder approval (the "Underlying Funds Reorganization"). In certain cases, the SunAmerica fund with which the NAF Underlying Fund is reorganizing will be a comparable SunAmerica Underlying Fund. In other cases, SAAMCo has determined to substitute different SunAmerica Underlying Funds in place of NAF Underlying Funds. In the table below, each SunAmerica Underlying Fund that is party to an Underlying Fund Reorganization appears opposite the name of the comparable NAF Underlying Fund.

NAF Underlying Funds           SunAmerica Underlying Funds
--------------------           ---------------------------
Core Bond Fund................ SunAmerica Core Bond Fund
("NAF Core Bond Fund")
High Yield Bond Fund.......... SunAmerica High Income Fund
("NAF High Yield Bond Fund")   (to be renamed SunAmerica High Yield Bond Fund)
International Equity Fund..... SunAmerica International Equity Fund
("NAF International Equity
 Fund")
Large Cap Growth Fund......... SunAmerica Blue Chip Growth Fund
("NAF Large Cap Growth Fund")
Growth & Income Fund.......... SunAmerica Growth and Income Fund
("NAF Growth & Income Fund")
Mid Cap Growth Fund........... SunAmerica Growth Opportunities Fund
("NAF Mid Cap Growth Fund")

Small Cap Growth Fund......... N/A
("NAF Small Cap Growth Fund")

Mid Cap Value Fund............ N/A
("NAF Mid Cap Value Fund")

N/A........................... Focused Value Portfolio
                               ("SunAmerica Focused Value Portfolio")

N/A........................... SunAmerica GNMA Fund

N/A........................... SunAmerica New Century Fund

   As illustrated by the table above, the NAF Growth LifeStyle Funds have the option of investing in the NAF Small Cap Growth Fund and the NAF Mid Cap Value Fund, while the SunAmerica Growth LifeStage Funds have no comparable SunAmerica Underlying Funds as an investment option. Moreover, the SunAmerica Growth LifeStage Funds have the option of investing in the SunAmerica Focused Value Portfolio, SunAmerica GNMA Fund and SunAmerica New Century Fund, while the NAF LifeStyle Funds have no comparable NAF Underlying Funds as an investment option. Each of the Underlying Funds is discussed in more detail below.

   It is currently anticipated that shareholders of each of the NAF Underlying Funds will vote on whether to approve its respective Underlying Fund Reorganization on or about November 7, 2001, with the closing to occur during the fourth quarter of 2001.

Underlying Fund Comparisons:

 NAF Core Bond Fund and SunAmerica Core Bond Fund

   The investment objective of NAF Core Bond Fund and SunAmerica Core Bond Fund is to provide a high level of current income consistent with the maintenance of principal and liquidity.

   Both Funds pursue their respective investment objectives by investing primarily in a combination of fixed-income securities, including in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers.

   The NAF Core Bond Fund may invest up to 35% of its assets in foreign securities pursuant to a non-fundamental investment restriction. The SunAmerica Core Bond Fund is not similarly restricted.

 NAF High Yield Bond Fund and SunAmerica High Income Fund

   The investment objective of the NAF High Yield Bond Fund is to seek the highest possible total return consistent with conservation of capital. Shareholders of the SunAmerica High Income Fund are currently being asked to approve a change in its objective to that of seeking a high level of total return. These objectives are substantially similar.

   Both Funds pursue their respective investment objectives by investing primarily in high-yield, high-risk corporate bonds (commonly referred to as junk bonds), generally with relatively low duration. High-yield bonds are those rated below investment grade -- rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") or below "BBB" by Standard & Poor's Corporation ("S&P"), or if unrated, determined to be of equivalent quality by the subadviser.

 NAF International Equity Fund and SunAmerica International Equity Fund

   The investment objective of the NAF International Equity Fund is long-term capital appreciation. SunAmerica International Equity Fund's investment objective is capital appreciation. These objectives are substantially similar.

   The NAF International Equity Fund seeks to achieve its objective by investing primarily, in accordance with country and sector weightings determined by its subadviser, in equity securities of non-U.S. issuers which, in the aggregate, closely replicate broad market indices. The NAF International Equity Fund seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection.

   The SunAmerica International Equity Fund seeks to achieve its objective by active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in at least three countries other than the U.S. and selected without regard to market capitalization at the time of purchase. Active trading is the frequent trading of portfolio securities to achieve an investment goal. The SunAmerica International Equity Fund invests in at least three countries outside of the U.S., and may incorporate, in any combination, elements of "value" investing, "growth" investing and "country allocation." Country allocation is an investment strategy where the Fund purchases securities based on research involving investment opportunities in particular countries or regions, as opposed to opportunities in particular industries or types of stocks.

 NAF Mid Cap Growth Fund and SunAmerica Growth Opportunities Fund

   The investment objective of the NAF Mid Cap Growth Fund is long-term capital appreciation, while the investment objective of the SunAmerica Growth Opportunities Fund is capital appreciation. These investment objectives are substantially similar.

   Both Funds pursue their respective investment objectives by investing in common stocks of mid-cap companies that offer the potential for capital appreciation. The principal difference between these strategies is in the way that each Fund defines a mid-cap company. The NAF Mid Cap Growth Fund considers mid-cap companies to be those that have market capitalizations ranging from approximately $2 billion to $15 billion, whereas the SunAmerica Growth Opportunities Fund considers mid-cap companies to be those with market capitalizations within the Style Box categories designed by Morningstar, Inc. Currently, this range is between approximately $1.4 billion and $9.9 billion. Both Funds select securities using a growth strategy. Another principal difference is that a significant portion of the SunAmerica Growth Opportunities Fund's assets also may be invested in common stock of small-cap and large-cap companies.

 NAF Large Cap Growth Fund and SunAmerica Blue Chip Growth Fund

   The NAF Large Cap Growth Fund seeks long-term capital growth and the SunAmerica Blue Chip Growth Fund seeks capital appreciation. These investment objectives are substantially similar.

   Both Funds pursue their respective investment objectives through a growth strategy by investing primarily in common stocks of large-cap companies (approximately $9 billion or more in market capitalization).

 NAF Growth & Income Fund and SunAmerica Growth and Income Fund

   The NAF Growth & Income Fund seeks long-term growth of capital and income consistent with prudent investment risk, while the SunAmerica Growth & Income Fund seeks to provide its shareholders with capital appreciation and current income. These investment objectives are substantially similar.

   Both Funds pursue their respective investment objectives by investing primarily in dividend-paying common stocks of U.S. issuers.

 NAF Small Cap Growth Fund

   The NAF Small Cap Growth Fund seeks to provide its shareholders with maximum capital appreciation.

   The NAF Small Cap Growth Fund pursues its investment objective through a growth strategy. The Fund invests at least 65% of its total assets in equity securities of small U.S. companies. The NAF Small Cap Growth Fund defines a small cap company to be one whose market capitalization is within the range of capitalizations in the Russell 2000 Index. As of June 30, 2001, the largest company in the Russell 2000 Index had an approximate market capitalization of $1.4 billion, while the average market capitalization was approximately $530 million.

 NAF Mid Cap Value Fund

   The NAF Mid Cap Value Fund seeks to provide its shareholders with capital growth.

   The NAF Mid Cap Value Fund pursues its objective through a value strategy. The NAF Mid Cap Value Fund invests at least 65% of its total assets in equity securities of medium capitalization companies using a value-oriented investment approach. The NAF Mid Cap Value Fund defines mid cap companies as companies with the characteristics of companies included in the Russell Midcap Index. As of June 30, 2001, the largest company in the Russell Midcap Index had an approximate market capitalization of $12 billion, while the average market capitalization was approximately $4 billion.

 SunAmerica GNMA Fund

   The investment objective of the SunAmerica GNMA Fund is to achieve current income, with capital appreciation as a secondary objective.

   The SunAmerica GNMA Fund pursues its objective by investing primarily in mortgage-backed securities of high credit quality issued or guaranteed by the Government National Mortgage Association (GNMA).

 SunAmerica Focused Value Portfolio

   The investment objective of the SunAmerica Focused Value Portfolio is long-term growth of capital.

   The SunAmerica Focused Value Portfolio pursues its objective through active trading of equity securities selected on the basis of value criteria, without regard to market capitalization.

 SunAmerica New Century Fund

   The investment objective of the SunAmerica New Century Fund is capital appreciation.

   The Fund pursues its investment objective through active trading of common stocks that demonstrate the potential for capital appreciation, without regard to market capitalization. The Fund will invest in companies believed to offer rapid growth opportunities and trends in "New Economy" sectors. These dynamic economic sectors rapidly develop and evolve through, or as a result of, technological advancement and innovation. The Fund may also invest in companies the manager believes will experience strong growth in traditional economic sectors, such as retail services, apparel, leisure, banking, household products, and food. The relative size of the Fund's investments in "New Economy" sectors and traditional sectors will vary from time to time, and at times an above-named industry may not be represented in the Fund's holdings.

                                   All Funds

 Principal Risk Factors

   For a discussion of the principal risks of investing in each Fund and Underlying Fund, see "Principal Risk Factors and Special Considerations."

 Trustees/Directors and Officers

   Each of North American Funds and SunAmerica Strategic Investment Series, Inc. is governed by a Board of Trustees/Directors that meets regularly to review its respective Funds' investments, performance, expenses, and other business affairs. Each Board of Trustees/Directors elects its respective Funds' officers.

 Management Arrangements

   Comparison of Management and Administrative Arrangements and Fees. AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio (or, as the case may be, selection of the subadviser responsible for the direct management of such investment portfolio) of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund. See "Proposals Nos. 2(a)-(e): Approval of the Plans" for more detailed information regarding the advisory arrangements of the Funds.

   The table below sets forth the fees, as a percentage of average daily net assets, payable by each Acquired Fund to AGAM and by each Acquiring Fund to SAAMCo, for the management and administrative services provided by AGAM and SAAMCo, respectively, to each of the applicable Funds. The Acquired Funds and Acquiring Funds have the same fee schedules.

   As compensation for its management and administrative services to each of the Combined Funds, SAAMCo will receive a fee at the same annual rates set forth for the respective Acquired Funds.

                                                              Advisory Fee:
                                                         -----------------------
                                                         First $500 Excess over
Fund:                                                     Million   $500 Million
-----                                                    ---------- ------------
NAF Stock Index Fund....................................    0.27%       0.26%
SunAmerica Stock Index Fund.............................    0.27%       0.26%

NAF Science & Technology Fund...........................    0.90%       0.90%
SunAmerica Science & Technology Fund....................    0.90%       0.90%

NAF Aggressive Growth LifeStyle Fund....................    0.10%       0.10%
SunAmerica Aggressive Growth LifeStage Fund.............    0.10%       0.10%

NAF Moderate Growth LifeStyle Fund......................    0.10%       0.10%
SunAmerica Moderate Growth LifeStage Fund...............    0.10%       0.10%

NAF Conservative Growth LifeStyle Fund..................    0.10%       0.10%
SunAmerica Conservative Growth LifeStage Fund...........    0.10%       0.10%

   Investment Advisory Agreements. The investment advisory agreement between SunAmerica Strategic Investment Series, Inc. on behalf of the Acquiring Funds and SAAMCo (the "SunAmerica Investment Advisory Agreement") is similar to both the New and Previous Investment Advisory Agreements applicable to the Acquired Funds (collectively, the "NAF Investment Advisory Agreement"), except for certain matters including the effective dates and the identity of the adviser. See "Proposals Nos. 2(a)-(e): Approval of the Plans" for further discussion regarding these agreements.

   Subadvisory Arrangements. Under a "Manager of Managers" order granted to the North American Funds by the Commission, AGAM is permitted to change unaffiliated subadvisers or the fees paid to subadvisers without obtaining shareholder approval. AGAM has ultimate responsibility under the "Manager of Managers" structure to oversee the subadvisers, including making recommendations to the NAF Board regarding the hiring, termination and replacement of such subadvisers. However, the "Manager of Managers" order does not apply if the subadviser is an affiliate of AGAM. Since AGAM is affiliated with the subadviser of each Acquired Fund other than the NAF Science & Technology Fund, AGAM may not change the subadviser of any Acquired Fund other than the NAF Science & Technology Fund without obtaining the approval of the shareholders of that Fund. All subadvisory fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders. SAAMCo is also authorized to appoint and change unaffiliated subadvisers for SunAmerica Strategic Investment Series, Inc. under a separate "Manager of Managers" order granted by the Commission. As of the date hereof, SAAMCo has appointed New AGIM as subadviser to the SunAmerica Stock Index Fund and T. Rowe Price as subadviser to the SunAmerica Science & Technology Fund, each pursuant to a subadvisory agreement with SAAMCo (each a "SunAmerica Subadvisory Agreement" and collectively the "SunAmerica Subadvisory Agreements") that is similar to both the New and Previous Subadvisory Agreements applicable to the respective Acquired Funds, except for certain matters including the effective dates and the identity of the investment adviser. The appointment of New AGIM is not pursuant to SAAMCo's "Manager of Managers" order and is subject to shareholder approval. See "Proposal No. 1(b):
Approval of the New Subadvisory Agreement." SAAMCo will directly manage the investment portfolio of each SunAmerica Growth LifeStage Fund. If shareholders approve the Reorganizations, the portfolios of the Acquired Funds will be managed by SAAMCo, or the respective subadviser, as part of the Combined Funds following completion of the Reorganizations. See "Proposals Nos. 2(a)-(e):
Approval of the Plans--Comparison of the Funds" for additional information regarding the Funds' subadvisory arrangements.

 Distribution and Shareholder Servicing Arrangements

   Distributor. American General Funds Distributors, Inc. ("AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. ("SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. See "Proposals Nos. 2(a)-(e): Approval of the Plans" for additional information regarding the Funds' distribution arrangements.

   Shareholder Servicing Fees for Class I. AGAM provides certain recordkeeping and shareholder services to retirement and employee benefit plans and the NAF Growth LifeStyle Funds, each of which invest in Institutional Class I shares of certain of the Acquired Funds. SACS will provide these services after the Reorganizations with respect to Class I shares of the applicable Combined Funds. See "Proposals Nos. 2(a)-(e): Approval of the Plans" for additional information regarding these services.

 Other Service Agreements with Affiliates

   SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street"), the transfer agent and custodian of the Acquiring Funds, in connection with certain services offered to the shareholders of the Acquiring Funds. See "Proposals Nos. 2(a)-(e): Approval of the Plans" for additional information regarding these service agreements.

 Other

   Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

   Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and to cast one vote per share, with fractional shares voting proportionately, on certain Fund matters, including the election of Trustees/Directors, changes in fundamental policies, or approval of changes in investment advisory agreements.

 Class Structure.

   The table below sets forth the share classes offered by each of the Acquired Funds, Acquiring Funds and, after consummation of the respective
Reorganizations, the Combined Funds.

                                           Acquiring                                   Combined
         Acquired Funds                      Funds                                      Funds
         --------------                    ---------                                   --------
                A                               A                                          A
                B                               B                                          B
                C                              II                                         II
         Institutional I                        I                                          I

   Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(e): Approval of the Plans" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.

   Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(e): Approval of the Plans" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.

   Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(e): Approval of the Plans" below, "Account Services" and "Section III: Investing in the North American Funds Institutional Classes of Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.

   Dividends. The Funds currently have the same or similar policies with respect to dividends. See "Proposals Nos. 2(a)-(e): Approval of the Plans" below, "Pricing of Shares" and "Dividends and Distributions from North American Funds" in the Acquired Funds Prospectuses and "Tax, Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectus.

   Net Asset Value. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Time). For further discussion on net asset value and how it is determined, see "Proposals Nos. 2(a)-(e):
Approval of the Plans" below, "Pricing of Fund Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.

   Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Tax, Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectus.

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization. For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals Nos. 2(a)-(e): Approval of the Plans."

               PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS

    PRINCIPAL RISKS OF INVESTING IN THE ACQUIRED FUNDS, ACQUIRING FUNDS AND
                                UNDERLYING FUNDS

   Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. With respect to the Growth LifeStage Funds, many of the investment risks associated with the NAF Underlying Funds in which the NAF Growth LifeStyle Funds invest are substantially the same those associated with an investment in the respective SunAmerica Underlying Fund in which a SunAmerica Growth LifeStage Fund invests. A discussion of the principal risks of investing in the Funds and Underlying Funds is set forth below. See the Acquired Funds Prospectuses, and the Acquired Funds Statement for more detailed discussions of investment risks associated with an investment in the Acquired Funds. There is no guarantee that the investment objective of a Fund or Underlying Fund will be achieved or that the value of a shareholder's investment in a Fund or Underlying Fund will not decrease.

   The principal risks of each Acquired Fund and the corresponding Acquiring Fund are substantially similar in most respects. The main differences are summarized below.

   The main difference in investment risk of the Growth LifeStage Funds is related to the Underlying Funds in which each Fund invests. The primary differences in investment risks related to these Underlying Funds are: (1) the SunAmerica International Equity Fund is subject to non-diversification risk whereas the NAF International Equity Fund is not and (2) the SunAmerica Growth Opportunities Fund may be more subject to the risks associated with investments in common stocks issued by technology companies than the NAF Mid Cap Growth Fund. The principal risks of the NAF Core Bond Fund and the SunAmerica Core Bond Fund, the NAF High Yield Bond Fund and the SunAmerica High Income Fund, the NAF Large Cap Growth Fund and the SunAmerica Blue Chip Growth Fund, the NAF Growth & Income Fund and the SunAmerica Growth & Income Fund, are substantially similar, respectively. Moreover, by virtue of their possible investment in the NAF Small Cap Growth Fund and the NAF Mid Cap Value Fund, the NAF Growth LifeStyle Funds may be subject to greater stock market volatility/equity risk, foreign exposure risk, small cap risk and technology company risk, than the SunAmerica Growth LifeStage Funds. By virtue of their possible investment in the SunAmerica Focused Value Portfolio and the SunAmerica GNMA Fund, the SunAmerica Growth LifeStage Funds may be subject to greater non-diversification risk, bond market volatility/interest rate risk and prepayment risk, than the NAF Growth LifeStyle Funds. Each of the risks related to investing in an Underlying Fund becomes more significant as a Fund's allocation to such Underlying Fund increases.

            All Acquired Funds, Acquiring Funds and Underlying Funds

 Stock Market Volatility/Equity Risk

   All Funds (or, in the case of the Growth LifeStage Funds, certain of the Underlying Funds in which they invest) invest significantly in equity securities. As with any equity fund, the value of your investment in a Fund may fluctuate in response to stock market movements. In addition, individual stocks selected for any of the Funds may underperform the market generally.

   The Underlying Funds that are subject to this risk are the NAF International Equity Fund, the SunAmerica International Equity Fund, the NAF Large Cap Growth Fund, the SunAmerica Blue Chip Growth Fund, the NAF Growth & Income Fund, the SunAmerica Growth and Income Fund, the NAF Mid Cap Growth Fund, the SunAmerica Growth Opportunities Fund, the SunAmerica Focused Value Portfolio, the NAF Mid Cap Value Fund, the NAF Small Cap Growth Fund and the SunAmerica New Century Fund. For the NAF Large Cap Growth Fund, this risk includes, in particular, the risks associated with growth stocks and investing in IPOs. For the NAF Growth & Income Fund and the SunAmerica Growth and Income Fund, this risk includes, in particular, the risks associated with value stocks and the risk that the stocks these Funds buy may stop paying dividends.

 Securities Selection

   All Funds (or, in the case of the Growth LifeStage Funds, the Underlying Funds in which they invest) are subject to securities selection risk. Securities selection risk is when a strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

   All Underlying Funds are subject to this risk.

                               Stock Index Funds

 Index Tracking Variations

   Index funds generally try to mirror a target index and its performance. An index fund's performance will not exactly match that of an index because the index fund incurs operating expenses and investment overhead as part of its normal operations. An index is an unmanaged group of securities, so it does not have these expenses. The factors that cause an index fund to perform differently from the index it tries to track are called tracking differences. There is no assurance that an index fund can track its index.

                           Science & Technology Funds

 Technology Company Risk

   Each Science & Technology Fund is subject to the risk associated with investing in science and technology companies. Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulations and policies and obsolescence of existing technology. As a result, these Funds' returns may be considerably more volatile than a fund that does not invest in science and technology companies.

 Small Cap Risk

   Each Science & Technology Fund is subject to the risk associated with investing in small capitalization issuers. Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about such companies. Consequently, securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

                  Growth LifeStage Funds and Underlying Funds

 Non-Diversification Risk

   Each Growth LifeStage Fund is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company (i.e., one of the Underlying Funds) than can some other mutual funds. By concentrating in a smaller number of holdings, a Fund's risk is increased because the effect of each holding on the Fund's performance is greater.

   The Underlying Funds subject to this principal risk are the SunAmerica International Equity Fund, the SunAmerica Focused Value Portfolio and the NAF Small Cap Growth Fund.

 Foreign Exposure

   Each Growth LifeStage Fund is subject to the risks associated with the Underlying Funds' foreign investments. One such risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

   The Underlying Funds subject to this principal risk are the NAF International Equity Fund, the SunAmerica International Equity Fund, the NAF Mid Cap Value Fund and the NAF Small Cap Growth Fund.

 Bond Market Volatility/Interest Rate Risk

   Each Growth LifeStage Fund is subject to the risk that bond markets as a whole could go up or down (sometimes dramatically). Moreover, each Growth LifeStage Fund is subject to interest rate risk due to the Underlying Funds' investments. As with any bond fund, the value of your investment in each Growth LifeStage Fund may go up or down in response to changes in interest rates. As interest rates rise, bond prices typically fall. Movements in the bond market generally may affect each Fund's performance. This type of risk is expected to become more significant as a Fund's allocation to Underlying Funds investing in bonds and other fixed-income securities increases ("Underlying Income Funds").

   The Underlying Funds subject to this principal risk are the NAF Core Bond Fund, the SunAmerica Core Bond Fund, the NAF High Yield Bond Fund, the SunAmerica High Income Fund, and the SunAmerica GNMA Fund.

 Credit Risk

   Each Growth LifeStage Fund is subject to credit risk, which is the risk that the companies in which the Underlying Funds invest or with which they do business, will fail financially or otherwise fail to honor their obligations. This type of risk is expected to become more significant as a Fund's allocation to Underlying Income Funds increases.

   The Underlying Funds subject to this principal risk are the NAF Core Bond Fund, the SunAmerica Core Bond Fund, the NAF High Yield Bond Fund, and the SunAmerica High Income Fund. This risk is heightened for the NAF High Yield Bond Fund and the SunAmerica High Income Fund which invest primarily in lower quality bonds.

 Prepayment Risk

   The Conservative Growth LifeStage Funds and Moderate Growth LifeStage Funds invest in Underlying Income Funds that invest significantly in mortgage-backed securities. This entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the Underlying Income Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Income Funds may exhibit price characteristics of longer-term debt securities.

   The Underlying Funds subject to this principal risk are the NAF Core Bond Fund, the SunAmerica Core Bond Fund and the SunAmerica GNMA Fund.

 Small Cap Risk

   The Aggressive Growth LifeStage Funds also invest indirectly in stocks of small capitalization issuers. Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about such companies. Consequently, securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

   The Underlying Funds subject to this principal risk are the NAF Mid Cap Growth Fund, the SunAmerica Growth Opportunities Fund, the NAF Mid Cap Value Fund, the NAF Small Cap Growth Fund, and the SunAmerica New Century Fund.

 Technology Company Risk

   The Aggressive Growth LifeStage Funds may at times invest in Underlying Funds that significantly invest in technology companies. Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulations and policies and obsolescence of existing technology. As a result, these Underlying Funds' returns may be considerably more volatile than a fund that does not invest in technology companies.

  The Underlying Funds subject to this principal risk are the NAF Mid Cap Growth Fund, the SunAmerica Growth Opportunities Fund, the SunAmerica Focused Value Portfolio, the NAF Mid Cap Value Fund, the NAF Small Cap Growth Fund and the SunAmerica New Century Fund. Although the NAF Mid Cap Growth Fund and the SunAmerica Growth Opportunities Fund are subject to the risks associated with investments in common stocks issued by technology companies, this risk may be relatively greater for the SunAmerica Growth Opportunities Fund because such investments may at times constitute a significant portion of the SunAmerica Growth Opportunities Fund's portfolio.

           PROPOSAL NOS. 1(a) AND (b): APPROVAL OF THE NEW INVESTMENT
                ADVISORY AGREEMENT AND NEW SUBADVISORY AGREEMENT

          THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT AND
                           NEW SUBADVISORY AGREEMENT

Board Considerations

   On August 29, 2001, AIG acquired American General in the AIG Merger. As a result of the AIG Merger, AGAM and AGIM became subsidiaries of AIG.

   As required by the Investment Company Act, the Previous Investment Advisory Agreement and Previous Subadvisory Agreement provided for automatic termination upon "assignment." Under the Investment Company Act, a change of control of an investment adviser (or subadviser) constitutes an "assignment." The consummation of the AIG Merger resulted in the assignment of the Previous Agreements and their automatic termination. Therefore, as described below, shareholders are being asked to approve the New Agreements.

   At a meeting held on July 16-17, 2001, the NAF Board, including all of the NAF Independent Trustees, unanimously approved an interim investment advisory agreement (the "Interim Investment Advisory Agreement") between AGAM and North American Funds with respect to the Acquired Funds and an interim subadvisory agreement (the "Interim Subadvisory Agreement," and together with the Interim Investment Advisory Agreement, the "Interim Agreements"), between AGAM and New AGIM, an affiliate of AGAM, with respect to the Acquired Funds pursuant to Rule 15a-4 under the Investment Company Act. This has allowed them to continue to serve the Acquired Funds (other than the NAF Science & Technology Fund, with respect to New AGIM) after the AIG Merger. This Rule, under certain circumstances, allows interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the shareholders and certain other contractual provisions are included in the interim agreement. The Interim Agreements require all advisory fees earned by AGAM and New AGIM to be escrowed pending shareholder approval of the New Agreements. If the New Agreements are not approved, AGAM and New AGIM will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim Agreements (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). The Interim Agreements will terminate on the earlier of the effective date of the New Agreements or 150 days after the completion of the AIG Merger.

   Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each Acquired Fund (and, in connection therewith, selection of the subadviser responsible for the direct management of such investment portfolio) and for providing certain administrative services to each Acquired Fund. Pursuant to the terms of the Interim Subadvisory Agreement, New AGIM is responsible for managing the investment and reinvestment of the assets of each Acquired Fund (other than the NAF Science & Technology Fund), subject to the supervision of the NAF Board. The terms of the Interim Investment Advisory Agreement and Interim Subadvisory Agreement are similar in all material respects as those of the respective Previous Agreement. Under the Investment Company Act, however, AGAM and New AGIM may continue to serve as the investment adviser and subadviser, respectively, for each Acquired Fund (other than, in the case of New AGIM, the NAF Science & Technology Fund) beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM and new subadvisory agreement with New AGIM. Consequently, the NAF Board unanimously approved and recommended shareholder approval of the New Agreements on July 16-17, 2001. The New Agreements, if approved by shareholders, would take effect immediately upon such approval. The terms of each New Agreement, including advisory fees, are the same in all material respects as those of the respective Previous Agreement.

   In addition, the NAF Board also approved the continuation of the subadvisory agreement with T. Rowe Price for the NAF Science & Technology Fund, which terminated upon termination of the Previous Investment Advisory Agreement. Such approval was made in accordance with a "Manager of Managers" order granted by the Commission to North American Funds and therefore the subadvisory agreement for the NAF Science & Technology Fund does not require shareholder approval.

   In connection with its approval of the New Agreements, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory or subadvisory contract, the advisory fees, or any of the Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting, until such Reorganizations were approved and consummated, SAAMCo and AIG represented there would be no material change in the nature and quality of services provided by AGAM. As part of their deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM and/or New AGIM; the amount and structure of investment advisers' fees generally and the fees payable under the New Agreements; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the AIG Merger.

   In addition, the NAF Board considered the fact that at some point after consummation of the Merger, the operations of AGIM might be consolidated with those of another affiliate within the AIG group of companies to eliminate duplication and attempt to create economies of scale within the organization. The NAF Board was assured that any such internal reorganization would not result in a change in the personnel responsible for providing services to the applicable Acquired Funds or in the nature or quality of those services. Accordingly, the NAF Board approved each of the Interim Subadvisory Agreement and the New Subadvisory Agreement with New AGIM.

   Section 15(f) of the Investment Company Act provides that an investment adviser (such as AGAM or New AGIM) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the Investment Company Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of Section 15(f), AIG advised the NAF Board that for a period of three years after the AIG Merger, it will not take or recommend any action that would cause more than 25% of the NAF Board (or SunAmerica Board) to be interested persons of SAAMCo, AGAM or New AGIM. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the Investment Company Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. AIG advised the NAF Board that it will not take or recommend any action that would constitute an unfair burden on North American Funds (or the Acquiring Funds) within the meaning of Section 15(f).

      PROPOSAL NO. 1(a): APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT

                     THE NEW INVESTMENT ADVISORY AGREEMENT

Description of the New Investment Advisory Agreement

   As a proposal separate from the proposal to approve a Reorganization, shareholders of each Acquired Fund are being asked to approve the New Investment Advisory Agreement with AGAM to cover the period subsequent to the shareholder approval and prior to consummation of the Reorganization (which is currently anticipated to occur during the fourth calendar quarter of 2001). If this proposal is approved, but a Reorganization is not approved, by the shareholders of an Acquired Fund, AGAM will continue to serve as that Acquired Fund's adviser under the New Investment Advisory Agreement. The terms of the New Investment Advisory Agreement are the same in all material respects as those of the Previous Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date. The Previous Investment Advisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Investment Advisory Agreement and the services to be provided by AGAM is set forth below. This description is qualified in its entirety by reference to the form of the New Investment Advisory Agreement attached to this Proxy Statement and Prospectus as Exhibit IA.

   As compensation for its services under the New Investment Advisory Agreement, the Acquired Funds will pay to AGAM the same fee, as a percentage of average daily net assets, that was payable to AGAM under the Previous Investment Advisory Agreement. Such fee will be payable monthly and accrued daily. See "Summary--The Funds" for a description of the fee payable to AGAM under the Previous Investment Advisory Agreement. AGAM has agreed, until February 28, 2002, to reduce fees payable to it by, or reimburse expenses to, the Acquired Funds. See "Summary--Fee Tables" or "Proposals Nos. 2(a)-(e):
Approval of the Plans."

   For the fiscal year ended October 31, 2000, North American Funds paid total advisory fees to AGAM of $7,339,733. Of such amount, $27,616, $53,172, $6,966,
$6,368 and $5,736 (in each case for the period July 7, 2000 to October 31,
2000) were attributable to the NAF Stock Index Fund, the NAF Science & Technology Fund, the NAF Aggressive Growth LifeStyle Fund, the NAF Moderate Growth LifeStyle Fund and the NAF Conservative Growth LifeStyle Fund, respectively. From November 1, 1999 to July 7, 2000, The Variable Annuity Life Insurance Company ("VALIC"), an affiliate of AGAM, served as investment adviser to each of the Acquired Funds. During this period, North American Funds paid total advisory fees to VALIC of $540,574. Of such amount, $48,901, $31,018, $10,087, $9,978 and $9,390 were attributable to the NAF Stock Index Fund, NAF Science & Technology Fund (for the period March 1, 2000 to July 7, 2000), NAF Aggressive Growth LifeStyle Fund, NAF Moderate Growth LifeStyle Fund and NAF Conservative Growth LifeStyle Fund, respectively. These amounts do not reflect certain fee waivers and expense reimbursements for which the Acquired Funds were reimbursed.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement. Shareholders of each Acquired Fund vote separately on the approval of the New Investment Advisory Agreement. Approval of the New Investment Advisory Agreement by one Acquired Fund is not contingent upon approval of the New Investment Advisory Agreement by any other Acquired Fund. If the New Investment Advisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions in the best interests of the shareholders to be taken with respect to such Acquired Fund's advisory arrangements at that time.

Additional Information About AGAM

 General

   CypressTree Investments, Inc. ("CypressTree") and its affiliates were formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers and other intermediaries. CypressTree Asset Management

Corporation, Inc. ("CAM") was CypressTree's wholly owned advisory subsidiary and CypressTree Funds Distributors, Inc. ("CFD") was CypressTree's wholly owned distribution subsidiary. On March 10, 2000, CypressTree sold substantially all of its assets, including all of the stock of CAM and CFD, to American General. Thereafter, CAM was renamed American General Asset Management Corp. and CFD was renamed American General Funds Distributors, Inc. Pursuant to the Previous Advisory Agreement, AGAM oversaw the administration of all aspects of the business and affairs of the Acquired Funds, and selected, contracted with and compensated subadvisers to manage the assets of the Acquired Funds. AGAM has continued to perform these functions under the Interim Investment Advisory Agreement since the completion of the AIG Merger.

   AGAM is located at 286 Congress Street, Boston, Massachusetts 02210. Prior to the AIG Merger, AGAM was wholly owned by American General, which is located at 2929 Allen Parkway, Houston, Texas 77019. As a result of the AIG Merger, American General is wholly owned by AIG. The principal address of AIG is 70 Pine Street, New York, New York 10270.

   The directors and principal executive officer of AGAM, if any, their business addresses, position(s) with AGAM and a description of their principal occupations are set forth below.

 Name and Address          Position with AGAM and Principal Occupation(s)
 ----------------          ----------------------------------------------

 John A. Graf....... Director; Senior Vice Chairman, Asset Accumulation,
  2929 Allen Parkway American General.
  Houston, TX 77019

 Kent E. Barrett.... Director and Treasurer; Senior Vice President and General
  2929 Allen Parkway Auditor, American General.
  Houston, TX 77019

   In addition, the following officers of North American Funds also are employees of AGAM:

   Thomas J. Brown, Treasurer and Vice President of North American Funds and Chief Financial Officer and Chief Administrative Officer of AGAM.

   John I. Fitzgerald, Secretary and Vice President of North American Funds and Assistant Secretary and Counsel of AGAM.

   John N. Packs, Vice President of North American Funds and Director of Research of AGAM.

 Additional Payments to AGAM and its affiliates by Acquired Funds

   The Previous Investment Advisory Agreement provided for reimbursement to AGAM for various expenses related to financial, accounting and administrative services provided to the Acquired Funds. For the fiscal year ended October 31, 2000, North American Funds paid in the aggregate $1,387,842 to AGAM for such services. Of such amount, $10,338, $5,184, $0, $0 and $0 (in each case for the period July 7, 2000 to October 31, 2000) were attributable to the NAF Stock Index Fund, the NAF Science & Technology Fund, the NAF Aggressive Growth LifeStyle Fund, the NAF Moderate Growth LifeStyle Fund and the NAF Conservative Growth LifeStyle Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, served as investment adviser to each of the Acquired Funds, but was not similarly reimbursed.

   For the fiscal year ended October 31, 2000, AGAM was paid fees on Institutional Class I shares of each Acquired Fund under the NAF Services Agreement (as defined below) of $381 by the NAF Science & Technology Fund and $0 by each of the NAF Stock Index Fund, the NAF Aggressive Growth LifeStyle Fund, the NAF Moderate Growth LifeStyle Fund and the NAF Conservative Growth LifeStyle Fund (in each case for the period July 7, 2000 to October 31, 2000), respectively. From November 1, 1999 to July 7, 2000, VALIC Retirement Services Company ("VRSCO") and/or VALIC Investment Services Company ("VISCO"), affiliates of VALIC, were paid fees under a comparable agreement of $528 by the NAF Science & Technology

Fund (for the period March 1, 2000 to July 7, 2000) and $0 by each of the NAF Stock Index Fund, NAF Aggressive Growth LifeStyle Fund, NAF Moderate Growth LifeStyle Fund and NAF Conservative Growth LifeStyle Fund, respectively. In addition, from November 1, 1999 to July 7, 2000, VALIC was paid fees under a separate agreement to provide accounting services to each of the Acquired Funds. For this period, under such agreement, VALIC was paid fees of $5,433, $1,033, $0, $0 and $0 attributable to the NAF Stock Index Fund, NAF Science & Technology Fund (for the period March 1, 2000 to July 7, 2000), NAF Aggressive Growth LifeStyle Fund, NAF Moderate Growth Lifestyle Fund and NAF Conservative Growth LifeStyle Fund, respectively.

   For the fiscal year ended October 31, 2000, the Acquired Funds paid the NAF Distributor the following distribution and service fees (in each case for the period July 7, 2000 to October 31, 2000):

                                                            Distribution and
                                                              Service Fees
                                                          ---------------------
                                                          Class          Class
                                                            A    Class B   C
                                                          ------ ------- ------
   NAF Stock Index Fund.................................. $8,638 $74,799 $  549
   NAF Science & Technology Fund......................... $4,218 $43,890 $1,345
   NAF Aggressive Growth LifeStyle Fund.................. $1,213 $29,870 $  175
   NAF Moderate Growth LifeStyle Fund.................... $  479 $26,882 $  107
   NAF Conservative Growth LifeStyle Fund................ $  454 $24,671 $   79

   For the period November 1, 1999 to July 7, 2000, the NAF Stock Index Fund paid American General Distributors, Inc., a separate affiliated distributor, distribution and service fees in connection with its Class A and Class B shares of $11,985 and $135,685, respectively. For the period March 1, 2000 to July 7, 2000, the NAF Science & Technology Fund paid the same distributor distribution and service fees in connection with its Class A and Class B shares of $2,052 and $24,120, respectively.

   The Acquired Funds did not pay any brokerage commissions to affiliated brokers for the fiscal year ended October 31, 2000.

          PROPOSAL NO. 1(b): APPROVAL OF THE NEW SUBADVISORY AGREEMENT

                         THE NEW SUBADVISORY AGREEMENT

Description of the New Subadvisory Agreement

   As a proposal separate from the proposal to approve a Reorganization, shareholders of each Acquired Fund (other than the NAF Science & Technology
Fund) are being asked to approve the New Subadvisory Agreement between AGAM and New AGIM to ensure that the applicable Acquired Funds receive subadvisory services during the period prior to consummation of the Reorganization. This Proposal No. 1(b) does not apply to the NAF Science & Technology Fund because it is not subadvised by an affiliate of AGAM. The approval of the New Subadvisory Agreement is contingent upon approval of the New Investment Advisory Agreement, and accordingly, will not take effect if the New Investment Advisory Agreement is not approved. If Proposals No. 1(a) and (b) are approved, but a Reorganization is not approved by the shareholders of an Acquired Fund, New AGIM will continue to serve as that Acquired Fund's subadviser under the New Subadvisory Agreement. The terms of the New Subadvisory Agreement are the same in all material respects as those of the Previous Subadvisory Agreement. The New Subadvisory Agreement differs from the Previous Subadvisory Agreement only with respect to the effective date and the potential for the subadvisory services to be rendered by an affiliate of AGIM through New AGIM. The Previous Subadvisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the applicable Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Subadvisory Agreement and the services to be provided by New AGIM is set forth below. This description is qualified in its entirety by reference to the form of the New Subadvisory Agreement attached to this Proxy Statement and Prospectus as Exhibit IB.

   Under the terms of the New Subadvisory Agreement between AGAM and New AGIM, New AGIM will manage the investment and reinvestment of the assets of each applicable Acquired Fund, subject to the supervision of the NAF Board. New AGIM will formulate a continuous investment program for each such Acquired Fund consistent with its investment objectives and policies. New AGIM will implement such programs by purchases and sales of securities and will regularly report to AGAM and the NAF Board with respect to their implementation.

   As compensation for its services under the New Subadvisory Agreement, New AGIM will receive a fee, as a percentage of average daily net assets payable monthly and accrued daily as set forth in the table below. This fee is payable by AGAM at no additional cost to Acquired Fund shareholders.

   Acquired Fund                                  Subadvisory Fee
   -------------                    -------------------------------------------
   NAF Stock Index Fund............ 0.20% of the first $2 billion and 0.10% on the excess over $2 billion
   NAF Aggressive Growth LifeStyle
    Fund........................... 0.10%
   NAF Moderate Growth LifeStyle
    Fund........................... 0.10%
   NAF Conservative Growth
    LifeStyle Fund................. 0.10%

   For the fiscal year ended October 31, 2000, AGAM paid total subadvisory fees of $3,194,477. Of such amount, $2,047, $6,996, $6,368 and $5,736 (in each case for the period July 7, 2000 to October 31, 2000) were attributable to payments to AGIM in connection with the NAF Stock Index Fund, NAF Aggressive Growth LifeStyle Fund, NAF Moderate Growth LifeStyle Fund and NAF Conservative Growth LifeStyle Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, served as investment adviser to each of the Acquired Funds. During this period, VALIC paid total subadvisory fees of $276,034. Of such amount, $0 was attributable to payments to AGIM in connection with the Acquired Funds.

   VALIC, an affiliate of AGIM, also manages the investment portfolio of the Stock Index Fund of North American Funds Variable Products I (the "NAFVPI Stock Index Fund"), a mutual fund with a substantially similar investment objective to the NAF Stock Index Fund. The total asset size of the NAFVPI Stock Index Fund as of August 1, 2001 was $4,335,653,504. As compensation for its advisory services in connection with the NAFVPI Stock Index Fund, VALIC receives advisory fees of 0.35% of average daily net assets (0.25% on assets over $500 million) payable monthly and accrued daily. For the fiscal year ended May 31, 2000, AGIM received total advisory fees of $13,283,779 in connection therewith. VALIC also receives payments in connection with the NAFVPI Stock Index Fund pursuant to an accounting services agreement. For the fiscal year ended May 31, 2000, VALIC received total fees of $1,534,054 in connection therewith. No fees were waived with respect to this Fund.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each applicable Acquired Fund approve the New Subadvisory Agreement. Shareholders of each Acquired Fund vote separately on the approval of the New Subadvisory Agreement. Approval of the New Subadvisory Agreement by one Acquired Fund is not contingent upon approval of the New Subadvisory Agreement by any other Acquired Fund. If the New Subadvisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions to be taken with respect to such Acquired Fund's subadvisory arrangements at that time.

Additional Information About AGIM

   AGIM has been the subadviser to the NAF Stock Index Fund, NAF Aggressive Growth LifeStyle Fund, NAF Moderate Growth LifeStyle Fund and NAF Conservative Growth LifeStyle Fund since July 7, 2000. AGIM was formed in 1998 as a successor to the investment management division of American General. Pursuant to the Previous Subadvisory Agreement, AGIM managed the investment and reinvestment of the assets of each such Acquired Fund subject to the supervision of the NAF Board. AGIM has continued to perform these functions under the Interim Subadvisory Agreement since the completion of the AIG Merger. As of September 20, 2001, AGIM had approximately $1.45 billion in assets under management.

   AGIM is located at 2929 Allen Parkway, Houston, Texas 77019. The directors and principal executive officer of AGIM, their position(s) with AGIM and a description of their principal occupations are set forth below. Unless otherwise indicated, the business address of each is 2929 Allen Parkway, Houston, Texas 77019.

                                          Position with AGIM and Principal
   Name and Address                                 Occupation(s)
   ----------------                  -------------------------------------------
   Richard W. Scott................. Director, President and Chief Executive
                                     Officer; Senior Managing Director and head
                                     of U.S. Fixed Income for AIG Global
                                     Investment Corp.; formerly Vice Chairman,
                                     Investment Management for American General.
   Albert Gutierrez................. Director and Executive Vice President
                                     (Since April 2000); prior to working at
                                     AGIM, Mr. Gutierrez was Senior Vice-
                                     President responsible for non-equity
                                     research, trading and various insurance
                                     company portfolios with Conseco Capital
                                     Management from 1987 to 2000.

                 PROPOSAL NOS. 2(a)-(e): APPROVAL OF THE PLANS

                            COMPARISON OF THE FUNDS

Investment Policies

   In addition to the principal investment policies set forth under "Summary-- The Funds" above, the Funds may also employ the investment policies listed below.

   The principal differences in these investment policies, each of which is discussed in more detail below, are as follows:

With respect to the Stock Index Funds,

  . the SunAmerica Stock Index Fund is limited in the amount of total assets that may be subject to calls, whereas the NAF Stock Index Fund is not subject to a similar limitation;

  . the NAF Stock Index Fund may not purchase additional securities if borrowing exceeds 5% of its total assets, whereas the SunAmerica Stock Index Fund is not subject to a similar limitation;

  . the NAF Stock Index Fund may only engage in short sales "against-the-box," whereas the SunAmerica Stock Index Fund may engage in short sales whether or not "against-the-box," up to 25% of net assets; and

  . the SunAmerica Stock Index Fund is limited in the amount of total assets it may invest in short-term investments, whereas the NAF Stock Index Fund is not subject to a similar limitation.

With respect to the Science & Technology Funds,

  . unlike the NAF Science & Technology Fund, the SunAmerica Science &
    Technology Fund may also write (i.e., sell) covered call and put options to enhance income through the receipt of premiums;

  . the NAF Science & Technology Fund may only engage in short sales
    "against-the-box," while the SunAmerica Science & Technology Fund may engage in short sales whether or not "against-the-box;" and

  . unlike the NAF Science & Technology Fund, the SunAmerica Science &
    Technology Fund generally will not invest in debt securities in the lowest rating categories (rated "CC" or lower by S&P or "Ca" or lower by Moody's).

With respect to the Growth LifeStage Funds,

  . the NAF Growth LifeStyle Funds may not purchase additional securities if borrowing exceeds 5% of each Funds's total assets, whereas the SunAmerica Growth LifeStage Funds are not subject to a similar limitation;

  . unlike the NAF Growth LifeStyle Funds, the SunAmerica Growth LifeStage
    Funds may make loans through repurchase agreements; and

  . the SunAmerica Growth LifeStage Funds are limited in the amount of total assets they may invest in short-term investments, whereas the NAF Growth LifeStyle Funds are not subject to similar limitations.

With respect to all Funds,

  . no Acquired Fund may sell put options if, as a result, the Acquired Fund would be required to segregate more than 50% of its assets to cover its potential obligations under put options other than those with respect to futures contracts, whereas the Acquiring Funds have no similar limitation.

                                   All Funds

   Derivatives. All Funds may invest in derivatives, including options and futures. Each of the NAF Growth LifeStyle Funds and the SunAmerica Growth LifeStage Funds has no present intention of doing so. A derivative instrument is a contract whose value is based on the performance of an underlying asset. A Fund will use derivatives for hedging purposes. Unlike the Acquired Funds, however, the SunAmerica Science & Technology Fund may also write (i.e., sell) covered call and put options to enhance income through the receipt of premiums. Up to 25% of SunAmerica Stock Index Fund's total assets and up to 100% of SunAmerica Science & Technology Fund's total assets may be subject to calls. An Acquired Fund may not sell put options if, as a result, the Acquired Fund would be required to segregate more than 50% of its assets to cover its potential obligations under put options other than those with respect to futures contracts.

   Illiquid Securities. As a non-fundamental restriction, each Fund may invest up to 15% of its net assets in illiquid securities (other than the Growth LifeStage Funds, which, as a non-fundamental restriction, may not invest in illiquid securities).

   Borrowing. All Funds may borrow for temporary or emergency purposes and in connection with reverse repurchase agreements, dollar rolls (with respect to the NAF Stock Index Fund and all Acquiring Funds) and other similar transactions. When borrowing for temporary or emergency purposes, each Fund may borrow up to 33 1/3% of the value of its respective total assets (including amounts borrowed) less liabilities (other than borrowings). The NAF Stock Index Fund and the NAF Growth LifeStyle Funds may not purchase additional securities if borrowing exceeds 5% of each Fund's total assets. Only the Growth LifeStage Funds may borrow for other than temporary or emergency purposes. Each Fund's policy regarding the use of leverage is a fundamental policy.

   Lending. The Funds may not make loans, except through repurchase agreements (other than with respect to the NAF Growth LifeStyle Funds) and the purchase of portfolio securities consistent with a Fund's investment objectives and policies. In addition, each Fund (other than the Growth LifeStage Funds) may lend portfolio securities subject to comparable restrictions.

   Short Sales. The NAF Stock Index Fund and the NAF Science & Technology Fund may engage in short sales "against-the-box." The SunAmerica Stock Index Fund and SunAmerica Science & Technology Fund may also engage in short sales, whether or not "against-the-box." A short sale occurs when a fund sells a security it does not own in anticipation of a decline in the market value of that security. A short sale is "against-the-box" to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. The SunAmerica Stock Index Fund may not enter into a short sale, including a short sale "against-the-box," if, as a result, more than 25% of its net assets would be subject to such short sales. Up to 100% of the SunAmerica Science & Technology Fund's assets may be subject to such short sales.

   Cash and Short-Term Securities. Each Fund may, under certain circumstances, invest in certain money market instruments. Certain of the Acquiring Funds are subject to the following percentage of asset limitations with respect to their short-term investments: 35% of total assets in the case of the SunAmerica Stock Index Fund; and 10% of total assets in the case of the SunAmerica Growth LifeStage Funds.

   Defensive Investments. Each Fund may make temporary defensive investments without limitation in response to adverse market, economic, political or other conditions (although the Acquiring Funds are somewhat more limited in the securities in which they may invest).

                           Science & Technology Funds

   Fixed-Income Securities. Each Science & Technology Fund may invest in fixed income securities, although each does so primarily to meet liquidity needs or with respect to fixed income securities having similar growth of capital potential to the equity securities in which it invests. The SunAmerica Science & Technology Fund generally will not invest in debt securities in the lowest rating categories (rated "CC" or lower by S&P or "Ca" or lower by Moody's).

   Foreign Securities. Each Science & Technology Fund may invest in the securities of issuers located outside of the United States, including American Depository Receipts ("ADRs") or other similar securities convertible into foreign securities, such as European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs").

Directors and Officers

   SunAmerica Strategic Investment Series, Inc. is governed by the SunAmerica Board, which currently consists of five individuals, four of whom are SunAmerica Independent Directors.

   The SunAmerica Board is responsible for the overall supervision of SunAmerica Strategic Investment Series, Inc. and performs various duties imposed on directors of investment companies by the Investment Company Act and under SunAmerica Strategic Investment Series, Inc.'s Articles of Incorporation. Directors and officers of SunAmerica Strategic Investment Series, Inc. are also directors (or trustees) and officers of some or all of the other investment companies managed, administered or advised by SAAMCo, and distributed by SACS and other affiliates. The SunAmerica Board elects the Acquiring Funds' officers. See "Directors and Officers" in the Acquiring Funds Statement.

   The following table lists the Directors and executive officers of SunAmerica Strategic Investment Series, Inc., their ages and principal occupations during the past five years. The business address of each Director and executive officer is The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. For the purposes of this Proxy Statement and Prospectus, the SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Style Select Series, Inc. and SunAmerica Strategic Investment Series, Inc. An asterisk indicates that the Director is an interested person of SunAmerica Strategic Investment Series, Inc. within the meaning of Section 2(a)(19) of the Investment Company Act.

                            Position with
Name, Age and Address      the Corporation    Principal Occupations During Past 5 Years
---------------------      ---------------    -----------------------------------------
S. James Coppersmith,    Director            Retired; formerly, President and General
 67.....................                     Manager, WCVB-TV, a division of the Hearst
                                             Corp. (1982 to 1994); Director/Trustee of
                                             SAMF and Anchor Series Trust ("AST").

Samuel M. Eisenstat,     Chairman of the     Attorney, solo practitioner; Chairman of
 60..................... Board               the Boards of Directors/Trustees of SAMF
                                             and AST.

Stephen J. Gutman, 57... Director            Partner and Managing Member of B.B.
                                             Associates LLC (menswear specialty
                                             retailing and other activities) since June
                                             1988; Director/Trustee of SAMF and AST.

Peter A. Harbeck*, 47... Director and        Director and President, SAAMCo, since
                         President           August 1995; Director, AIG Asset Management
                                             International, Inc. ("AIGAMI") since
                                             February 2000; Managing Director, John
                                             McStay Investment Counsel, L.P. ("JMIC")
                                             since June 1999; Director, SACS, since
                                             August 1993; Director and President,
                                             SunAmerica Fund Services, Inc. ("SAFS"),
                                             since May 1988; President, SAMF and AST.

                            Position with
Name, Age and Address      the Corporation    Principal Occupations During Past 5 Years
---------------------      ---------------    -----------------------------------------
Sebastiano Sterpa, 71... Director            Founder and Chairman of the Board of the
                                             Sterpa Group (real estate) since 1962;
                                             Director, Real Estate Business Service and
                                             Countrywide Financial; Director/Trustee of
                                             SAMF.

J. Steven Neamtz, 42.... Vice President      Executive Vice President, SAAMCo, since
                                             April 1996; Director and Chairman of the
                                             Board, AIGAMI, since February 2000; Vice
                                             President, SAMF, since November 1999;
                                             Director and President, SACS, since April
                                             1996.

Peter C. Sutton, 36..... Treasurer           Senior Vice President, SAAMCo, since April
                                             1997; Vice President, AIGAMI, since
                                             February 2000; Treasurer and Controller of
                                             Seasons Series Trust ("Seasons"),
                                             SunAmerica Series Trust ("SAST") and Anchor
                                             Pathway Fund ("APF") since February 2000;
                                             Treasurer of SAMF and AST since February
                                             1996; Vice President of SAST and APF since
                                             1994; formerly Assistant Treasurer of SAST
                                             and APF from 1994 to February 2000; Vice
                                             President, Seasons, since April 1997;
                                             formerly Vice President, SAAMCo, from 1994
                                             to 1997.

Robert M. Zakem, 43..... Secretary and Chief Senior Vice President and General Counsel,
                         Compliance Officer  SAAMCo, since April 1993; Vice President,
                                             General Counsel and Assistant Secretary,
                                             AIGAMI, since February 2000; Executive Vice
                                             President, General Counsel and Director,
                                             SACS, since August 1993; Vice President,
                                             General Counsel and Assistant Secretary,
                                             SAFS, since January 1994; Vice President,
                                             SAST, APF and Seasons; Assistant Secretary,
                                             SAST and APF, since September 1993;
                                             Assistant Secretary, Seasons, since April
                                             1997.

   At a meeting of the SunAmerica Board held on August 22, 2001, the SunAmerica Board elected Dr. Judith L. Craven and William F. Devin to the SunAmerica Board, effective on or about November 9, 2001. Dr. Craven and Mr. Devin are currently members of the NAF Board. Dr. Craven and Mr. Devin would join the SunAmerica Board as SunAmerica Independent Directors and as members of the Audit and Nominating Committees.

   The following table lists the ages, business addresses and principal occupations during the past five years of Dr. Craven and Mr. Devin.

Dr. Judith L. Craven,    Retired Administrator. Trustee, North American Funds
 55..................... Variable Product Series II, 15 investment portfolios
 3212 Ewing Street       (November 1998 to present); Director, North American
 Houston, TX 77004       Funds Variable Product Series I, 21 investment portfolios
                         (August 1998 to present); Director, USLIFE Income Fund,
                         Inc. (November 1998 to present); Director, Compaq
                         Computer Corporation (1992 to present); Director, A.G.
                         Belo Corporation, a media company (1992 to present);
                         Director, Sysco Corporation, a food marketing and
                         distribution company (1996 to present); Director, Luby's
                         Inc., a restaurant chain (1998 to present); Director,
                         University of Texas Board of Regents (May 2001 to
                         present). Formerly, Director, CypressTree Senior Floating
                         Rate Fund, Inc. (June 2000 to May 2001); Formerly,
                         President, United Way of the Texas Gulf Coast, a not for
                         profit organization (1992-1998); Formerly, Director,
                         Houston Branch of the Federal Reserve Bank of Dallas
                         (1992-2000); Formerly, Board Member, Sisters of Charity
                         of the Incarnate Word (1996-1999).

William F. Devin, 62.... Member of the Board of Governors, Boston Stock Exchange
 44 Woodland Road        (1985 to present); Formerly, Executive Vice President,
 Braintree, MA 02184     Fidelity Capital Markets, a division of National
                         Financial Services Corporation (1966-1996); Formerly,
                         Director, CypressTree Senior Floating Rate Fund, Inc.
                         (October 1997 to May 2001).

   SunAmerica Strategic Investment Series, Inc. pays each SunAmerica Independent Director annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the SunAmerica Board. Specifically, each SunAmerica Independent Director received a pro rata portion (based upon the SunAmerica Strategic Investment Series, Inc.'s net assets) of an aggregate of $40,000 in annual compensation for acting as director or trustee to SAMF. In addition, each SunAmerica Independent Director received $20,000 in annual compensation for acting as trustee for AST. Beginning January 1, 2001 each SunAmerica Independent Director of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in SAMF. Officers of SunAmerica Strategic Investment Series, Inc. receive no direct remuneration in such capacity from SunAmerica Strategic Investment Series, Inc. or any of the Acquiring Funds.

   In addition, each SunAmerica Independent Director also serves on the Audit Committee of the SunAmerica Board. The Audit Committee is charged with recommending to the full SunAmerica Board the engagement or discharge of SunAmerica Strategic Investment Series, Inc.'s independent accountants; directing investigations into matters within the scope of the independent accountant's duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full SunAmerica Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committee of SAMF and AST. With respect to SunAmerica Strategic Investment Series, Inc., each member of the Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of SunAmerica Strategic Investment Series, Inc. SunAmerica Strategic Investment Series, Inc. also has a Nominating Committee, comprised solely of SunAmerica Independent Directors, which recommends to the SunAmerica Board those persons to be nominated for election as Directors by shareholders and selects and proposes nominees for election by Directors between shareholders' meetings. Members of the Nominating Committee serve without compensation.

   The Directors (and Trustees) of SAMF and AST have adopted the SunAmerica Disinterested Directors' and Trustees' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the SunAmerica Independent Directors. The Retirement Plan provides generally that if a SunAmerica Independent Director (or Trustee) who has at least 10 years of consecutive service as a disinterested Director (or Trustee) of any SAMF or AST (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SAMF with respect to which he or she is an Eligible Director. With respect to Sebastiano Sterpa, the SunAmerica Independent Directors have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the SunAmerica Board past age 70, until he has served for ten years. Mr. Sterpa ceased accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Director will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a disinterested Director of each SAMF for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

   The following table sets forth information summarizing the aggregate compensation of each SunAmerica Independent Director for his services as a member of the SunAmerica Board for the fiscal year ended October 31, 2000, except as otherwise indicated. Neither the Directors who are interested persons of SunAmerica Strategic Investment Series, Inc. nor any officers of SunAmerica Strategic Investment Series, Inc. receive any compensation.

                                              Pension or
                                              Retirement                     Total Compensation
                                           Benefits Accrued                   From Registrant
                             Aggregate        as Part of    Estimated Annual  and Fund Complex
                         Compensation from   Corporation     Benefits Upon        Paid to
Director                    Registrant         Expenses       Retirement*       Directors**
--------                 ----------------- ---------------- ---------------- ------------------
S. James Coppersmith....       $764            $48,315          $29,670           $67,500
Samuel M. Eisenstat.....       $804            $41,033          $46,083           $71,500
Stephen J. Gutman.......       $764            $42,230          $60,912           $67,500
Sebastiano Sterpa***....       $797            $10,579          $ 7,900           $45,833

--------
* Assuming participant elects to receive benefits in 15 yearly installments. ** Information is as of March 31, 2001 for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of SAMF and AST.
*** Mr. Sterpa is not a trustee of AST.

Management Arrangements

 Comparison of Management and Administrative Arrangements and Fees

   AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund.

   AGAM was organized as a Delaware corporation in 1996 and is located at 286 Congress Street, Boston, Massachusetts, 02210. Prior to the AIG Merger, AGAM and the NAF Distributor were both wholly owned subsidiaries of American General. Prior to the AIG Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. AGAM is now a subsidiary of AIG.

   SAAMCo was organized as a Delaware corporation in 1982 and is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. SAAMCo is a wholly owned subsidiary of SunAmerica Inc., which in turn is a wholly owned subsidiary of AIG. AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management. At June 30, 2001, SAAMCo managed, advised and/or administered more than $28.5 billion of assets.

   Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement. The SunAmerica Investment Advisory Agreement is similar to the NAF Investment Advisory Agreement, except for certain matters, including the effective dates and the identity of the adviser.

   The advisory fees payable by the Acquired Funds to AGAM are discussed above under "Proposal No. 1(a): Approval of the New Investment Advisory Agreement." The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquired Funds. The effective advisory fees payable by each Acquiring Fund to SAAMCo under the SunAmerica Investment Advisory Agreement are at the same annual rate as the advisory fees payable by the respective Acquired Fund under the NAF Investment Advisory Agreement.

   The SunAmerica Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of SAAMCo's (and its affiliates') obligations or duties thereunder ("disabling conduct"), SAAMCo is not subject to liability to an Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Investment Advisory Agreement also provides that except for such disabling conduct, an Acquiring Fund will indemnify SAAMCo (and its affiliates) from any liability arising from SAAMCo's conduct under the SunAmerica Investment Advisory Agreement. The NAF Investment Advisory Agreement does not contain similar provisions.

   Both the NAF Investment Advisory Agreement and the SunAmerica Investment Advisory Agreement provide that the adviser may, at its own cost and expense and subject to the requirements of the Investment Company Act, retain one or more subadvisers (each a "Subadviser") to manage all or a portion of the investment portfolio of an Acquired Fund or Acquiring Fund, respectively.

   Subadvisory Arrangements. In addition to the ability to retain Subadvisers under their respective investment advisory agreements referenced above, each of AGAM and SAAMCo is authorized to retain (or change) such unaffiliated Subadviser(s) without shareholder approval pursuant to separate "Manager of Managers" orders granted by the Commission. AGAM and SAAMCo are ultimately responsible under their respective "Manager of Managers" order to oversee any Subadvisers for the Acquired Funds and Acquiring Funds, respectively. AGAM has retained T. Rowe Price as Subadviser for the NAF Science & Technology Fund pursuant to the Acquired Funds' "Manager of Managers" order. As of the date hereof, SAAMCo has also appointed T. Rowe Price as Subadviser to the SunAmerica Science & Technology Fund pursuant to the Acquiring Funds' "Manager of Managers" order. AGAM has retained New AGIM for each of the other Acquired Funds, subject to shareholder approval; and SAAMCo has retained New AGIM for the SunAmerica Stock Index Fund. Accordingly, if shareholders approve the Reorganizations, following consummation of the Reorganizations, the portfolios of the Acquired Funds will be managed by SAAMCo as part of the Combined Funds (although New AGIM and T. Rowe Price will be responsible for subadvising the investment portfolios of the Stock Index Combined Fund and the Science & Technology Combined Fund, respectively).

   The current Subadvisers of the Acquired Funds as well as certain information regarding each Subadviser are set forth below:

     Acquired Fund:              Subadviser:                   Information:
     --------------              -----------                   ------------
NAF Stock Index Fund,     AGIM, 2929 Allen Parkway, AGIM is a registered investment
 NAF Aggressive Growth    Houston, Texas 77019      adviser and a wholly owned
 LifeStyle Fund, NAF                                subsidiary of AGAM. As of June
 Moderate Growth                                    30, 2001, AGIM had approximately
 LifeStyle Fund and NAF                             $77 billion under management.
 Conservative Growth
 LifeStyle Fund
NAF Science & Technology  T. Rowe Price,            T. Rowe Price is a registered
 Fund                     100 East Pratt Street,    investment adviser. As of June
                          Baltimore, Maryland 21202 30, 2001, T. Rowe Price and its
                                                    affiliates served as investment
                                                    adviser to more than 80 stock,
                                                    bond and money market funds, and
                                                    managed approximately $158.6
                                                    billion.

   Under the terms of each of the Subadvisory Agreements between AGAM and a Subadviser (the "NAF Subadvisory Agreements"), the Subadviser for the respective Acquired Fund manages the investment and reinvestment of the assets of such Acquired Fund, subject to the supervision of the NAF Board. Under the terms of each SunAmerica Subadvisory Agreement, the Subadviser for the respective Acquiring Fund manages the investment and reinvestment of the assets of such Acquiring Fund, subject to the oversight and review of SAAMCo. Under both the NAF and the SunAmerica Subadvisory Agreements, the Subadviser formulates a continuous investment program for the applicable Acquired Fund or Acquiring Fund, as applicable, consistent with such Fund's investment objectives and policies. The Subadviser implements such programs by purchases and sales of securities and regularly reports to AGAM and the NAF Board or SAAMCo and the SunAmerica Board, as the case may be, with respect to their implementation.

   Each of the SunAmerica Subadvisory Agreements provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Subadviser's (and its affiliates') obligations or duties thereunder ("disabling conduct"), the Subadviser is not subject to liability to an Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Subadvisory Agreements also provide that except for such disabling conduct, an Acquiring Fund will indemnify the Subadviser (and its affiliates) from any liability arising from the Subadviser's conduct under the agreement. With respect to indemnification, the NAF Subadvisory Agreements do not contain a similar provision.

   As compensation for their services, the Subadvisers receive fees from AGAM computed separately for each Acquired Fund. Such fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders. The subadvisory fees paid by AGAM in connection with the Acquired Funds are discussed above under "Proposal No. 1(b): Approval of the New Subadvisory Agreement." Absent any applicable fee waivers, the fee rate that AGAM is obligated to pay to each Subadviser under its respective Subadvisory Agreement is as follows:

       Acquired Fund:                          Subadvisory Fee:
       --------------                          ----------------
NAF Stock Index Fund           0.20% of the first $2 billion and 0.10% on the
                               excess over $2 billion
NAF Science & Technology Fund  0.60% of the first $500 million and 0.55% on the excess over $500 million
NAF Aggressive Growth
 LifeStyle Fund                0.10%
NAF Moderate Growth LifeStyle
 Fund                          0.10%
NAF Conservative Growth
 LifeStyle Fund                0.10%

   SAAMCo will directly manage the investment portfolios of each of the SunAmerica Growth LifeStage Funds and will directly manage the investment portfolios of each of the Growth LifeStage Combined Funds after the Reorganizations. SAAMCo has retained New AGIM as Subadviser to manage the investment portfolio of the SunAmerica Stock Index Fund and T. Rowe Price as Subadviser to manage the investment portfolio of the SunAmerica Science & Technology Fund. Accordingly, New AGIM will manage the investment portfolio of the Stock Index Combined Fund and T. Rowe Price will manage the investment portfolio of the Science & Technology Combined Fund. SunAmerica will pay New AGIM and T. Rowe Price advisory fees in connection with these duties at the same rate as each was paid by AGAM under the Previous Subadvisory Agreement applicable to each.

Distribution and Shareholder Servicing Arrangements

 Distributor

   American General Funds Distributors, Inc. (previously defined as "AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the principal distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. (previously defined as "SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. As compensation for their respective services, AGFD and SACS receive any initial or deferred sales charges applicable to the Acquired Funds and Acquiring Funds, respectively. In addition, AGFD and SACS receive fees under each respective Acquired Fund's and Acquiring Fund's plan pursuant to Rule 12b-1 under the Investment Company Act. The address of the NAF Distributor is 286 Congress Street, Boston, Massachusetts 02210. The address of the SunAmerica Distributor is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. After consummation of the Reorganizations, the SunAmerica Distributor will provide distribution services to each Combined Fund.

 Distribution and Service (12b-1) Fees

   Each of the Acquired Funds and Acquiring Funds have adopted a plan under Rule 12b-1 under the Investment Company Act that allows it to pay distribution and other fees for the sale and distribution of its shares. Class A, Class B and Class C shares of each Acquired Fund and Class A, Class B and Class II shares of each Acquiring Fund are subject to the same respective distribution and account maintenance and service fees pursuant to the applicable plan under Rule 12b-1. The table below sets forth the distribution and account maintenance and service fees for each of these classes.

Stock Index Funds
Science & Technology Funds

                                                                              Account
   Acquired           Acquiring                                             Maintenance
   Fund Class         Fund Class             Distribution Fee             and Service Fee
   ----------         ----------             ----------------             ---------------
       A                   A                       0.10%                       0.25%
       B                   B                       0.75%                       0.25%
       C                  II                       0.75%                       0.25%

Aggressive Growth LifeStage Funds
Moderate Growth LifeStage Funds
Conservative Growth LifeStage Funds

                                                                              Account
   Acquired           Acquiring                                             Maintenance
   Fund Class         Fund Class             Distribution Fee             and Service Fee
   ----------         ----------             ----------------             ---------------
       A                   A                       0.10%                       None
       B                   B                       0.75%                       None
       C                  II                       0.75%                       None

   Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

 Shareholder Servicing Fees for Class I

   The Acquired Funds have entered into a Services Agreement (the "NAF Services Agreement") with AGAM for the provision of recordkeeping and shareholder services to retirement and employee benefit plans and the NAF Growth LifeStyle Funds, each of which invest in Institutional Class I shares of certain of the Acquired Funds. Under the NAF Services Agreement, as compensation for services rendered, AGAM receives a fee on Institutional Class I shares of each Acquired Fund, other than the NAF Growth LifeStyle Funds, equal to 0.25% of average net assets of such class. SACS will provide these services after the Reorganizations with respect to Class I shares of the Combined Funds for the same fee.

Other Service Agreements with Affiliates

   SAFS acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of each of the Acquiring Funds pursuant to the terms of a Service Agreement (the "SunAmerica Service Agreement"). Under the SunAmerica Service Agreement, as compensation for transfer agency services rendered, SAFS receives a fee from each Acquiring Fund, computed and payable monthly based upon an annual rate of 0.22% of average daily net assets of each Acquiring Fund with respect to Class A, Class B and Class II shares. Upon completion of the Reorganizations, SAFS will receive the same fee with respect to Class I shares of each Acquiring Fund. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services. In addition, pursuant to the Service Agreement, SAFS may receive reimbursement of its costs in providing shareholder services on behalf of the Acquiring Funds. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

Purchase, Exchange and Redemption of Shares

   The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Funds.

Purchase, Redemption and
   Exchange Features             Acquired Funds                Acquiring Funds
------------------------         --------------                ---------------
Minimum initial           .  non-retirement accounts:   .  non-retirement accounts:
 investment                 $1000                         $500
                          .  retirement accounts: $50   . retirement accounts: $250
                          .  automatic investment       .  dollar cost averaging:
                            programs: $50                 $500 to open

                          Class B shares are available
                          for purchases of $250,000 or
                          less. Class C shares are
                          available for purchases
                          under $1 million.
                          Institutional Class I shares
                          are available for purchases
                          of $1 million or more.

Minimum subsequent                                      .  non-retirement account:
 investments              $50                             $100
                                                        .  retirement account: $25
                                                        .  dollar cost averaging: at
                                                          least $25 per month

Initial Sales Charge (as  Class A: 5.75%                Class A: 5.75%
 a percentage of          Class B: None                 Class B: None
 offering price)          Class C: None                 Class II: 1.00%
                          Institutional Class I: None   Class I: None
                          Purchases over $1 million     Initial sales charge is
                          are sold without an initial   waived for certain investors
                          sales charge

Purchase, Redemption
and Exchange Features         Acquired Funds                Acquiring Funds
---------------------         --------------                ---------------
Deferred Sales Charge  Class A: Purchases of shares  Class A: Purchases of Class
                       worth $1 million or more      A shares of $1 million or
                       that are sold without an      more that are redeemed
                       initial sales charge and      within a certain period of
                       redeemed within 1 year are    time are subject to a CDSC
                       subject to a 1% CDSC at       (1% for redemptions within
                       redemption (b)                one year of purchase and
                                                     0.50% for redemptions after
                                                     the first year and within
                                                     the second year of purchase)
                                                     (b)

                       Class B: Shares redeemed      Class B: Shares redeemed
                       within 6 years are subject    within 6 years are subject
                       to a CDSC (a)(b)              to a CDSC (a)(b)

                                                     Class II: Shares redeemed
                       Class C: Shares redeemed      within 18 months after
                       within one year are subject   purchase are subject to a 1%
                       to a 1% CDSC (b)              CDSC (b)

                       Institutional Class I: None   Class I: None

Purchases                                            By mail (check), wire or
                       By mail (check), wire or      through a broker or
                       through broker-dealers        financial advisor

Redemption             Classes A, B and C: By mail,  Class A, B and II: By mail
                       wire (if a minimum of         (any amount), wire,
                       $1,000), telephone or         telephone (for amounts less
                       through broker-dealers        than $100,000) or through a
                                                     broker or financial advisor

                       Institutional Class I:        Class I: contact the
                       contact the financial         financial intermediary (or
                       intermediary (or other        other organization) from
                       organization) from whom       whom shares were purchased
                       shares were purchased

Conversion             Class B shares automatically  Class B shares automatically
                       convert into Class A shares   convert into Class A shares
                       eight years after purchase    approximately eight years
                                                     after purchase

Exchanges              Shares of an Acquired Fund    Shares of an Acquiring Fund
                       may be exchanged for shares   may be exchanged for shares
                       of the same class of any      of the same class of any
                       other Acquired Fund or other  other fund distributed by
                       series of North American      SACS
                       Funds

                       For Institutional Class I
                       shares, all or part of an
                       existing plan balance may be
                       exchanged from one
                       investment option to another
                       if permitted by an employer
                       retirement plan

(a) The CDSC of Class B shares of the Acquiring Funds is either the same as or less than the CDSC relating to Class B shares of the Acquired Funds. The table below sets forth the schedule of Class B CDSC for all Funds.

                           CDSC on shares being sold

                                                              Acquired Acquiring
Years after Purchase                                           Funds     Funds
--------------------                                          -------- ---------
1st year.....................................................   5.00%    5.00%
2nd year.....................................................   5.00%    4.00%
3rd year.....................................................   4.00%    3.00%
4th year.....................................................   3.00%    3.00%
5th year.....................................................   2.00%    2.00%
6th year.....................................................   1.00%    1.00%
7th year and thereafter......................................   None     None

(b) The CDSC schedules applicable to Class A, Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Future purchases of Class A, Class B or Class II Shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund. There is no CDSC on Combined Fund shares that are purchased through reinvestment of dividends. In the case of a partial redemption of Combined Fund shares, those shares in the shareholder's account that are not subject to a CDSC will be sold first. If there are not enough of these shares available, shares that have the lowest CDSC will be sold next.

 Dividend Distribution and Account Policies

   The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectuses, Acquiring Funds Prospectus, Acquired Funds Statement and Acquiring Funds Statement.

   Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. See "Purchase, Redemption and Pricing--Determination of Net Asset Value" in the Acquired Funds Statement and "Determination of Net Asset Value" in the Acquiring Funds Statement.

   Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value plus any applicable sales charges. When you sell shares of a Fund, you receive the net asset value minus any applicable CDSCs.

   Dividends. Each of the Funds declares and pays capital gains and income dividends, if any, annually. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes--Dividends and
Distributions" in the Acquiring Funds Statement.

   Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested (and such payment is more than $10 in the case of the Acquiring Funds), all dividends and distributions, if any, will be reinvested. Alternatively, in the case of the Acquiring Funds, dividends and distributions may be reinvested in any fund distributed by SACS. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes--Dividends and Distributions" in the Acquiring Funds Statement.

   Redemptions-in-kind. Each Acquired Fund reserves the right to pay redemption proceeds in whole or in part by a distribution "in kind" of securities held by the Acquired Fund, subject to the limitation that each Acquired Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Acquired Fund during any 90-day period for any one account. Each Acquiring Fund also may pay redemption proceeds by a distribution "in kind" of securities held by the Acquiring Fund, if it determines that it would be detrimental to the best interests of the remaining shareholders of the Acquiring Fund to make payment of redemption proceeds wholly or partly in cash. See "Purchase Redemption and Pricing--Redemption in Kind" in the Acquired Funds Statement and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Statement.

   Payment Following Redemption. Each Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. During periods of extreme volatility or market crisis, each Fund may temporarily suspend the right to redemption and may postpone the payment of proceeds, as allowed by the federal securities laws. See "Shareholder Account Information--Transaction Policies" and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively, and "Section II: Investing in the North American Funds" and "Purchase, Redemption and Pricing--Payment for the Shares Presented" in the Acquired Funds Prospectuses and Acquired Funds Statement, respectively.

   Programs that Reduce Sales Charges. Each of the Funds offers programs pursuant to which shareholders pay reduced sales charges. With respect to the Acquired Funds and the Acquiring Funds, these programs are only applicable to purchases of Class A shares. Under the Rights of Accumulation program, a shareholder pays the sales charge applicable to the shareholder's total account balance in all classes of shares. Under a Letter of Intent (or statement of intention), a shareholder agrees to invest a certain amount over 13 months and will pay the sales charge based on the shareholder's goal. In addition, the Acquiring Funds also offer reduced sales charges for group purchases, pursuant to which members of qualified groups may purchase Class A shares of an Acquiring Fund under the Rights of Accumulation program described above. The Acquiring Funds also offer a Combined Purchase Privilege, pursuant to which certain persons may qualify for sales charge reductions or elimination by combining purchases of Acquiring Fund shares into a single transaction. See "Section II: Investing in the North American Funds" in the Acquired Funds Prospectuses and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Statement for more information regarding these programs.

   Reinstatement Privileges. Each of the Funds offers a reinstatement privilege. In the case of the Acquired Funds, if a shareholder redeems Class A shares (under $1 million) and reinvests within 90 days, the shareholder will not have to pay a sales charge. If a shareholder redeems Class A shares over $1 million, or Class B or Class C shares and pays a CDSC and then reinvests within 90 days, the shareholder's account will be credited the amount of the CDSC. In the case of the Acquiring Funds, a shareholder may redeem shares of an Acquiring Fund and within one year after the sale invest some or all of the proceeds in the same share class of the same Acquiring Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after redeeming such shares. If a shareholder paid a CDSC on the redemption of his or her shares, the shareholder's account will be credited with the dollar amount of the CDSC at the time of redemption. See "Account Services" in the Acquired Funds Prospectus relating to Class A, Class B, and Class C shares and "Shareholder Account Information" in the Acquiring Funds Prospectus for more information regarding this privilege.

   Other Shareholder Services. Each of the Acquired Funds and Acquiring Funds offers other shareholder services which are similar, although not identical, such as automatic investment plans and systematic withdrawal plans. In addition, Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Acquiring Funds, which provides for benefits payable at death that relate to the amounts paid to purchase Acquiring Fund shares (and not subsequently redeemed prior to death) and to the value of Acquiring Fund shares held for the benefit of insured persons. Anchor National Life Insurance Company charges a premium for this coverage. For more information regarding these additional shareholder services, see "Account Services" in the Acquired Funds Prospectuses and "Shareholder Account Information" and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively.

   Small Accounts. The Acquired Funds require that you maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. The Acquiring Funds require that you maintain a minimum account balance of $500, or $250 for retirement plan accounts. If your account with an Acquiring Fund falls below the minimum requirement due to withdrawals, you may be asked to purchase more shares within 60 days. If you do not take action, the Acquiring Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account with an Acquiring Fund. Your account with an Acquiring Fund will not be closed if its drop in value is due to performance of the Acquiring Fund or the effects of sales charges.

Performance

 General

   The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance. Each Acquiring Fund has been recently created and has not yet commenced operations; consequently, it does not have an investment performance record. After the Reorganizations, each Combined Fund, as a successor to its respective Acquired Fund, will assume and publish the investment performance record of the relevant Acquired Fund.

   Average annual total return is determined separately for each Class in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 3-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:

  (a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;

  (b) All dividends and distributions are reinvested at net asset value; and

  (c) Complete redemption occurs at the end of the 1-, 3-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

                                Acquired Funds+

                                        Average Annual Total Returns
                                       (Periods Ended June 30, 2001)
                                 --------------------------------------------
                                                                        Year
                                  One    Three Five   Ten    Since       to
                                  Year   Years Years Years Inception    Date
                                 ------  ----- ----- ----- ----------  ------
NAF Stock Index Fund
  Class A....................... -20.26%  N/A   N/A   N/A    2.11% (1) -12.30%
  Class B....................... -20.20%  N/A   N/A   N/A    1.93% (1) -12.02%
  Class C.......................    N/A   N/A   N/A   N/A  -20.46% (2)  -8.11%
  Institutional Class I*........    N/A   N/A   N/A   N/A       N/A(1)    N/A
NAF Science & Technology Fund
  Class A....................... -51.69%  N/A   N/A   N/A  -47.67% (3) -29.98%
  Class B....................... -51.74%  N/A   N/A   N/A  -47.80% (3) -29.74%
  Class C.......................    N/A   N/A   N/A   N/A  -50.73% (4) -26.77%
  Institutional Class I......... -48.63%  N/A   N/A   N/A  -45.19% (3) -25.66%
NAF Aggressive Growth LifeStyle
 Fund
  Class A....................... -21.54%  N/A   N/A   N/A    4.30% (1) -15.72%
  Class B....................... -21.34%  N/A   N/A   N/A    5.02% (1) -15.30%
  Class C.......................    N/A   N/A   N/A   N/A  -17.41% (5) -11.75%
  Institutional Class I......... -16.62%  N/A   N/A   N/A    6.68% (1) -10.37%
NAF Moderate Growth LifeStyle
 Fund
  Class A....................... -14.23%  N/A   N/A   N/A    4.55% (1) -11.31%
  Class B....................... -13.94%  N/A   N/A   N/A    5.40% (1) -10.86%
  Class C.......................    N/A   N/A   N/A   N/A  -12.32% (4)  -7.19%
  Institutional Class I.........  -8.97%  N/A   N/A   N/A    6.95% (1)  -5.81%
NAF Conservative Growth
 LifeStyle Fund
  Class A.......................  -9.70%  N/A   N/A   N/A    4.61% (1)  -8.75%
  Class B.......................  -9.39%  N/A   N/A   N/A    5.40% (1)  -8.38%
  Class C.......................    N/A   N/A   N/A   N/A   -6.59% (6)  -4.71%
  Institutional Class I.........  -4.16%  N/A   N/A   N/A    6.96% (1)  -3.18%

--------
+ Each Acquiring Fund has been recently created and has not yet commenced operations; consequently, it does not have an investment performance record.
* No Institutional Class I performance is shown for the NAF Stock Index Fund, because no Institutional Class I shares are currently outstanding for this Fund.
(1) Since 11/2/98.
(2) Since 7/17/00.
(3) Since 3/1/00.
(4) Since 7/12/00.
(5) Since 8/10/00.
(6) Since 7/20/00.

   For the periods shown above, AGAM waived certain fees in respect of the NAF Stock Index Fund and NAF Science & Technology Fund. Absent such waivers, the returns shown above would be lower.

Shareholder Rights

   Shareholder rights are the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and to cast one vote per share, with fractional shares voting proportionately, on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Fund's investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

   The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund trustee/director.

Tax Information

   The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectus.

Portfolio Transactions

   The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. Each of the Funds' advisers, and Subadvisers, if any, may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer's commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided. For further discussion of these procedures, see "Portfolio Brokerage" in the Acquired Funds Statement and "Portfolio Transactions and Brokerage" in the Acquiring Funds Statement.

Portfolio Turnover

   None of the Funds has placed a limit on its portfolio turnover and portfolio changes are made when the Fund's investment adviser (or Subadviser) believes they are advisable, usually without reference to the length of time that a security has been held.

   The table below sets forth the portfolio turnover rates for the Acquired Funds for the fiscal year ended October 31, 2000. Each Acquiring Fund has been recently created and has not yet commenced operations; consequently, it does not have portfolio turnover figures. One of these portfolio turnover rates exceeds 100%. A 100% portfolio turnover rate would occur if all of the securities in the portfolio were replaced during the period. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance. Higher portfolio turnover may also result in an increased proportion of capital gains constituting short-term capital gains instead of long-term capital gains. If a Fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of a Fund for shareholders with taxable accounts.

                 NAF Science   NAF Aggressive    NAF Moderate   NAF Conservative
 NAF Stock Index & Technology Growth LifeStyle Growth LifeStyle Growth LifeStyle
      Fund           Fund           Fund             Fund             Fund
 --------------- ------------ ---------------- ---------------- ----------------
    2%               120%           53%              47%              45%

Additional Information

 Independent Auditors

   Currently PricewaterhouseCoopers LLP serves as the independent auditors of all of the Acquired Funds and Acquiring Funds. If the Reorganizations are completed, it is anticipated that PricewaterhouseCoopers LLP will continue to serve as the independent auditors of the Combined Funds. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036.

 Custodian

   State Street acts as the custodian of the assets of the Acquired Funds and Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodian of the Combined Funds. The principal business address of State Street is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

 Transfer Agent

   Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184, serves as the transfer agent with respect to each Acquired Fund. State Street, 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as the transfer agent with respect to each Acquiring Fund. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5972, an affiliate of State Street. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that State Street will serve as the transfer agent of the Combined Funds.

 Capital Stock

   Each Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class
I. Each Acquiring Fund is authorized to issue one hundred million (100,000,000) shares of common stock, par value $0.0001 per share, divided into four classes designated Class A, Class B, Class II and Class I. See "Shareholder Rights" above and "Capital Stock" in the Acquired Funds Statement and "Description of Shares" in the Acquiring Funds Statement for further discussion of the rights and preferences attributable to shares of each Acquired Fund and each Acquiring Fund, respectively. See "Summary--Fee Tables" above and "Section II: Fees and Expenses" (in the case of Class A, Class B and Class C shares) and "Section II:
Fees and Expenses of the North American Funds--Institutional Class I Shares" (in the case of Institutional Class I shares) in the Acquired Funds Prospectuses and "Fund Highlights--What are the Fund's Expenses?" in the Acquiring Funds Prospectus for further discussion on the expenses attributable to shares of the Acquired Funds and the Acquiring Funds, respectively. See "-- Terms of the Plans--Issuance and Distribution of Corresponding Shares" for a description of the classes of Corresponding Shares to be issued in the Reorganizations.

   North American Funds is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of North American Funds contains an express disclaimer of shareholder liability for acts or obligations of each Acquired Fund and provides for indemnification and reimbursement of expenses out of that Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Acquired Funds themselves would be unable to meet their obligations. Given the above limitations on shareholder personal liability and the nature of the Acquired Funds' assets and operations, the possibility that such Fund would be unable to meet its obligations is remote, and each of the Acquired Funds believes that the risk of a personal liability to shareholders is also therefore remote. SunAmerica Strategic Investment Series, Inc. is a corporation organized under Maryland law. In contrast to the laws governing Massachusetts business trusts as described above, there is no provision under Maryland law governing corporations providing for shareholder liability for obligations of a corporation.

 Shareholder Inquiries

   Shareholder inquiries with respect to the Acquired Funds may be addressed to each Acquired Fund at 286 Congress Street, Boston, Massachusetts 02210 or by calling toll free 1-800-872-8037. Shareholder inquiries with respect to the Acquiring Funds may be addressed to each Acquiring Fund at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204 or by calling toll free 1-800-858-8850.

                              THE REORGANIZATIONS

General

   Under each Plan, the applicable Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following consummation of the respective Reorganization.

   Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time and all other assets of such Acquired Fund as of such time.

   In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the applicable Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

   Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "--Terms of the Plans--Valuation of Assets and Liabilities" for information concerning the calculation of net asset value.

   Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

   If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the fourth calendar quarter of 2001. One Reorganization is not dependent on the consummation of any other Reorganization. If an Acquired Fund's shareholders do not approve the respective Reorganization, the NAF Board will consider other possible courses of action which may be in the best interests of shareholders.

Terms of the Plans

   The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, a form of which is attached hereto as Exhibit II.

 Valuation of Assets and Liabilities

   The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under

"Transaction Policies--Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Funds Prospectus and the Acquiring Funds Statement, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

 Issuance and Distribution of Corresponding Shares

   On the Closing Date (as defined in the Plans), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the applicable Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

 Expenses

   All costs of the Reorganizations will be borne by AIG or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

 Required Approvals

   The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals, including the receipt of an order from the Commission pursuant to Section 17(b) of the Investment Company Act. An application for such order has been filed with the Commission, however, there is no assurance that it will be received. In addition, the Declaration of Trust of North American Funds (as amended to date) requires approval of each Reorganization by the affirmative vote of the respective Acquired Fund's shareholders representing no less than a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

 Amendments and Conditions

   The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

 Termination, Postponement and Waivers

   Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by mutual agreement of the NAF Board and the SunAmerica Board;
(ii) by an

Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

   In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has substantially the same or similar investment objective and similar, though not identical, investment techniques. In addition, the NAF Board considered the following, among other things:

  . Terms and conditions of the Reorganizations.

  . The fact that the Acquiring Funds will assume substantially all the liabilities of the respective Acquired Funds.

  . The gross and net expense ratios of the Acquired Funds before the Reorganizations and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganizations.

  . The relative annual rates of advisory fees payable by the Acquired Funds and the Combined Funds.

  . The fact that the Reorganizations would not result in dilution of Acquired Fund shareholders' interests.

  . That fact that AGAM has agreed to waive fees or reimburse expenses for the NAF Stock Index Fund and the NAF Science & Technology Fund, but there is no assurance that the current fee waivers and expense reimbursements would continue after February 28, 2002.

  . The fact that SAAMCo has contractually agreed to waive fees or reimburse expenses for certain classes of shares of the SunAmerica Stock Index Fund and SunAmerica Science & Technology Fund.

  . The investment experience, expertise and resources of SAAMCo and other service providers to the Acquiring Funds in the areas of distribution, investment, and shareholder services.

  . The service and distribution resources available to the Acquiring Funds and compatibility of the Funds' service features available to shareholders.

  . The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

  . The fact that AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

  . The effect of the Reorganizations on Acquired Fund shareholders and the value of their interests.

  . Alternatives available to Acquired Fund shareholders, including the ability to redeem their shares.

   The NAF Board also identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations, including benefits to Acquired Fund Shareholders from becoming shareholders in the SunAmerica Mutual Funds complex. Because SunAmerica has broad distribution channels, it is possible that the asset base of each Combined Fund will increase over the long term, which would tend to result in lower overall operating expenses. Of course, there is no guarantee that such increases in the asset base would in fact occur. Another advantage to shareholders identified by the NAF Board with respect to each of the NAF Growth LifeStyle Funds is the immediate expected reduction in total combined annual expenses (as a percentage of net assets) that would be borne by shareholders of these Funds following the Reorganizations as a result of the relatively lower operating expenses of the SunAmerica Underlying Funds.

   The table below sets forth the total net assets of each of the Acquiring Funds and each of the Acquired Funds, in each case as of April 30, 2001, as well as the net assets of each of the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed on such date. Each of the Acquiring Funds is newly created and has not yet commenced operations. Accordingly, each of the Acquiring Funds had no assets as of such date.

                                Total Net Assets
                              as of April 30, 2001

NAF Stock Index Fund       SunAmerica Stock Index     Pro Forma Stock Index
 Class                     Fund                       Combined Fund
 A      $ 8,374,116          Class A        N/A         Class
 Class                       Class B        N/A         A      $ 8,374,116
 B      $24,812,313          Class II       N/A         Class
 Class                       Class I        N/A         B      $24,812,313
 C      $ 1,269,806            Total        N/A         Class
 Institutional                                          II     $ 1,269,806
  Class                                                 Class
 I      $         0                                     I      $         0
   Total$34,456,235                                       Total$34,456,235

NAF Science & Technology Fund
                           SunAmerica Science &       Pro Forma Science &
 Class                     Technology Fund            Technology Combined Fund
 A      $ 3,887,416          Class A        N/A         Class
 Class                       Class B        N/A         A      $ 3,887,416
 B      $13,463,381          Class II       N/A         Class
 Class                       Class I        N/A         B      $13,463,381
 C      $ 1,336,929            Total        N/A         Class
 Institutional                                          II     $ 1,336,929
  Class I                                               Class
        $   332,897                                     I      $   332,897
   Total$19,020,623                                       Total$19,020,623

NAF Aggressive Growth LifeStyle Fund
                           SunAmerica Aggressive      Pro Forma Aggressive
 Class                     Growth LifeStage Fund      Growth LifeStage
 A      $ 3,720,436          Class A        N/A       Combined Fund
 Class                       Class B        N/A         Class
 B      $14,011,636          Class II       N/A         A      $ 3,720,436
 Class                       Class I        N/A         Class
 C      $   181,147            Total        N/A         B      $14,011,636
 Institutional                                          Class
  Class I                                               II     $   181,147
        $ 5,322,847                                     Class
   Total$23,236,066                                     I      $ 5,322,847

NAF Moderate Growth LifeStyle Fund                        Total$23,236,066
                           SunAmerica Moderate Growth
                           LifeStage Fund             Pro Forma Moderate
 Class                                                Growth LifeStage
 A      $ 4,208,417          Class A        N/A       Combined Fund
 Class                       Class B        N/A         Class
 B      $13,585,890          Class II       N/A         A      $ 4,208,417
 Class                       Class I        N/A         Class
 C      $   599,878            Total        N/A         B      $13,585,890
 Institutional                                          Class
  Class I                                               II     $   599,878
        $ 7,553,467                                     Class
   Total$25,947,652                                     I      $ 7,553,467

NAF Conservative Growth LifeStyle Fund                    Total$25,947,652
                           SunAmerica Conservative
                           Growth LifeStage Fund      Pro Forma Conservative
 Class                                                Growth LifeStage
 A      $ 3,364,276          Class A        N/A       Combined Fund
 Class                       Class B        N/A         Class
 B      $10,098,087          Class II       N/A         A      $ 3,364,276
 Class                       Class I        N/A         Class
 C      $   536,973            Total        N/A         B      $10,098,087
 Institutional                                          Class
  Class I                                               II     $   536,973
        $ 5,112,079                                     Class
   Total$19,111,415                                     I      $ 5,112,079
                                                          Total$19,111,415

   The NAF Board also considered the fees and expenses applicable to the Acquiring Funds and the Acquired Funds, especially the fact that the fees and net expenses (total combined annual expenses, in the case of the Growth LifeStage Funds) applicable to Acquired Fund shareholders will not increase after the Reorganizations. This is because the fees and net expenses (total combined annual expenses, in the case of the Growth LifeStage Funds) of each Combined Fund are generally expected to be the same as those of the corresponding Acquired Fund, with the exception of the Growth LifeStage Combined Funds for which total combined annual expenses are expected to be lower than those of the corresponding Acquired Funds. To illustrate this, see the total and net operating expenses (total combined annual expenses, in the case of the Growth LifeStage Funds), as a percentage of net assets, for the Acquired Funds and the Acquiring Funds as of April 30, 2001, and the total and net operating expenses (total combined annual expenses, in the case of the Growth LifeStage Funds), as a percentage of net assets, for the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed as of such date, under "Fee Tables" above. In addition, because SunAmerica has broad distribution channels, it is also possible that the asset base for the Combined Funds will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such increases in asset base would in fact occur.

   In addition to the potential economies of scale which may be realized through combination of the Funds, the NAF Board also considered the advantage of eliminating the competition and duplication of effort inherent in marketing funds that have similar investment objectives.

   AGAM is contractually obligated to provide the fee reductions and expense reimbursements referenced in the "Fee Tables" above through February 28, 2002. If shareholders do not approve the Reorganizations, each Acquired Fund will continue with its current fee structure except that there is no assurance that AGAM would continue to provide such fee reductions and reimbursements to the NAF Stock Index Fund and NAF Science & Technology Fund past this date. If shareholders approve the Reorganizations, the respective Combined Funds' expense structure will apply. It should be noted that the Combined Fund expense waivers and fee reimbursements will continue indefinitely subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Directors. SunAmerica may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent Directors.

   Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the NAF Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the NAF Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolio of each of the Acquired Funds with those of the respective Acquiring Fund to facilitate a smooth transition upon consummation of the Reorganizations. Because the Acquired Funds and the Acquiring Funds have substantially the same or similar investment objectives and similar investment strategies, it is not anticipated that the securities held by an Acquired Fund will be sold in significant amounts in order to comply with the objectives and investment policies of the respective Acquiring Fund in connection with the applicable Reorganization. The Acquired Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. However, the disposition of assets by an Acquired Fund may result in the realization of taxable gains or losses by Acquired Fund shareholders.

   In approving the Reorganizations, the NAF Board, including all of the NAF Independent Trustees, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the

Acquired Fund outstanding as of the Valuation Time. Consequently, the NAF Board approved the Plans and directed that each Plan be submitted to the shareholders of each respective Acquired Fund for approval.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the respective Plan. Approval of the respective Plan by one Acquired Fund is not contingent upon the approval of the respective Plan by any other Acquired Fund.

   The SunAmerica Board has also approved the Plans on behalf of the Acquiring Funds.

Federal Income Tax Consequences of the Reorganizations

 General

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.

   As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling, counsel to the Acquiring Funds, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) each Acquired Fund and Acquiring Fund will be a "party to a reorganization" under Section 368(b) of the Code, (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by the Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for his or her shares in the Acquired Fund will include the period during which such shareholder held shares of the Acquired Fund (provided the Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in such Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganizations.

   An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and the Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

   Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the non-United States, state, local and other tax consequences of the Reorganizations.

 Status as a Regulated Investment Company

   The Acquired Funds have elected and qualified, and each Acquiring Fund intends to elect and to qualify, to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Acquiring Funds intend to continue to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization.

Capitalization

 The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund as of April 30, 2001, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date. As a newly created portfolio of SunAmerica Strategic Investment Series, Inc., each Acquiring Fund had no assets as of such date.

                                                                    SunAmerica Stock
                              NAF Stock Index Fund                     Index Fund*
                 ----------------------------------------------- -----------------------
                                                   Institutional Class Class Class Class
                  Class A     Class B    Class C     Class I**     A     B    II     I
                 ---------- ----------- ---------- ------------- ----- ----- ----- -----
Total Net
Assets.......... $8,374,116 $24,812,213 $1,269,806  $        0    N/A   N/A   N/A   N/A
Shares
Outstanding.....    758,061   2,254,865    116,080           0    N/A   N/A   N/A   N/A
Net Asset Value
Per Share....... $    11.05 $     11.00 $    10.94  $        0    N/A   N/A   N/A   N/A
                     Pro Forma Stock Index Combined Fund
                 --------------------------------------------
                  Class A     Class B    Class II   Class I
                 ---------- ----------- ---------- ----------
Total Net
Assets.......... $8,374,116 $24,812,313 $1,269,806 $        0
Shares
Outstanding.....    758,061   2,254,865    116,080 $        0
Net Asset Value
Per Share....... $    11.05 $     11.00 $    10.94 $        0

                                                                  SunAmerica Science &
                          NAF Science & Technology Fund             Technology Fund*
                 ----------------------------------------------- -----------------------
                                                   Institutional Class Class Class Class
                  Class A     Class B    Class C      Class I      A     B    II     I
                 ---------- ----------- ---------- ------------- ----- ----- ----- -----
Total Net
Assets.......... $3,887,416 $13,463,381 $1,336,929  $  332,897    N/A   N/A   N/A   N/A
Shares
Outstanding.....    779,767   2,726,669    277,392      66,676    N/A   N/A   N/A   N/A
Net Asset Value
Per Share....... $     4.99 $      4.94 $     4.82  $     4.99    N/A   N/A   N/A   N/A
                 Pro Forma Science & Technology Combined Fund
                 --------------------------------------------
                  Class A     Class B    Class II   Class I
                 ---------- ----------- ---------- ----------
Total Net
Assets.......... $3,887,416 $13,463,381 $1,336,929 $  332,897
Shares
Outstanding.....    779,767   2,726,669    277,392     66,676
Net Asset Value
Per Share....... $     4.99 $      4.94 $     4.82 $     4.99

                                                                  SunAmerica Aggressive
                      NAF Aggressive Growth LifeStyle Fund       Growth LifeStage Fund*
                 ----------------------------------------------- -----------------------
                                                   Institutional Class Class Class Class
                  Class A     Class B    Class C      Class I      A     B    II     I
                 ---------- ----------- ---------- ------------- ----- ----- ----- -----
Total Net
Assets.......... $3,720,436 $14,011,636 $  181,147  $5,322,847    N/A   N/A   N/A   N/A
Shares
Outstanding.....    408,408   1,535,560     19,700     583,083    N/A   N/A   N/A   N/A
Net Asset Value
Per Share....... $     9.11 $      9.12 $     9.20  $     9.13    N/A   N/A   N/A   N/A
                         Pro Forma Aggressive Growth
                           LifeStage Combined Fund
                 --------------------------------------------
                  Class A     Class B    Class II   Class I
                 ---------- ----------- ---------- ----------
Total Net
Assets.......... $3,720,436 $14,011,636 $  181,147 $5,322,847
Shares
Outstanding.....    408,408   1,535,560     19,700    583,083
Net Asset Value
Per Share....... $     9.11 $      9.12 $     9.20 $     9.13

                                                                   SunAmerica Moderate
                       NAF Moderate Growth LifeStyle Fund        Growth LifeStage Fund*
                 ----------------------------------------------- -----------------------
                                                   Institutional Class Class Class Class
                  Class A     Class B    Class C      Class I      A     B    II     I
                 ---------- ----------- ---------- ------------- ----- ----- ----- -----
Total Net
Assets.......... $4,208,417 $13,585,890 $  599,878  $7,553,467    N/A   N/A   N/A   N/A
Shares
Outstanding.....    433,247   1,395,980     61,564     778,229    N/A   N/A   N/A   N/A
Net Asset Value
Per Share....... $     9.71 $      9.73 $     9.74  $     9.71    N/A   N/A   N/A   N/A
                          Pro Forma Moderate Growth
                           LifeStage Combined Fund
                 --------------------------------------------
                  Class A     Class B    Class II   Class I
                 ---------- ----------- ---------- ----------
Total Net
Assets.......... $4,208,417 $13,585,890 $  599,878 $7,553,467
Shares
Outstanding.....    433,247   1,395,980     61,564    778,228
Net Asset Value
Per Share....... $     9.71 $      9.73 $     9.74 $     9.71

                             NAF Conservative Growth             SunAmerica Conservative
                                 LifeStyle Fund                  Growth LifeStage Fund*
                 ----------------------------------------------- -----------------------
                                                   Institutional Class Class Class Class
                  Class A     Class B    Class C      Class I      A     B    II     I
                 ---------- ----------- ---------- ------------- ----- ----- ----- -----
Total Net
Assets.......... $3,364,276 $10,098,087 $  536,973  $5,112,079    N/A   N/A   N/A   N/A
Shares
Outstanding.....    343,639   1,026,961     54,503     521,695    N/A   N/A   N/A   N/A
Net Asset Value
Per Share....... $     9.79 $      9.83 $     9.85  $     9.80    N/A   N/A   N/A   N/A
                        Pro Forma Conservative Growth
                           LifeStage Combined Fund
                 --------------------------------------------
                  Class A     Class B    Class II   Class I
                 ---------- ----------- ---------- ----------
Total Net
Assets.......... $3,364,276 $10,098,087 $  536,973 $5,112,079
Shares
Outstanding.....    343,639   1,026,961     54,503    521,695
Net Asset Value
Per Share....... $     9.79 $      9.83 $     9.85 $     9.80

----
*  The Acquiring Funds were not operating at April 30, 2001.
** No Institutional Class I information is shown for the NAF Stock Index Fund, because no Institutional Class I shares are currently outstanding for this Fund.

 The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the Valuation Time.

                                    GENERAL

                       INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

   The Meeting will be held on November 7, 2001, at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210, at 10:00 a.m., Eastern Time.

Solicitation, Revocation and Use of Proxies

   A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of North American Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

   All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the New Investment Advisory Agreement, the New Subadvisory Agreement (if applicable) and the respective Plan.

   It is not anticipated that any matters other than the approval of the New Agreements and approval of the respective Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

   Only holders of record of shares of the Acquired Funds at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.

                            Class A                     Class C    Institutional
                             Shares    Class B Shares    Shares    Class I Shares Total Shares
                          ------------ -------------- ------------ -------------- -------------
NAF Stock Index Fund....  778,685.5840 2,300,794.0960 161,239.1980       *        3,240,718.878
NAF Science & Technology
 Fund...................  840,421.7480 2,920,431.8510 301,700.2510  188,016.3800  4,250,570.23
NAF Aggressive Growth
 LifeStyle Fund.........  441,325.7930 1,604,250.2290  25,417.1820  662,162.3650  2,733,155.569
NAF Moderate Growth
 LifeStyle Fund.........  448,256.4350 1,533,948.4750  78,867.4020  936,911.9840  2,997,984.296
NAF Conservative Growth
 LifeStyle Fund.........  378,755.7150 1,058,299.3050  67,991.8390  565,739.0350  2,070,785.894

--------
* No Class I information is shown for the NAF Stock Index Fund, because no Class I shares are currently outstanding for this Fund.

Security Ownership of Certain Beneficial Owners and Management of the Funds

   To the knowledge of each Fund, as of August 31, 2001, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of such Fund:

                                                                                   Percentage of
                                                                                 Class of Shares of
                                                                                   Combined Fund
                                                              Percentage of          After the
                                                           Class of Shares and   Reorganization on
       Name of Fund       Name and Address of Shareholder   Type of Ownership    a Pro Forma Basis*
       ------------       -------------------------------  -------------------   ------------------
NAF Stock Index Fund....      VALIC Seed Account          26.60% of Class A,     26.60% of Class A
                              Attn: Greg Kingston         owned of record
                              2919 Allen Parkway
                              #L7-01
                              Houston, TX 77019-
                              2142

                              SSBT FBO IRA                12.91% of Class A,     12.91% of Class A
                              R/O Mary Ann Boettger       beneficially owned
                              505 Harold Street
                              Bay City, MI, 48708-
                              7560

                              Arlen J Deyoung &           14.92% of Class C,     14.92% of Class II
                              Eileen G Deyoung            owned of record
                              JT Ten
                              8656 Vinup Road
                              Lynden, WA 98264-9332

                              SSBT Cust. for the          5.90% of Class C,      5.90% of Class II
                              IRA                         beneficially owned
                              R/O Joan B Terry
                              1602 Northwind Court
                              Winter Springs, FL
                              32708-3879

                              SSBT                        5.10% of Class C,      5.10% of Class II
                              Cust. for the IRA           beneficially owned
                              R/O Isreal Grinberg
                              5315 Rutherglenn
                              Drive
                              Houston, TX 77096-
                              4139

NAF Science & Technology      SSBT                        7.12% of Class C,      7.12% of Class II
 Fund...................      Cust. for the IRA           beneficially owned
                              R/O Isreal Grinberg
                              5315 Rutherglenn
                              Drive
                              Houston, TX 77096-
                              4139

                              NFSC FEBO #0AG-002917       5.10% of Class C,      5.10% of Class II
                              Wesley McClain &            beneficially owned
                              Sheri McClain
                              1090 Maple Ridge
                              Court
                              Evans, GA 30809-5248

                              INVESCO TTEE FBO AG         53.54% of              53.54% of Class I
                              Employees Thrift &          Institutional Class I,
                              Incentive Plan              beneficially owned
                              #001248
                              PO Box 4054
                              Concord, CA 94524-
                              4054

                                                                                       Percentage of
                                                                                     Class of Shares of
                                                                                       Combined Fund
                                                                Percentage of            After the
                                                             Class of Shares and     Reorganization on
       Name of Fund      Name and Address of Shareholder      Type of Ownership      a Pro Forma Basis*
       ------------      -------------------------------     -------------------     ------------------
                             VALIC Seed Account          46.45% of Institutional     46.45% of Class I
                             Attn: Greg Kingston         Class I, owned of record
                             2919 Allen Parkway
                             #L7-01
                             Houston, TX 77019-
                             2142

NAF Aggressive Growth
 LifeStyle Fund.........     VALIC Seed Account          36.19% of Class A,          36.19% of Class A
                             Attn: Greg Kingston         owned of record
                             2919 Allen Parkway
                             #L7-01
                             Houston, TX 77019-
                             2142

                             SSBT Cust. IRA              5.45% of Class A,           5.45% of Class A
                             A/C Alyson Hardin           beneficially owned
                             511 Banyan Road
                             Starkville, MA 39759-
                             4348

                             VALIC Seed Account          8.61% of Class B,           8.61% of Class B
                             Attn: Greg Kingston         owned of record
                             2919 Allen Parkway
                             #L7-01
                             Houston, TX 77019-
                             2142

                             SSBT Cust. for the          11.31% of Class C,          11.31% of Class II
                             IRA                         beneficially owned
                             of Judith Trimble
                             205 Wayside Drive
                             Turlock, CA 95380-
                             3219

                             SSBT Cust. for the          9.24% of Class C,           9.24% of Class II
                             IRA                         beneficially owned
                             R/O of Richard Brown
                             160 Ogunquit Road
                             South Berwick, ME
                             03908-2140

                             SSBT Cust. for the          8.72% of Class C,           8.72% of Class II
                             IRA                         beneficially owned
                             R/O Hugh Wilson
                             455 Piney Point Drive
                             Sour Lake, TX 77659-
                             9246

                             VALIC Seed Account          49.34% of Institutional     49.34% of Class I
                             Attn: Greg Kingston         Class I, owned of record
                             2919 Allen Parkway
                             #L7-01
                             Houston, TX 77019-
                             2142

                             VALIC Trust Co.             5.54% of Institutional      5.54% of Class I
                             ad Cust. FBO                Class I, beneficially owned
                             City of Shreveport
                             Attn: Kathleen Janos
                             2929 Allen Parkway
                             #L3-00
                             Houston, TX 77019-
                             7100

                                                                                       Percentage of
                                                                                     Class of Shares of
                                                                                       Combined Fund
                                                                Percentage of            After the
                                                             Class of Shares and     Reorganization on
       Name of Fund      Name and Address of Shareholder      Type of Ownership      a Pro Forma Basis*
       ------------      -------------------------------     -------------------     ------------------
NAF Moderate Growth
 LifeStyle Fund.........     VALIC Seed Account          33.13% of Class A,          33.13% of Class A
                             Attn: Greg Kingston         owned of record
                             2919 Allen Parkway
                             #L7-01
                             Houston, TX 77019-
                             2142

                             SSBT IRA                    7.07% of Class A,           7.07% of Class A
                             R/O Michael Flynn           beneficially owned
                             6006 Wayne Avenue
                             Pentwater, MI 49449-
                             9514

                             VALIC Seed Account          8.52% of Class B,           8.52% of Class B
                             Attn: Greg Kingston         owned of record
                             2919 Allen Parkway
                             #L7-01
                             Houston, TX 77019-
                             2142

                             SSBT Cust. for the          19.62% of Class C,          19.62% of Class II
                             URA                         beneficially owned
                             R/O of Joseph
                             Clumpner
                             1006 Northbridge Lane
                             Chattanooga, TN
                             37405-4214

                             Cathy H. Cutchins           10.11% of Class C,          10.11% of Class II
                             202 Harkness Road           owned of record
                             Amherst, MA 01002-
                             9775

                             VALIC Seed Account          32.51% of Institutional     32.51% of Class I
                             Attn: Greg Kingston         Class I, owned of record
                             2919 Allen Parkway
                             #L7-01
                             Houston, TX 77019-
                             2142

                             VALIC Trust as Cust.        17.56% of Institutional     17.56% of Class I
                             FBO Vista Health            Class I, beneficially owned
                             Retirement Savings
                             Plan
                             Attn: Kathleen Janos
                             2929 Allen Parkway
                             #L3-00
                             Houston, TX 77019-
                             7100

                             VALIC Trust as Cust.        6.96% of Institutional      6.96% of Class I
                             FBO Denver Water            Class I, beneficially owned
                             Board Suppl Ret Avg
                             Pl.
                             Attn: Kathleen Janos
                             2929 Allen Parkway
                             #L3-00,
                             Houston, TX 77019-
                             7100

                                                                                       Percentage of
                                                                                     Class of Shares of
                                                                                       Combined Fund
                                                                Percentage of            After the
                                                             Class of Shares and     Reorganization on
       Name of Fund      Name and Address of Shareholder      Type of Ownership      a Pro Forma Basis*
       ------------      -------------------------------     -------------------     ------------------
                             VALIC Trust Co.             6.20% of Institutional      6.20% of Class I
                             ad Cust. FBO                Class I, beneficially owned
                             City of Shreveport
                             Attn: Kathleen Janos
                             2929 Allen Parkway
                             #L3-00
                             Houston, TX 77019-
                             7100

NAF Conservative Growth
 LifeStyle Fund.........     VALIC Seed Account          38.80% of Class A,          38.80% of Class A
                             Attn: Greg Kingston         owned of record
                             2919 Allen Parkway
                             #L7-01
                             Houston, TX 77019-
                             2142

                             Katherine A Kirby TOD       7.70% of Class A,           7.70% of Class A
                             as per will,                owned of record
                             302 E 8th Street
                             El Paso, IL 61738-
                             1281

                             VALIC Seed Account          12.16% of Class B,          12.16% of Class B
                             Attn: Greg Kingston         owned of record
                             2919 Allen Parkway
                             #L7-01
                             Houston, TX 77019-
                             2142

                             Cathy H. Cutchins           11.62% of Class C,          11.62% of Class II
                             202 Harkness Road           owned of record
                             Amherst, MA 01002-
                             9775

                             SSBT Cust. For the          8.54% of Class C,           8.54% of Class II
                             IRA                         beneficially owned
                             R/O Barbara Laska
                             Barbara H Laska
                             410 Lexington Riddle
                             Village
                             Media, PA 19063-6022

                             SSBT Cust. for the          7.94% of Class C,           7.94% of Class II
                             IRA                         beneficially owned
                             R/O Yuly Vega
                             1803 Edmondson Avenue
                             Catonsville, MD
                             21228-4350

                             Carol Fosco                 6.36% of Class C,           6.36% of Class II
                             1562 Fitchville             owned of record
                             Avenue
                             San Jose, CA 95126-
                             4218

                             NFSC FEBO # 0AG-            5.65% of Class C,           5.65% of Class II
                             021199                      beneficially owned
                             Charles Kasal & Grace
                             Kasal
                             900 N Johnson
                             Turlock, CA 95380-
                             3514

                                                                                     Percentage of
                                                                                  Class of Shares of
                                                            Percentage of         Combined Fund After
                                                         Class of Shares and     the Reorganization on
       Name of Fund  Name and Address of Shareholder      Type of Ownership       a Pro Forma Basis*
       ------------  -------------------------------     -------------------     ---------------------
                         SSBT Cust. for the          5.53% of Class C,             5.53% of Class II
                         IRA of Richard              beneficially owned
                         Keethers
                         1726 Woodcrest Drive
                         Saint Anne, IL 60964-
                         4493

                         Betty Roach                 5.28% of Class C,             5.28% of Class II
                         1309 Vernal Drive           owned of record
                         San Jose, CA 95130-
                         1262

                         VALIC Seed Account          52.90% of Institutional       52.90% of Class I
                         Attn: Greg Kingston         Class I, owned of record
                         2919 Allen Parkway
                         #L7-01
                         Houston, TX 77019-
                         2142

                         VALIC Trust Co. ad          11.54% of Institutional       11.54% of Class I
                         Cust. FBO City of           Class I, beneficially owned
                         Shreveport Attn:
                         Kathleen Janos
                         2929 Allen Parkway
                         #L3-00
                         Houston, TX 77019-
                         7100

                         VALIC Trust Co. ad          11.00% of Institutional       11.00% of Class I
                         Cust. FBO City of           Class I, beneficially owned
                         Shreveport Attn:
                         Kathleen Janos
                         2929 Allen Parkway
                         #L3-00
                         Houston, TX 77019-
                         7100

                         VALIC Trust as Cust.        5.28% of Institutional        5.28% of Class I
                         FBO RC Def. Comp.           Class I, beneficially owned
                         Plan
                         Attn: Kathleen Janos
                         2929 Allen Parkway
                         #L3-00
                         Houston, TX 77019-
                         7100

--------
* Assuming that the value of the shareholder's interest in the Fund on the date of consummation of the applicable Reorganization was the same as on August 31, 2001.

   In addition, each of the Acquiring Funds is newly created and will initially be wholly owned by SAAMCo as the initial seed investor.

   At August 31, 2001, the directors and officers of North American Funds as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of North American Funds.

   At August 31, 2001, the directors and officers of SunAmerica Strategic Investment Series, Inc. as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of SunAmerica Strategic Investment Series, Inc.

Voting Rights and Required Vote

   Each share of an Acquired Fund is entitled to one vote with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve the New Investment Advisory Agreement and approval with respect to one Acquired Fund is not dependent on approval with respect to any other Acquired Fund. Shareholders of each applicable Acquired Fund also vote separately on whether to approve the New Subadvisory Agreement, and approval with respect to one Acquired Fund is not dependent on approval with respect to any other Acquired Fund. Approval of the Plan with respect to one Acquired Fund is not dependent on approval of the Plan with respect to any other Acquired Fund. Approval of the New Agreements and each Plan with respect to an Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

   Broker/dealer firms holding shares of any of the Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker/dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans. Each of the Acquired Funds will include shares held of record by broker/dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker nonvotes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker nonvotes (if applicable) will have the same effect as a vote against approval of the New Investment Advisory Agreement, New Subadvisory Agreement or the applicable Plan, as the case may be.

   A quorum for each Acquired Fund for purposes of the Meeting consists of thirty percent of the shares of such Acquired Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the New Agreements or of the applicable Plan are not received from the shareholders of the applicable respective Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. An affirmative vote of less than thirty percent of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the session of the Meeting will suffice for any such adjournment. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

   The votes of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

                             ADDITIONAL INFORMATION

   The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by AIG or an affiliate thereof. Such expenses are currently estimated to be approximately $250,000 in the aggregate.

   AIG or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain officers or employees that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

   In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. North American Funds has retained Georgeson Shareholder, 17 State Street, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed $4,000, plus out-of-pocket expenses. The cost of soliciting proxies will be borne by AIG or an affiliate thereof.

   This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which North American Funds and SunAmerica Strategic Investment Series, Inc. have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

   The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by North American Funds on behalf of the Acquired Funds or SunAmerica Strategic Investment Series, Inc. on behalf of the Acquiring Funds) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Funds.

                               LEGAL PROCEEDINGS

   There are no material legal proceedings to which any of the Funds is a party.

                                 LEGAL OPINIONS

   Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Funds by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for the Acquiring Funds.

                                    EXPERTS

   The financial highlights of the Acquired Funds incorporated by reference into this Proxy Statement and Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036.

                             SHAREHOLDER PROPOSALS

   A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Board of Trustees of North American Funds relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If proposal Nos. 2(a)-(e) are approved at the Meeting, there will likely not be any future shareholders meetings of the Acquired Funds.

                                          By Order of the Board of Trustees of
                                          North American Funds

                                          /s/ John I. Fitzgerald
                                          John I. Fitzgerald
                                          Secretary, North American Funds

                                                                      EXHIBIT IA

                         INVESTMENT ADVISORY AGREEMENT

   INVESTMENT ADVISORY AGREEMENT made as of this    day of       , 2001,
between NORTH AMERICAN FUNDS, a Massachusetts business trust (the "Trust"), and AMERICAN GENERAL ASSET MANAGEMENT CORP., a Delaware corporation (the "Adviser"). In consideration of the mutual covenants contained herein, the parties agree as follows:

1. APPOINTMENT OF ADVISER

   The Trust hereby appoints the Adviser, subject to the supervision of the Trustees of the Trust and the terms of this Agreement, as the investment adviser for each of the portfolios of the Trust specified in Appendix A to this Agreement (the "Funds"). The Adviser accepts such appointment and agrees to render the services and to assume the obligations set forth in this Agreement commencing on its effective date. The Adviser will be an independent contractor and will have no authority to act for or represent the Trust in any way or otherwise be deemed an agent unless expressly authorized in this Agreement or another writing by the Trust and Adviser.

2. DUTIES OF THE ADVISER

     a. Subject to the general supervision of the Trustees of the Trust and the terms of this Agreement, the Adviser will at its own expense select, contract with, and compensate investment subadvisers ("Subadvisers") to manage the investments and determine the composition of the assets of the Funds; provided, that any contract with a Subadviser (the "Subadvisory Agreement") shall be in compliance with and approved as required by the Investment Company Act of 1940, as amended ("Investment Company Act"). Subject always to the direction and control of the Trustees of the Trust, the Adviser will monitor compliance of each Subadviser with the investment objectives and related investment policies, as set forth in the Trust's registration statement as filed with the Securities and Exchange Commission, of any Fund or Funds under the management of such Subadviser, and review and report to the Trustees of the Trust on the performance of such Subadviser.

     b. The Adviser will oversee the administration of all aspects of the Trust's business and affairs and in that connection will furnish to the Trust the following services:

     (1) Office and Other Facilities. The Adviser shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties hereto from time to time and such other office facilities, utilities and office equipment as are necessary for the Trust's operations.

     (2) Trustees and Officers. The Adviser agrees to permit individuals who are directors, officers or employees of the Adviser to serve (if duly elected or appointed) as Trustees or President, Vice President, Treasurer or Secretary of the Trust, without remuneration from or other cost to the Trust.

     (3) Other Personnel. The Adviser shall furnish to the Trust, at the Trust's expense, any other personnel necessary for the operations of the Trust.

     (4) Financial, Accounting, and Administrative Services. The Adviser shall maintain the existence and records of the Trust; maintain the registrations and qualifications of Trust shares under federal and state law; and perform all administrative, financial, accounting, bookkeeping and recordkeeping functions of the Trust except for any such functions that may be performed by a third party pursuant to a custodian, transfer agency or service agreement executed by the Trust. The Trust shall reimburse the Adviser for its expenses associated with all such services, including the compensation and related personnel expenses and expenses of office space, office equipment, utilities and miscellaneous office expenses, except any such expenses directly attributable to officers or employees of the Adviser who are serving as President, Vice President, Treasurer or Secretary of the Trust. The Adviser shall determine the expenses to be reimbursed by the Trust pursuant to expense allocation procedures established by the Adviser in accordance with generally accepted accounting principles.

     (5) Liaisons with Agents. The Adviser, at its own expense, shall maintain liaison with the various agents and other persons employed by the Trust (including the Trust's transfer agent, custodian, independent accountants and legal counsel) and assist in the coordination of their activities on behalf of the Trust. Fees and expenses of such agents and other persons will be paid by the Trust.

     (6) Reports to Trust. The Adviser shall furnish to or place at the disposal of the Trust such information, reports, valuations, analyses and opinions as the Trust may, at any time or from time to time, reasonably request or as the Adviser may deem helpful to the Trust, provided that the expenses associated with any such materials furnished by the Adviser at the request of the Trust shall be borne by the Trust.

     (7) Reports and Other Communications to Trust Shareholders. The Adviser shall assist the Trust in developing (but not pay for) all general shareholder communications including regular shareholder reports.

3. EXPENSES ASSUMED BY THE TRUST

   In addition to paying the advisory fee provided for in Section 4, the Trust will pay all expenses of its organization, operations and business not specifically assumed or agreed to be paid by the Adviser as provided in this Agreement, by a Subadviser as provided in a Subadvisory Agreement, or by the Distributor as provided in the Distribution Agreement. Without limiting the generality of the foregoing, the Trust, in addition to certain expenses described in Section 2 above, shall pay or arrange for the payment of the following:

     a. Custody and Accounting Services. All expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust's cash, securities, and other property, including all charges of depositories, custodians and other agents, if any;

     b. Shareholder Servicing. All expenses of maintaining and servicing shareholder accounts, including all charges of the Trust's transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents, if any;

     c. Shareholder Communications. All expenses of preparing, setting in type, printing, and distributing reports and other communications to shareholders;

     d. Shareholder Meetings. All expenses incidental to holding meetings of Trust shareholders, including the printing of notices and proxy material, and proxy solicitation therefor;

     e. Prospectuses. All expenses of preparing, setting in type, and printing of annual or more frequent revisions of the Trust's prospectus and statement of additional information and any supplements thereto and of mailing them to shareholders;

     f. Pricing. All expenses of computing the net asset value per share for each of the Funds, including the cost of any equipment or services used for obtaining price quotations and valuing its investment portfolio;

     g. Communication Equipment. All charges for equipment or services used for communication between the Adviser or the Trust and the custodian, transfer agent or any other agent selected by the Trust;

     h. Legal and Accounting Fees and Expenses. All charges for services and expenses of the Trust's legal counsel and independent auditors;

     i. Trustees and Officers. Except as expressly provided otherwise in paragraph 2.b.(2), all compensation of Trustees and officers, all expenses incurred in connection with the service of Trustees and officers, and all expenses of meetings of the Trustees and Committees of Trustees;

     j. Federal Registration Fees. All fees and expenses of registering and maintaining the registration of the Trust under the Investment Company Act and the registration of the Trust's shares under the Securities Act of 1933, as amended (the "1933 Act"), including all fees and expenses incurred in connection with the preparation, setting in type, printing and filing of any registration statement and prospectus under the 1933 Act or the Investment Company Act, and any amendments or supplements that may be made from time to time;

     k. State Registration Fees. All fees and expenses of qualifying and maintaining qualification of the Trust and of the Trust's shares for sale under securities laws of various states or jurisdictions, and of registration and qualification of the Trust under all other laws applicable to the Trust or its business activities (including registering the Trust as a broker-dealer, or any officer of the Trust or any person as agent or salesman of the Trust in any state);

     l. Issue and Redemption of Trust Shares. All expenses incurred in connection with the issue, redemption, and transfer of Trust shares, including the expense of confirming all share transactions, and of preparing and transmitting certificates for shares of beneficial interest in the Trust;

     m. Bonding and Insurance. All expenses of bond, liability and other insurance coverage required by law or regulation or deemed advisable by the Trust's Trustees including, without limitation, such bond, liability and other insurance expense that may from time to time be allocated to the Trust in a manner approved by its Trustees;

     n. Brokerage Commissions. All brokers' commissions and other charges incident to the purchase, sale, or lending of the Trust's portfolio securities;

     o. Taxes. All taxes or governmental fees payable by or with respect to the Trust to federal, state, or other governmental agencies, domestic or foreign, including stamp or other transfer taxes, and all expenses incurred in the preparation of tax returns;

     p. Trade Association Fees. All fees, dues, and other expenses incurred in connection with the Trust's membership in any trade association or other investment organization; and

     q. Nonrecurring and Extraordinary Expenses. Such nonrecurring expenses as may arise, including the costs of actions, suits, or proceedings to which the Trust is, or is threatened to be made, a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its Trustees, officers, agents and shareholders.

4. COMPENSATION OF ADVISER

   The Adviser will pay the Subadviser with respect to each Fund the compensation specified in Appendix A to this Agreement (the "Compensation").

5. NON-EXCLUSIVITY

   The services of the Adviser to the Trust are not to be deemed to be exclusive, and the Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that the directors, officers, and employees of the Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors, trustees or employees of any other firm or corporation, including other investment companies.

6. SUPPLEMENTAL ARRANGEMENTS

   The Adviser may enter into arrangements with other persons affiliated with the Adviser to better enable it to fulfill its obligations under this Agreement for the provision of certain personnel and facilities to the Adviser.

7. CONFLICTS OF INTEREST

   It is understood that Trustees, officers, agents and shareholders of the Trust are or may be interested in the Adviser as directors, officers, stockholders, or otherwise; that directors, officers, agents and stockholders of the Adviser are or may be interested in the Trust as Trustees, officers, shareholders or otherwise; that the Adviser may be interested in the Trust; and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in the Agreement and Declaration of Trust of the Trust and the Articles of Incorporation of the Adviser, respectively, or by specific provision of applicable law.

8. REGULATION

   The Adviser shall submit to all regulatory and administrative bodies having jurisdiction over the services provided pursuant to this Agreement any information, reports or other material which any such body by reason of this Agreement may request or require pursuant to applicable laws and regulations. The Adviser will comply in all material respects with Rule 17j-1 under the Investment Company Act.

9. DURATION AND TERMINATION OF AGREEMENT

   Unless sooner terminated, this Agreement will continue in effect for a period more than two years from the date of its execution only so long as such continuance is specifically approved at least annually either by the Trustees of the Trust or by a majority of the outstanding voting securities of each of the Portfolios, provided that in either event such continuance shall also be approved by the vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the Investment Company Act) of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval.

   This Agreement may be terminated at any time, without the payment of any penalty, by the Trustees of the Trust, by the vote of a majority of the outstanding voting securities of the Trust, or with respect to any Fund by the vote of a majority of the outstanding voting securities of such Fund, on sixty days' written notice to the Adviser, or by the Adviser on sixty days' written notice to the Trust. This Agreement will automatically terminate, without the payment of any penalty, in the event of its assignment (as defined in the Investment Company Act).

10. PROVISION OF CERTAIN INFORMATION BY ADVISER

   The Adviser will promptly notify the Trust in writing of the occurrence of any of the following events:

     a. the Adviser fails to be registered as an investment adviser under the Investment Advisers Act or under the laws of any jurisdiction in which the Adviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement;

     b. the Adviser is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Trust; and

     c. the chief executive officer or controlling stockholder of the Adviser or the portfolio manager of any Fund changes.

11. AMENDMENTS TO THE AGREEMENT

   This Agreement may be amended by the parties only if such amendment is specifically approved by the vote of a majority of the outstanding voting securities of each of the Funds affected by the amendment and by the vote of a majority of the Trustees of the Trust who are not interested persons of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval shall be effective with respect to any Fund if a majority of the outstanding voting securities of the series of shares of that Fund vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the amendment or (b) all the Funds of the Trust.

12. ENTIRE AGREEMENT

   This Agreement contains the entire understanding and agreement of the parties.

13. HEADINGS

   The headings in the sections of this Agreement are inserted for convenience of reference only and shall not constitute a part hereof.

14. NOTICES

   All notices required to be given pursuant to this Agreement shall be delivered or mailed to the last known business address of the Trust or Adviser in person or by registered mail or a private mail or delivery service providing the sender with notice of receipt. Notice shall be deemed given on the date delivered or mailed in accordance with this section.

15. SEVERABILITY

   Should any portion of this Agreement for any reason be held to be void in law or in equity, the Agreement shall be construed, insofar as is possible, as if such portion had never been contained herein.

16. GOVERNING LAW

   The provisions of this Agreement shall be construed and interpreted in accordance with the laws of The Commonwealth of Massachusetts, or any of the applicable provisions of the Investment Company Act. To the extent that the laws of The Commonwealth of Massachusetts, or any of the provisions in this Agreement, conflict with applicable provisions of the Investment Company Act, the latter shall control.

17. LIMITATION OF LIABILITY

   The Declaration of Trust establishing the Trust, dated September 29, 1988, as amended and restated February 18, 1994, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of The Commonwealth of Massachusetts, provides that the name "North American Funds" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property, for the satisfaction of any obligation or claim, in connection with the affairs of the Trust or any Fund thereof, but only the assets belonging to the Trust, or to the particular Fund with which the obligee or claimant dealt, shall be liable.

   IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed under seal by their duly authorized officers as of the date first mentioned above.

                                          North American Funds

                                          By: _________________________________

                                          American General Asset Management
                                           Corp.

                                          By: _________________________________

                                                                      EXHIBIT IB
                              NORTH AMERICAN FUNDS

                             SUBADVISORY AGREEMENT

   AGREEMENT made as of       , 2001, between AMERICAN GENERAL ASSET MANAGEMENT
CORP., a Delaware corporation (the "Adviser"), AND AMERICAN GENERAL INVESTMENT MANAGEMENT L.P. (or an affiliate), a Delaware limited partnership (the "Subadviser"). In consideration of the mutual covenants contained herein, the parties agree as follows:

1. APPOINTMENT OF SUBADVISER

   The Subadviser undertakes to act as investment subadviser to, and, subject to the supervision of the Trustees of North American Funds (the "Trust") and the terms of this Agreement, to manage the investment and reinvestment of the assets of the series of the Trust specified in Appendix A to this Agreement as it shall be amended by the Adviser and the Subadviser from time to time (the "Funds"). The Subadviser will be an independent contractor and will have no authority to act for or represent the Trust or Adviser in any way except as expressly authorized in this Agreement or another writing by the Trust and Adviser.

2. SERVICES TO BE RENDERED BY THE SUBADVISER TO THE TRUST

     a. Subject always to the direction and control of the Trustees of the Trust, the Subadviser will manage the investments and determine the composition of the assets of the Funds in accordance with the Funds' registration statement, as amended. In fulfilling its obligations to manage the investments and reinvestments of the assets of the Funds, the Subadviser will:

       i. obtain and evaluate pertinent economic, statistical, financial and other information affecting the economy generally and individual companies or industries the securities of which are included in the Funds or are under consideration for inclusion in the Funds;

       ii. formulate and implement a continuous investment program for each Fund consistent with the investment objectives and related investment policies for each such Fund as described in the Trust's registration statement, as amended;

       iii. take whatever steps are necessary to implement these investment programs by the purchase and sale of securities including the placing of orders for such purchases and sales;

       iv. regularly report to the Trustees of the Trust with respect to the implementation of these investment programs;

       v. provide assistance to the Trust's Custodian regarding the fair value of securities held by the Funds for which market quotations are not readily available for purposes of enabling the Trust's Custodian to calculate net asset value; and

       vi. vote proxies in accordance with the Proxy Voting Policy of the Trust.

     b. The Subadviser, at its expense, will furnish (i) all necessary investment and management facilities, including salaries of personnel required for it to execute its duties faithfully, and (ii) administrative facilities, including bookkeeping, clerical personnel and equipment necessary for the efficient conduct of the investment affairs of the Funds (excluding determination of net asset value and shareholder accounting services).

     c. The Subadviser will select brokers and dealers to effect all transactions subject to the following conditions: The Subadviser will place all orders with brokers, dealers, or issuers, and will negotiate brokerage commissions if applicable. The Subadviser is directed at all times to seek to execute brokerage transactions for the Funds in accordance with such policies or practices as may be established by the Trustees and described in the Trust's registration statement as amended. The Subadviser may pay a broker-dealer which provides research and brokerage services a higher spread or commission for a particular transaction than otherwise might have been charged by another broker-dealer, if the Subadviser determines that the higher spread or commission is reasonable in relation to the value of the brokerage and research services that such broker-dealer provides, viewed in terms of either the particular transaction or the Subadviser's overall responsibilities with respect to accounts managed by the Subadviser. The Subadviser may use for the benefit of the Subadviser's other clients, or make available to companies affiliated with the Subadviser or to its directors for the benefit of its clients, any such brokerage and research services that the Subadviser obtains from brokers or dealers.

     d. On occasions when the Subadviser deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Subadviser, the Subadviser to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be purchased or sold to attempt to obtain a more favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Subadviser in the manner the Subadviser considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to its other clients.

     e. The Subadviser will maintain all accounts, books and records with respect to the Funds as are required of an investment adviser of a registered investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act") and Investment Advisers Act of 1940, as amended (the "Investment Advisers Act") and the rules thereunder.

     f. The Subadviser agrees to observe and comply with Rule 17j-1 under the Investment Company Act and its Code of Ethics (which shall comply in all material respects with Rule 17j-1, as the same may be amended from time to time). On a quarterly basis, the Subadviser will either (i) certify to the Adviser that the Subadviser and its Access Persons have complied with the Subadviser's Code of Ethics with respect to the Fund or (ii) identify any material violations which have occurred with respect to the Fund. In addition, the Subadviser will report at least annually to the Adviser concerning any other violations of the Subadviser's Code of Ethics which required significant remedial action and which were not previously reported.

3. COMPENSATION OF SUBADVISER

   The Adviser will pay the Subadviser with respect to each Fund the compensation specified in Appendix A to this Agreement.

   During the term of this Agreement, the following conditions apply:

     a. The fee shall be held in an interest-bearing escrow account with State Street Bank and Trust Company;

     b. If a majority of a Covered Fund's outstanding voting securities approve a new investment sub-advisory agreement (the "New Sub-Advisory Agreement") with the SUB-ADVISER within 150 days after the date hereof, the amount in the escrow account (including interest earned thereon) with respect to such Covered Fund shall be paid to the SUB-ADVISER; and

     c. If a majority of a Covered Fund's outstanding voting securities do not approve a New Sub-Advisory Agreement with the SUB-ADVISER within such 150-day period, the SUB-ADVISER shall be paid from the escrow account, the lesser of an amount equal to

       (i) any costs incurred in performing this Agreement (plus interest earned on that amount in the escrow account); or

       (ii) the total amount in the escrow account (plus interest earned thereon).

4. LIABILITY OF SUBADVISER

   Neither the Subadviser nor any of its employees shall be liable to the Adviser or Trust for any loss suffered by the Adviser or Trust resulting from any error of judgment made in the good faith exercise of the Subadviser's investment discretion in connection with selecting Fund investments except for losses resulting from willful misfeasance, bad faith or gross negligence of, or from reckless disregard of, the duties of the Subadviser or any of its partners or employees; and neither the Subadviser nor any of its employees shall be liable to the Adviser or Trust for any loss suffered by the Adviser or Trust resulting from any other matters to which this Agreement relates (i.e., those other matters specified in Sections 2 and 8 of this Agreement), except for losses resulting from willful misfeasance, bad faith, or gross negligence in the performance of, or from disregard of, the duties of the Subadviser or any of its partners or employees.

5. SUPPLEMENTAL ARRANGEMENTS

   The Subadviser may enter into arrangements with other persons affiliated with the Subadviser to better enable it to fulfill its obligations under this Agreement for the provision of certain personnel and facilities to the Subadviser.

6. CONFLICTS OF INTEREST

   It is understood that trustees, officers, agents and shareholders of the Trust are or may be interested in the Subadviser as trustees, officers, partners or otherwise; that directors, officers, agents and partners of the Subadviser are or may be interested in the Trust as trustees, officers, shareholders or otherwise; that the Subadviser may be interested in the Trust; and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in the Agreement and Declaration of Trust of the Trust and the Certificate of Incorporation of the Subadviser, respectively, or by specific provision of applicable law.

7. REGULATION

   The Subadviser shall submit to all regulatory and administrative bodies having jurisdiction over the services provided pursuant to this Agreement any information, reports or other material which any such body by reason of this Agreement may request or require pursuant to applicable laws and regulations.

8. DURATION AND TERMINATION OF AGREEMENT

   Unless sooner terminated, this Agreement will continue in effect for a period more than two years from the date of its execution only so long as such continuance is specifically approved at least annually either by the Trustees of the Trust or by a majority of the outstanding voting securities of each of the Portfolios, provided that in either event such continuance shall also be approved by the vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the Investment Company Act) of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval.

   This Agreement may be terminated at any time, without the payment of any penalty, by the Trustees of the Trust, by the vote of a majority of the outstanding voting securities of the Trust, or with respect to any Portfolio by the vote of a majority of the outstanding voting securities of such Portfolio, on sixty days' written notice to the Adviser and the Subadviser, or by the Adviser or Subadviser on sixty days' written notice to the Trust and the other party. This Agreement will automatically terminate, without the payment of any penalty, in the event of its assignment (as defined in the Investment Company
Act) or in the event the Advisory Agreement between the Adviser and the Trust terminates for any reason; provided that the termination of the Interim Investment Advisory Agreement between the Trust and the Adviser pursuant to Rule 15a-4 under the Investment Company Act upon shareholder approval of a definitive Investment Advisory Agreement with respect to a Portfolio shall not result in the termination of this Agreement as to such Portfolio.

9. PROVISION OF CERTAIN INFORMATION BY SUBADVISER

   The Subadviser will promptly notify the Adviser in writing of the occurrence of any of the following events:

     a. the Subadviser fails to be registered as an investment adviser under the Investment Advisers Act or under the laws of any jurisdiction in which the Subadviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement;

     b. the Subadviser is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Trust; and

     c. any change in actual control or management of the Subadviser or the portfolio manager of any Fund.

10. PROVISION OF CERTAIN INFORMATION BY THE ADVISER

   The Adviser shall furnish the Subadviser with copies of the Trust's Prospectus and Statement of Additional Information, and any reports made by the Trust to its shareholders, as soon as practicable after such documents become available. The Adviser shall furnish the Subadviser with any further documents, materials or information that the Subadviser may reasonably request to enable it to perform its duties pursuant to this Agreement.

11. SERVICES TO OTHER CLIENTS

   The Adviser understand, and has advised the Trust's Board of Trustees, that the Subadviser now acts, or may in the future act, as an investment adviser to fiduciary and other managed accounts and as investment adviser or subadviser to other investment companies. Further, the Adviser understands, and has advised the Trust's Board of Trustees that the Subadviser and its affiliates may give advice and take action for its accounts, including investment companies, which differs from advice given on the timing or nature of action taken for the Fund. The Subadviser is not obligated to initiate transaction for the Portfolio in any security which the Subadviser, its principals, affiliates or employees may purchase or sell for their own accounts or other clients.

12. AMENDMENTS TO THE AGREEMENT

   This Agreement may be amended by the parties only if such amendment is specifically approved by the vote of a majority of the outstanding voting securities of each of the Funds affected by the amendment and by the vote of a majority of the Trustees of the Trust who are not interested persons of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of
(a) any other Fund affected by the amendment or (b) all the series of the Trust.

13. ENTIRE AGREEMENT

   This Agreement contains the entire understanding and agreement of the parties.

14. HEADINGS

   The headings in the sections of this Agreement are inserted for convenience of reference only and shall not constitute a part hereof.

15. NOTICES

   All notices required to be given pursuant to this Agreement shall be delivered or mailed to the last known business address of the Trust or applicable party in person or by registered mail or a private mail or delivery service providing the sender with notice of receipt. Notice shall be deemed given on the date delivered or mailed in accordance with this paragraph.

16. SEVERABILITY

   Should any portion of this Agreement for any reason be held to be void in law or in equity, the Agreement shall be construed, insofar as is possible, as if such portion had never been contained herein.

17. GOVERNING LAW

   The provisions of this Agreement shall be construed and interpreted in accordance with the laws of The Commonwealth of Massachusetts, or any of the applicable provisions of the Investment Company Act. To the extent that the laws of The Commonwealth of Massachusetts, or any of the provisions in this Agreement, conflict with applicable provisions of the Investment Company Act, the latter shall control.

18. LIMITATION OF LIABILITY

   The Amended and Restated Agreement and Declaration of Trust dated February 18, 1994, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of The Commonwealth of Massachusetts, provides that the name "North American Funds" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property, for the satisfaction of any obligation or claim, in connection with the affairs of the Trust or any portfolio thereof, but only the assets belonging to the Trust, or to the particular portfolio with which the obligee or claimant dealt, shall be liable.

   IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed under seal by their duly authorized officers as of the date first mentioned above.

                                          American General Asset Management
                                           Corp.

                                          By: _________________________________

                                          American General Investment
                                           Management, L.P.

                                          By: _________________________________

                                                                      EXHIBIT II

                      Agreement and Plan of Reorganization

                         Dated as of September 28, 2001

                               Table of Contents

                                                                       Page No.
                                                                       --------
1. Defined Terms; Sections and Exhibits; Miscellaneous Terms..........     2
  a.Definitions.......................................................     2
  b.Use of Defined Terms..............................................     6
  c.Sections and Exhibits.............................................     6
  d.Miscellaneous Terms...............................................     6
2. The Reorganization(s)..............................................     6
  a.Transfer of Assets................................................     6
  b.Assumption of Liabilities.........................................     6
  c.Issuance and Valuation of Corresponding Shares in the
       Reorganization.................................................     6
  d.Distribution of Corresponding Shares to the Acquired Fund
       Shareholders...................................................     6
  e.Interest; Proceeds................................................     6
  f.Valuation Time....................................................     6
  g.Evidence of Transfer..............................................     7
  h.Termination.......................................................     7
  i.Separate Agreements; Reorganizations Not Conditioned on One
       Another........................................................     7
3. Representations and Warranties of the Acquired Fund................     7
  a.Formation and Qualification.......................................     7
  b.Licenses..........................................................     7
  c.Authority.........................................................     7
  d.Financial Statements..............................................     8
  e.Semi-Annual Report to Shareholders................................     8
  f.Prospectuses and Statement of Additional Information..............     8
  g.Litigation........................................................     8
  h.Material Contracts................................................     8
  i.No Conflict.......................................................     8
  j.Undisclosed Liabilities...........................................     8
  k.Taxes.............................................................     9
  l.Assets............................................................     9
  m.Consents..........................................................     9
  n.N-14 Registration Statement.......................................     9
  o.Capitalization....................................................     9
  p.Books and Records.................................................     9
4. Representations and Warranties of the Acquiring Fund...............     9
  a.Formation and Qualification.......................................     9
  b.Licenses..........................................................    10
  c.Authority.........................................................    10
  d.Prospectus and Statement of Additional Information................    10
  e.Litigation........................................................    10
  f.Material Contracts................................................    10
  g.No Conflict.......................................................    11
  h.[Intentionally Left Blank]........................................    11
  i.Consents..........................................................    11
  j.N-14 Registration Statement.......................................    11
  k.Capitalization....................................................    11
  l.Corresponding Shares..............................................    11
5. Covenants of the Acquired Fund and the Acquiring Fund..............    12
  a.Special Shareholders' Meeting.....................................    12
  b.Unaudited Financial Statements....................................    12
  c.Share Ledger Records of the Acquiring Fund........................    12

                                                                       Page No.
                                                                       --------
  d.Conduct of Business...............................................    12
  e.Termination of the Acquired Fund..................................    12
  f.Filing of N-14 Registration Statement.............................    12
  g.Corresponding Shares..............................................    12
  h.Tax Returns.......................................................    13
  i.Combined Proxy Statement and Prospectus Mailing...................    13
  j.Confirmation of Tax Basis.........................................    13
  k.Shareholder List..................................................    13
  l.New Series........................................................    13
6. Closing Date.......................................................    13
7. Conditions of the Acquired Fund....................................    13
  a.Representations and Warranties....................................    13
  b.Performance.......................................................    13
  c.Shareholder Approval..............................................    14
  d.Approval of Board of Directors....................................    14
  e.Deliveries by the Acquiring Fund..................................    14
  f.Absence of Litigation.............................................    14
  g.Proceedings and Documents.........................................    15
  h.N-14 Registration Statement; Acquiring Fund Post-Effective
       Amendment......................................................    15
  i.Compliance with Laws; No Adverse Action or Decision...............    15
  j.Commission Orders or Interpretations..............................    15
8. Conditions of the Acquiring Fund...................................    15
  a.Representations and Warranties....................................    15
  b.Performance.......................................................    15
  c.Shareholder Approval..............................................    15
  d.Approval of Board of Trustees.....................................    15
  e.Deliveries by the Acquired Fund...................................    16
  f.No Material Adverse Change........................................    16
  g.Absence of Litigation.............................................    16
  h.Proceedings and Documents.........................................    16
  i.N-14 Registration Statement; Acquiring Fund Post-Effective
       Amendment......................................................    16
  j.Compliance with Laws; No Adverse Action or Decision...............    16
  k.Commission Orders or Interpretations..............................    16
  l.[Intentionally Left Blank]........................................    16
9. Termination, Postponement and Waivers..............................    17
  a.Termination of Agreement..........................................    17
  b.Commission Order..................................................    17
  c.Effect of Termination.............................................    17
  d.Waivers; Non-Material Changes.....................................    17
10. Survival of Representations and Warranties........................    17
11. Other Matters.....................................................    18
  a.Obligations under Massachusetts Law...............................    18
  b.Further Assurances................................................    18
  c.Notices...........................................................    18
  d.Entire Agreement..................................................    18
  e.Amendment.........................................................    19
  f.Governing Law.....................................................    19
  g.Assignment........................................................    19
  h.Costs of the Reorganization.......................................    19
  i.Severability......................................................    19
  j.Headings..........................................................    19
  k.Counterparts......................................................    19

                      AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 28th day of September 2001, by and between NORTH AMERICAN FUNDS, a Massachusetts business trust, on behalf of each Acquired Fund (as defined herein), each a separate investment portfolio of North American Funds, and SUNAMERICA STRATEGIC INVESTMENT SERIES, INC., a Maryland corporation, on behalf of each Acquiring Fund (as defined herein), each a separate investment portfolio of SunAmerica Strategic Investment Series, Inc.

                            PLANS OF REORGANIZATION

   WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between North American Funds on behalf of each of its separate investment portfolios (each an "Acquired Fund," and collectively, the "Acquired Funds") and SunAmerica Strategic Investment Series, Inc. on behalf of each of its separate investment portfolios (each an "Acquiring Fund" and collectively, the "Acquiring Funds") set forth below:

Acquired Fund:                                   Acquiring Fund:
--------------                                   ---------------
Stock Index Fund (the "NAF Stock  SunAmerica Stock Index Fund
 Index Fund")...................
Science & Technology Fund (the
 "NAF Science & Technology
 Fund").........................  SunAmerica Science & Technology Fund
Aggressive Growth LifeStyle Fund
 (the "NAF Aggressive Growth
 LifeStyle Fund")...............  SunAmerica Aggressive Growth LifeStage Fund
Moderate Growth LifeStyle Fund
 (the "NAF Moderate Growth
 LifeStyle Fund")...............  SunAmerica Moderate Growth LifeStage Fund
Conservative Growth LifeStyle
 Fund (the "NAF Conservative
 Growth LifeStyle Fund")........  SunAmerica Conservative Growth LifeStage Fund

   WHEREAS, each Acquired Fund owns securities that generally are assets of the character in which the respective Acquiring Fund is permitted to invest;

   WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund's Assets (as defined herein), and assumption of that Acquired Fund's Assumed Liabilities (as defined herein), by the respective Acquiring Fund solely in exchange for an aggregate value of newly issued shares of common stock, $0.0001 par value per share, of such Acquiring Fund (the "Shares"), equal to the net asset value of such Acquired Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by that Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (each a "Reorganization" and collectively the "Reorganizations");

   WHEREAS, in the course of each Reorganization, Shares of an Acquiring Fund will be issued to an Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, Class C, and Institutional Class I shares of an Acquired Fund will be entitled to receive Class A, Class B, Class II, and Class I Shares, respectively (the "Corresponding Shares"), of the respective Acquiring Fund on the Closing Date (as defined herein);

   WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of an Acquired Fund will equal the aggregate net asset value of the respective Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein);

   WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code; and

   WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

                                   AGREEMENT

   NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and Acquiring Fund hereby agree as follows:

1. Defined Terms; Sections and Exhibits; Miscellaneous Terms.

   a. Definitions. As used herein the following terms have the following respective meanings:

     "Acquired Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquired Fund" shall refer to the NAF Stock Index Fund in respect of the Stock Index Funds Reorganization, the NAF Science & Technology Fund in respect of the Science & Technology Funds Reorganization, the NAF Aggressive Growth LifeStyle Fund in respect of the Aggressive Growth LifeStage Funds Reorganization, the NAF Moderate Growth LifeStyle Fund in respect of the Moderate Growth LifeStage Funds Reorganization, and the NAF Conservative Growth LifeStyle Fund in respect of the Conservative Growth LifeStage Funds Reorganization.

     "Acquiring Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquiring Fund" shall refer to the SunAmerica Stock Index Fund in respect of the Stock Index Funds Reorganization, the SunAmerica Science & Technology Fund in respect of the Science & Technology Funds Reorganization, the SunAmerica Aggressive Growth LifeStage Fund in respect of the Aggressive Growth LifeStage Funds Reorganization, the SunAmerica Moderate Growth LifeStage Fund in respect of the Moderate Growth LifeStage Funds Reorganization, and the SunAmerica Conservative Growth LifeStage Fund in respect of the Conservative Growth LifeStage Funds Reorganization.

     "Acquiring Fund Post-Effective Amendment" has the meaning ascribed thereto in Section 5(l) hereof.

     "Aggressive Growth LifeStage Funds Reorganization" consists of (i) the acquisition of the NAF Aggressive Growth LifeStyle Fund's Assets, and assumption of the NAF Aggressive Growth LifeStyle Fund's Assumed Liabilities, by the SunAmerica Aggressive Growth LifeStage Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Aggressive Growth LifeStage Fund, equal to the net asset value of the NAF Aggressive Growth LifeStyle Fund's Assets determined in accordance with
  Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Aggressive Growth LifeStyle Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Aggressive Growth LifeStyle Fund in liquidation of the NAF Aggressive Growth LifeStyle Fund.

     "Agreement" has the meaning ascribed thereto in the introduction hereof.

     "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of (i) the NAF Stock Index Fund in the case of the Stock Index Funds Reorganization, (ii) the NAF Science & Technology Fund in the case of the Science & Technology Funds Reorganization, (iii) the NAF Aggressive Growth LifeStyle Fund in the case of the Aggressive Growth LifeStage Funds Reorganization, (iv) the NAF Moderate Growth LifeStyle Fund in the case of the Moderate Growth LifeStage Funds Reorganization, and (v) the NAF Conservative Growth LifeStyle Fund in the case of the Conservative Growth LifeStage Funds Reorganization.

     "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of (i) the NAF Stock Index Fund in the case of the Stock Index Funds Reorganization, (ii) the NAF Science & Technology Fund in the case of the Science & Technology Funds Reorganization, (iii) the NAF Aggressive Growth LifeStyle Fund in the case of the Aggressive Growth LifeStage Funds Reorganization, (iv) the NAF Moderate Growth LifeStyle Fund in the case of the Moderate Growth LifeStage Funds Reorganization and (v) the NAF Conservative Growth LifeStyle Fund in the case of the Conservative Growth LifeStage Funds Reorganization.

     "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

     "Code" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "Commission" shall mean the Securities and Exchange Commission.

     "Conservative Growth LifeStage Funds Reorganization" consists of (i) the acquisition of the NAF Conservative Growth LifeStyle Fund's Assets, and assumption of the NAF Conservative Growth LifeStyle Fund's Assumed Liabilities, by the SunAmerica Conservative Growth LifeStage Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Conservative Growth LifeStage Fund, equal to the net asset value of the NAF Conservative Growth LifeStyle Fund's Assets determined in accordance with
  Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Conservative Growth LifeStyle Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Conservative Growth LifeStyle Fund in liquidation of the NAF Conservative Growth LifeStyle Fund.

     "Corresponding Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of (i) the SunAmerica Stock Index Fund in the case of the Stock Index Funds Reorganization, (ii) the SunAmerica Science & Technology Fund in the case of the Science & Technology Funds Reorganization, (iii) the SunAmerica Aggressive Growth LifeStage Fund in the case of the Aggressive Growth LifeStage Funds Reorganization, (iv) the SunAmerica Moderate Growth LifeStage Fund in the case of the Moderate Growth LifeStage Funds Reorganization, and (v) the SunAmerica Conservative Growth LifeStage Fund in the case of the Conservative Growth LifeStage Funds Reorganization.

     "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

     "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

     "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

     "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

     "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

     "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

     "Majority Shareholder Vote" shall mean the lesser of (i) more than 50% of the outstanding shares of the Acquired Fund and (ii) 67% or more of the shares of the Acquired Fund represented at the special shareholders' meeting referenced in Section 5(a) hereof if more than 50% of such shares are represented.

     "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

     "Moderate Growth LifeStage Funds Reorganization" consists of (i) the acquisition of the NAF Moderate Growth LifeStyle Fund's Assets, and assumption of the NAF Moderate Growth LifeStyle Fund's Assumed Liabilities, by the SunAmerica Moderate Growth LifeStage Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Moderate Growth LifeStage Fund, equal to the net asset value of the NAF Moderate Growth LifeStyle Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Moderate Growth LifeStyle Fund of such Corresponding Shares to its shareholders in proportion to such shareholder's interest in the NAF Moderate Growth LifeStyle Fund in liquidation of the NAF Moderate Growth LifeStyle Fund.

     "NAF Aggressive Growth LifeStyle Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF Conservative Growth LifeStyle Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF Moderate Growth LifeStyle Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF Science & Technology Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF Stock Index Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "North American Funds Declaration of Trust" shall mean the Amended and Restated Agreement and Declaration of Trust of North American Funds dated as of February 18, 1994, as amended or supplemented from time to time.

     "North American Funds Prospectuses" shall mean the prospectuses relating to the Acquired Funds each dated March 1, 2001, in each case as amended or supplemented.

     "North American Funds Statement of Additional Information" shall mean the statement of additional information relating to the Acquired Funds, dated March 1, 2001, as amended or supplemented.

     "N-14 Registration Statement" has the meaning ascribed thereto in
  Section 3(n) hereof.

     "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

     "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

     "Reorganization" has the meaning ascribed thereto in the third paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Reorganization" shall refer to the Stock Index Funds Reorganization, the Science & Technology Funds Reorganization, the Aggressive Growth LifeStage Funds Reorganization, the Moderate Growth LifeStage Funds Reorganization, or the Conservative Growth LifeStage Funds Reorganization, as the context requires.

     "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

     "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company
  Act.

     "S&S" shall mean Shearman & Sterling, counsel to SunAmerica Strategic Investment Series, Inc. and the Acquiring Funds.

     "Science & Technology Funds Reorganization" consists of (i) the acquisition of the NAF Science & Technology Fund's Assets, and assumption of the NAF Science & Technology Fund's Assumed Liabilities, by the SunAmerica Science & Technology Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Science & Technology Fund, equal to the net asset value of the NAF Science & Technology Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Science & Technology Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Science & Technology Fund in liquidation of the NAF Science & Technology Fund.

     "Section 17 Order" shall mean an order obtained from the Commission pursuant to Section 17(b) of the Investment Company Act to exempt consummation of a Reorganization from the prohibitions of Section 17(a) of such Act.

     "Securities Act" shall mean the Securities Act of 1933, as amended.

     "Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "Stock Index Funds Reorganization" consists of (i) the acquisition of the NAF Stock Index Fund's Assets, and assumption of the NAF Stock Index Fund's Assumed Liabilities, by the SunAmerica Stock Index Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Stock Index Fund, equal to the net asset value of the NAF Stock Index Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Stock Index Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Stock Index Fund in liquidation of the NAF Stock Index Fund.

     "SunAmerica Aggressive Growth LifeStage Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Conservative Growth LifeStage Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Moderate Growth LifeStage Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Science & Technology Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Stock Index Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Strategic Investment Series, Inc. Articles of Incorporation" shall mean the Articles of Incorporation of SunAmerica Strategic Investment Series, Inc., dated as of December 16, 1998, as amended from time to time.

     "SunAmerica Strategic Investment Series, Inc. Prospectuses" shall mean the prospectuses relating to the Acquiring Funds, dated February 28, 2001 in the case of Class A, Class B, and Class II shares and the preliminary prospectus contained in the Acquiring Fund Post-Effective Amendment in the case of Class I shares, in each case as amended or supplemented.

     "SunAmerica Strategic Investment Series, Inc. Statements of Additional Information" shall mean the statement of additional information relating to the Acquiring Funds, dated February 28, 2001 in the case of Class A, Class B and Class II and the preliminary statement of additional information contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares, in each case as amended or supplemented.

     "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

   b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

   c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

   d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. The Reorganization(s).

   a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (as to each Acquired Fund, such assets are collectively referred to herein as the "Assets").

   b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (as to each Acquired Fund, such liabilities are collectively referred to herein as the "Assumed Liabilities").

   c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of each of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the SunAmerica Strategic Investment Series, Inc. Prospectuses and the SunAmerica Strategic Investment Series, Inc. Statements of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

   d. Distribution of Corresponding Shares to the Acquired Fund
Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due to the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

   e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

   f. Valuation Time.

     i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on November 9, 2001, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

     ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the Commonwealth of Massachusetts to effect the transfer of the Assets to the Acquiring Fund.

   h. Termination. The Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the Commonwealth of Massachusetts, as provided in Section 5(e) hereof.

   i. Separate Agreements; Reorganizations Not Conditioned on One Another. Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the Stock Index Funds Reorganization, (ii) the Science & Technology Funds Reorganization, (iii) the Aggressive Growth LifeStage Funds Reorganization,
(iv) the Moderate Growth LifeStage Funds Reorganization, and (v) the Conservative Growth LifeStage Funds Reorganization. The parties further agree that the consummation of one Reorganization shall not be conditioned on the consummation of any other Reorganization.

3. Representations and Warranties of the Acquired Fund.

   The Acquired Fund represents and warrants to the Acquiring Fund as follows:

   a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of North American Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. North American Funds is duly qualified, registered or licensed to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.

   b. Licenses. The Acquired Fund (or North American Funds on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. North American Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-05797), and such registration has not been suspended, revoked or rescinded and is in full force and effect. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its current taxable year.

   c. Authority. North American Funds, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of North American Funds or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by North American Funds, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of October 31, 2000, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectuses and Statement of Additional Information. The Acquiring Fund has been furnished with the North American Funds Prospectuses and the North American Funds Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectuses and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

   h. Material Contracts. There are no material contracts outstanding to which North American Funds on behalf of the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement, the North American Funds Prospectuses or the North American Funds Statement of Additional Information.

   i. No Conflict. The execution and delivery of this Agreement by North American Funds on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) North American Funds' Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which North American Funds on behalf of the Acquired Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

   j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since April 30, 2001, and those incurred in connection with the Reorganization.

   k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

   m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and
(iii) if necessary, receipt of a Section 17 Order.

   n. N-14 Registration Statement. The registration statement filed, or to be filed, by SunAmerica Strategic Investment Series, Inc. on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   o. Capitalization. Under the Declaration of Trust of North American Funds, the Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class I shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquired Fund to automatically convert to Class A shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

   p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4. Representations and Warranties of the Acquiring Fund.

   The Acquiring Fund represents and warrants to the Acquired Fund as follows:

   a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of SunAmerica Strategic Investment Series, Inc., a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. SunAmerica Strategic Investment Series, Inc. is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund has not yet commenced operations and the only Shares issued have been to an initial seed investor.

   b. Licenses. The Acquiring Fund (or SunAmerica Strategic Investment Series, Inc. on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. SunAmerica Strategic Investment Series, Inc. is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-0169), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund intends to qualify for the special tax treatment afforded to RICs under Sections 851-855 of the Code from and after consummation of the Reorganization.

   c. Authority. SunAmerica Strategic Investment Series, Inc., on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by SunAmerica Strategic Investment Series, Inc., on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Prospectus and Statement of Additional Information. The Acquired Fund has been furnished with the SunAmerica Strategic Investment Series, Inc. Prospectuses and the SunAmerica Strategic Investment Series, Inc. Statements of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectuses and Statements of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   e. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

   f. Material Contracts. There are no material contracts outstanding to which SunAmerica Strategic Investment Series, Inc. on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the SunAmerica Strategic Investment Series, Inc. Prospectuses, or the SunAmerica Strategic Investment Series, Inc. Statements of Additional Information.

   g. No Conflict. The execution and delivery of this Agreement by SunAmerica Strategic Investment Series, Inc. on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the SunAmerica Strategic Investment Series, Inc. Articles of Incorporation or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which SunAmerica Strategic Investment Series, Inc. on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

   h. [Intentionally Left Blank]

   i. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) such actions as shall be necessary to establish the Acquiring Funds, and (iii) if necessary, receipt of a Section 17 Order.

   j. N-14 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   k. Capitalization. Under its Articles of Incorporation SunAmerica Strategic Investment Series, Inc., is authorized to issue 1,000,000,000 full and fractional shares of common stock, par value $0.0001 per share, of which 100,000,000 unissued shares have been designated as the Acquiring Fund and have been divided into four classes, designated Class A, Class B, Class II and Class
I. All issued and outstanding shares of the Acquiring Fund, if any, are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

   l. Corresponding Shares.

     i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement will be duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

     ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. Covenants of the Acquired Fund and the Acquiring Fund.

   a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

   b. Unaudited Financial Statements.

     (i) The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     (ii) The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

   d. Conduct of Business. The Acquired Fund covenants and agrees to operate its business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

   e. Termination of the Acquired Fund. North American Funds agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law.

   f. Filing of N-14 Registration Statement. SunAmerica Strategic Investment Series, Inc., on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

   g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

   h. Tax Returns. The Acquired Fund agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes.

   i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

   j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

   k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by North American Funds on behalf of the Acquired Fund.

   l. New Series. SunAmerica Strategic Investment Series, Inc., on behalf of each Acquiring Fund, shall cause a post-effective amendment to its Registration Statement on Form N-1A (the "Acquiring Fund Post-Effective Amendment") to be filed with the Commission in a timely fashion to register the shares of the Acquiring Fund for sale under the Securities Act prior to the Closing Date.

6. Closing Date.

   The closing of the transactions contemplated by this Agreement shall be at the offices of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022 after the close of the New York Stock Exchange on November 9, 2001, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. Conditions of the Acquired Fund.

   The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of SunAmerica Strategic Investment Series, Inc., on behalf of the Acquiring Fund, including a majority of the Directors who are not "interested persons" of North American Funds or SunAmerica Strategic Investment Series, Inc. as defined in
Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of SunAmerica Strategic Investment Series, Inc. on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquiring Fund required by
  Section 5(b)(ii) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution (whether actual or constructive) of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement;
  (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt (whether actual or constructive) of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization;
  (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received (whether actually or constructively) by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) in accordance with Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, subject to applicable limitations, such as earnings and profits, capital loss carryovers and method of accounting.

   f. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   g. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

   h. N-14 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

   i. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   j. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. Conditions of the Acquiring Fund.

   The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of North American Funds, on behalf of the Acquired Fund, including a majority of the Trustees who are not "interested persons" of North American Funds or SunAmerica Strategic Investment Series, Inc. within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of North American Funds on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c),
  (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquired Fund required by
  Section 5(b)(i) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

   f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since April 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

   i. N-14 Registration Statement; Acquiring Fund Post-Effective
Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

   j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquiring Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

   l. [Intentionally Left Blank]

9. Termination, Postponement and Waivers.

   a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

     i. by the Acquired Fund or the Acquiring Fund if:

       (1) the Board of Trustees of North American Funds and the Board of Directors of SunAmerica Strategic Investment Series, Inc. so mutually agree in writing; or

       (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

     ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

     iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

   b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of North American Funds and the Board of Directors of SunAmerica Strategic Investment Series, Inc. to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

   c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, North American Funds or SunAmerica Strategic Investment Series, Inc., or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

   d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10. Survival of Representations and Warranties.

   The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring

Fund nor any of their officers, trustees, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, director or agent of the Acquired Fund or the Acquiring Fund, or of North American Funds or SunAmerica Strategic Investment Series, Inc. against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11.  Other Matters.

   a. Obligations under Massachusetts Law. Copies of the North American Funds Declaration of Trust are on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of North American Funds on behalf of the Acquired Fund, as trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the trustees, directors, officers, employees, agents or shareholders of North American Funds individually, but are binding solely upon the assets and property of the Acquired Fund.

   b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

   c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

   If to the Acquired Fund, to:         North American Funds
                                        286 Congress Street
                                        Boston, MA 02210
                                        Attention: Nori Gabert, Esq.

   With a copy to:                      Sullivan & Worcester LLP
                                        1025 Connecticut Avenue, N.W.
                                        Suite 1000
                                        Washington, DC 20036
                                        Attention: David M. Leahy, Esq.

   If to the Acquiring Fund, to:        SunAmerican Strategic Investment
                                     Series, Inc.
                                        733 Third Avenue, Third Floor
                                        New York, NY 10017
                                        Attention: Robert M. Zakem, Esq.

   With a copy to:                      Shearman & Sterling
                                        599 Lexington Avenue
                                        New York, New York 10022
                                        Attention: Margery K. Neale, Esq.

   d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

   e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

   f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

   g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   h. Costs of the Reorganization. All costs of the Reorganization shall be borne by American International Group, Inc. or an affiliate thereof, regardless of whether the Reorganization is consummated.

   i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

   j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

   k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

   IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

Attest:                                  North American Funds on behalf of
                                         Stock Index Fund
                                         Science & Technology Fund
                                         Aggressive Growth LifeStyle Fund
                                         Moderate Growth LifeStyle Fund
                                         Conservative Growth LifeStyle Fund

By:                                      By:
  ---------------------------------         ---------------------------------
  Name:                                     Name:
  Title:                                    Title:

Attest:                                  SunAmerica Strategic Investment
                                          Series, Inc. on behalf of
                                         SunAmerica Stock Index Fund
                                         SunAmerica Science & Technology Fund
                                         SunAmerica Aggressive Growth
                                          LifeStage Fund
                                         SunAmerica Moderate Growth LifeStage
                                          Fund
                                         SunAmerica Conservative Growth
                                          LifeStage Fund

By:                                      By:
  ---------------------------------         ---------------------------------
  Name:                                     Name:
  Title:                                    Title:

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----
INTRODUCTION.............................................................   1

SUMMARY..................................................................   3

THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY
 AGREEMENTS..............................................................   3

THE REORGANIZATIONS......................................................   4
  What Shareholders of an Acquired Fund Will Receive in a
   Reorganization........................................................   4
  Reasons for the Reorganizations........................................   4

FEE TABLES AND EXAMPLES..................................................   6

THE FUNDS................................................................  19
  Business of the Acquired Funds.........................................  19
  Business of the Acquiring Funds........................................  19
  Comparison of the Funds................................................  19

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS........................  28

PRINCIPAL RISKS OF INVESTING IN THE ACQUIRED FUNDS, ACQUIRING FUNDS AND
 UNDERLYING FUNDS........................................................  28
  All Acquired Funds, Acquiring Funds and Underlying Funds...............  28
  Stock Index Funds......................................................  29
  Science & Technology Funds.............................................  29
  Growth LifeStage Funds and Underlying Funds............................  29

PROPOSAL NOS. 1(a) AND (b): APPROVAL OF THE NEW INVESTMENT ADVISORY
 AGREEMENT AND NEW SUBADVISORY AGREEMENT.................................  32

THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT AND NEW
 SUBADVISORY AGREEMENT...................................................  32
  Board Considerations...................................................  32

PROPOSAL NO. 1(a): APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT.....  34

THE NEW INVESTMENT ADVISORY AGREEMENT....................................  34
  Description of the New Investment Advisory Agreement...................  34
  Additional Information About AGAM......................................  34

PROPOSAL NO. 1(b): APPROVAL OF THE NEW SUBADVISORY AGREEMENT.............  37

THE NEW SUBADVISORY AGREEMENT............................................  37
  Description of the New Subadvisory Agreement...........................  37
  Additional Information About AGIM......................................  38

PROPOSAL NOS. 2(a)-(e): APPROVAL OF THE PLANS............................  39

COMPARISON OF THE FUNDS..................................................  39
  Investment Policies....................................................  39
  Directors and Officers.................................................  41
  Management Arrangements................................................  44
  Distribution and Shareholder Servicing Arrangements....................  47
  Other Service Agreements with Affiliates...............................  48
  Purchase, Exchange and Redemption of Shares............................  48
  Performance............................................................  52

                                                                           Page
                                                                           ----
  Shareholder Rights......................................................   53
  Tax Information.........................................................   54
  Portfolio Transactions..................................................   54
  Portfolio Turnover......................................................   54
  Additional Information..................................................   54
THE REORGANIZATIONS.......................................................   56
  General.................................................................   56
  Terms of the Plans......................................................   56
  NAF Board Considerations: Potential Benefits to Shareholders as a Result
  of the Reorganizations..................................................   58
  Federal Income Tax Consequences of the Reorganizations..................   61
  Capitalization..........................................................   62

GENERAL...................................................................   63

INFORMATION CONCERNING THE MEETING........................................   63
  Date, Time and Place of Meeting.........................................   63
  Solicitation, Revocation and Use of Proxies.............................   63
  Record Date and Outstanding Shares......................................   63
  Security Ownership of Certain Beneficial Owners and Management of the
  Funds...................................................................   64
  Voting Rights and Required Vote.........................................   69

ADDITIONAL INFORMATION....................................................   69

LEGAL PROCEEDINGS.........................................................   70

LEGAL OPINIONS............................................................   70

EXPERTS...................................................................   70

SHAREHOLDER PROPOSALS.....................................................   70

EXHIBIT IA................................................................ IA-1
EXHIBIT IB................................................................ IB-1
EXHIBIT II................................................................ II-1